UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2015

Baird Ultra Short Bond Fund
Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	9
Baird Intermediate Bond Fund	17
Baird Intermediate Municipal Bond Fund	25
Baird Aggregate Bond Fund	36
Baird Core Plus Bond Fund	43
Additional Information on Fund Expenses	51
Statements of Assets and Liabilities	53
Statements of Operations	55
Statements of Changes in Net Assets	57
Financial Highlights	63
Notes to the Financial Statements	75
Additional Information	87

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Ultra Short Bond Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)
	Net Assets	$154,398,908

	SEC 30-Day
	Yield(3)
	Institutional Class
	(Subsidized)	0.77%
	Institutional Class
	(Unsubsidized)	0.62%
	Investor Class (Subsidized)	0.52%
	Investor Class
	(Unsubsidized)	0.37%

	Average
	Effective
	Duration	0.45 years

	Average
	Effective
Sector Weightings(1)	Maturity	0.45 years

	Annualized
	Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio
	Turnover
	Rate	46.4%	(6)

	Number of
	Holdings	202

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2015.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2016.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2015 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2015	Months	Year	Inception(1)
Institutional Class Shares	0.45%	0.52%	1.11%
Investor Class Shares	0.42%	0.27%	0.87%
Barclays U.S. Short-Term Government/Corporate Index(2)	0.17%	0.23%	0.24%

(1)	For the period from December 31, 2013 (commencement of operations) through June 30, 2015.
(2)
The Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Security
U.S. Treasury Bond,
2.375%, 03/31/2016@	$27,750,000	$28,192,280	18.3%
Total U.S. Treasury Security
(Cost $28,190,263)		28,192,280	18.3%
Corporate Bonds
Finance
American Express Co.,
0.874%, 05/22/2018	1,500,000	1,495,308	1.0%
Australia and New Zealand Banking Group Ltd.,
0.716%, 01/16/2018 (Acquired 01/12/2015,
Cost $1,000,000)* f	1,000,000	1,001,747	0.6%
BNP Paribas,
0.736%, 05/07/2017 f	1,000,000	1,000,653	0.6%
Caisse Centrale Desjardins,
0.944%, 01/29/2018 (Acquired 01/26/2015,
Cost $1,000,000)* f	1,000,000	1,004,177	0.6%
Capital One Financial Corp.,
3.150%, 07/15/2016	1,015,000	1,034,094	0.7%
CNA Financial Corp.,
6.500%, 08/15/2016	1,300,000	1,375,033	0.9%
Credit Suisse,
0.959%, 04/27/2018 f	1,000,000	999,997	0.7%
First Tennessee Bank National Association,
5.650%, 04/01/2016	1,000,000	1,031,325	0.7%
General Electric Capital Corp.,
0.787%, 01/14/2019	2,000,000	2,000,670	1.3%
J.P. Morgan Chase & Co.,
1.232%, 01/23/2020	1,000,000	1,009,089	0.6%
KeyBank National Association,
4.950%, 09/15/2015	1,000,000	1,006,482	0.7%
Lloyds Bank PLC,
0.825%, 05/14/2018 f	1,500,000	1,502,099	1.0%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Royal Bank of Canada,
0.536%, 10/13/2017 f	$1,000,000	$999,982	0.7%
Royal Bank of Scotland Group PLC,
2.550%, 09/18/2015 f	1,300,000	1,303,635	0.8%
Santander Bank NA,
1.206%, 01/12/2018	1,400,000	1,398,599	0.9%
Societe Generale,
1.364%, 10/01/2018 f	1,500,000	1,523,004	1.0%
Standard Chartered PLC,
0.914%, 04/17/2018 (Acquired 04/13/2015,
Cost $1,200,000)* f	1,200,000	1,199,339	0.8%
Synchrony Financial,
1.509%, 02/03/2020	1,000,000	1,004,403	0.6%
The Bank of New York Mellon Corp.,
0.838%, 08/01/2018	1,000,000	1,003,614	0.6%
The Bank Of Nova Scotia,
0.756%, 06/11/2018 f	1,500,000	1,498,684	1.0%
The Toronto-Dominion Bank,
0.839%, 11/05/2019 f	1,200,000	1,207,116	0.8%
UBS AG,
0.981%, 03/26/2018 f	1,000,000	999,701	0.6%
Westpac Banking Corp.,
0.712%, 05/25/2018 f	1,500,000	1,499,993	1.0%
Other Finance#~		25,419,609	16.5%
Total Finance
(Cost $53,544,847)		53,518,353	34.7%
Utility
PPL Energy Supply LLC,
Series A, 5.700%, 10/15/2015	1,000,000	1,000,000	0.6%
Other Utility#~		365,677	0.3%
Total Utility
(Cost $1,373,238)		1,365,677	0.9%
Industrials
Actavis Funding SCS,
1.543%, 03/12/2020 f	1,500,000	1,516,622	1.0%
AT&T, Inc.,
1.212%, 06/30/2020	1,000,000	1,003,874	0.6%
Baxalta, Inc.,
1.061%, 06/22/2018 (Acquired 06/18/2015,
Cost $1,500,000)*	1,500,000	1,499,550	1.0%
Becton, Dickinson and Co.,
0.736%, 06/15/2016	1,000,000	1,000,462	0.6%
Bunge Limited Finance Corp.,
4.100%, 03/15/2016	1,000,000	1,019,540	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Canadian Natural Resources Ltd.,
0.657%, 03/30/2016 f	$1,115,000	$1,112,983	0.7%
Chevron Phillips Chemical Co. LLC,
1.030%, 05/01/2020 (Acquired 05/07/2015,
Cost $1,500,000)*	1,500,000	1,502,802	1.0%
Enterprise Products Operating LLC,
3.200%, 02/01/2016	1,000,000	1,012,186	0.7%
Express Scripts Holding Co.,
3.125%, 05/15/2016	1,000,000	1,016,428	0.7%
Glencore Funding LLC,
1.336%, 04/16/2018 (Acquired 04/08/2015,
Cost $1,000,000)*	1,000,000	999,452	0.6%
Laboratory Corporation of America Holdings,
5.625%, 12/15/2015	1,000,000	1,020,138	0.7%
Marathon Petroleum Corp.,
3.500%, 03/01/2016	1,000,000	1,016,885	0.7%
ONEOK Partners LP,
3.250%, 02/01/2016	1,000,000	1,009,437	0.7%
Plum Creek Timberlands LP,
5.875%, 11/15/2015	1,200,000	1,220,480	0.8%
Qualcomm, Inc.,
0.826%, 05/20/2020	1,500,000	1,503,561	1.0%
TransCanada PipeLines Ltd.,
1.066%, 01/12/2018 f	1,000,000	1,002,233	0.6%
Verizon Communications, Inc.,
2.036%, 09/14/2018	1,563,000	1,616,994	1.0%
Other Industrials#~		20,941,689	13.5%
Total Industrials
(Cost $41,088,010)		41,015,316	26.5%
Total Corporate Bonds
(Cost $96,006,095)		95,899,346	62.1%
Other Government Related Securities
Other Government Related Securities#~		3,325,664	2.2%
Total Other Government Related Securities
(Cost $3,332,707)		3,325,664	2.2%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		2,790,884	1.8%
Total Taxable Municipal Bonds
(Cost $2,783,903)		2,790,884	1.8%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		$533,900	0.3%
Total U.S. Government Agency Issues
(Cost $521,687)		533,900	0.3%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues#		250,203	0.2%
Total Non-U.S. Government Agency Issues
(Cost $247,838)		250,203	0.2%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.420%, 09/25/2035	$104,900	104,655	0.1%
Series 2005-4, Class A2D, 0.507%, 12/25/2035	724,483	688,770	0.4%
Series 2006-2, Class A3, 0.337%, 09/25/2036	1,174,520	1,159,079	0.8%
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017
(Acquired 04/15/2015, Cost $1,499,946)*	1,500,000	1,500,982	1.0%
First National Master Note Trust,
Series 2013-2, Class A, 0.716%, 10/15/2019	1,000,000	1,001,583	0.6%
Golden Credit Card Trust,
Series 2013-1A, Class A, 0.436%, 02/15/2018 (Acquired
04/24/2015 through 05/05/2015, Cost $1,719,057)* f	1,720,000	1,719,219	1.1%
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Class A3, 1.420%, 09/17/2018
(Acquired 03/04/2015, Cost $1,199,756)*	1,200,000	1,204,110	0.8%
Master Credit Card Trust II,
Series 2012-2A, Class A, 0.780%, 04/21/2017
(Acquired 10/08/2014, Cost $1,000,399)* f	1,000,000	1,000,336	0.6%
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022
(Acquired 05/13/2015, Cost $1,069,339)*	1,065,000	1,066,331	0.7%
Other Asset Backed Securities#~		9,576,105	6.2%
Total Asset Backed Securities
(Cost $19,008,411)		19,021,170	12.3%
Commercial Mortgage-Backed Securities
Other Commercial Mortgage Backed Securities#		788,973	0.5%
Total Commercial Mortgage Backed Securities
(Cost $812,587)		788,973	0.5%
Total Long-Term Investments
(Cost $150,903,491)		150,802,420	97.7%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Dreyfus Cash Advantage Fund, 0.08%«	1,845,667	$1,845,667	1.2%
Total Short-Term Investment
(Cost $1,845,667)		1,845,667	1.2%
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.25%«	26,093,750	26,093,750	16.9%
Total Investment Companies
(Cost $26,093,750)		26,093,750	16.9%
Total Investments Purchased With Cash
Proceeds From Securities Lending
(Cost $26,093,750)		26,093,750	16.9%
Total Investments
(Cost $178,842,908)		178,741,837	115.8%
Liabilities in Excess of Other Assets		(24,342,929)	(15.8)%
TOTAL NET ASSETS		$154,398,908	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid. At June 30, 2015, the value of these securities total $13,698,045 representing 8.87% of net assets.
@	This security or portion of this security is out on loan at June 30, 2015.
f	Foreign Security
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $15,418,195 representing 9.99% of net assets.

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited) (cont.)

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$—	$28,192,280	$—	$28,192,280
Corporate Bonds	—	95,899,346	—	95,899,346
Other Government Related Securities	—	3,325,664	—	3,325,664
Taxable Municipal Bonds	—	2,790,884	—	2,790,884
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	533,900	—	533,900
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	250,203	—	250,203
Asset Backed Securities	—	19,021,170	—	19,021,170
Commercial Mortgage-Backed Securities	—	788,973	—	788,973
Total Long-Term Investments	—	150,802,420	—	150,802,420
Short-Term Investment
Money Market Mutual Fund	1,845,667	—	—	1,845,667
Total Short-Term Investment	1,845,667	—	—	1,845,667
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	26,093,750	—	—	26,093,750
Total Investments Purchased with
Cash Proceeds from Securities Lending	26,093,750	—	—	26,093,750
Total Investments	$27,939,417	$150,802,420	$—	$178,741,837

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)
	Net Assets	$2,891,875,955

	SEC 30-Day
	Yield(3)
	Institutional Class	1.53%
	Investor Class	1.28%

	Average
	Effective
	Duration	1.90 years

	Average
	Effective
	Maturity	1.96 years

	Annualized
	Expense
	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(4)
Sector Weightings(1)
	Portfolio
	Turnover
	Rate	20.2%	(5)

	Number of
	Holdings	564

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2015.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
				Since	Since
	Six	One	Five	Inception	Inception
For the Periods Ended June 30, 2015	Months	Year	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	0.87%	1.05%	2.33%	3.05%	N/A
Investor Class Shares	0.74%	0.80%	N/A	N/A	1.36%
Barclays 1-3 Year U.S.
Government/Credit Bond Index(1)	0.72%	0.93%	1.17%	2.71%	0.85%

(1)
The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Security
U.S. Treasury Bond,
1.250%, 04/30/2019@	$292,000,000	$291,338,328	10.1%
Total U.S. Treasury Security
(Cost $290,516,011)		291,338,328	10.1%
Corporate Bonds
Finance
ABN AMRO Bank NV,
1.079%, 10/28/2016 (Acquired 10/23/2013 through
05/19/2014, Cost $11,056,283)* f	11,050,000	11,098,951	0.4%
Citizens Bank, National Association,
1.600%, 12/04/2017	13,900,000	13,877,121	0.5%
CNA Financial Corp.,
7.350%, 11/15/2019	10,200,000	12,056,533	0.4%
Compass Bank,
1.850%, 09/29/2017	10,505,000	10,492,394	0.4%
Dresdner Bank AG,
7.250%, 09/15/2015 f	12,322,000	12,450,642	0.4%
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through
10/20/2014, Cost $14,714,441)* f	14,785,000	14,806,734	0.5%
Synchrony Financial,
3.000%, 08/15/2019@	13,350,000	13,445,025	0.5%
Voya Financial, Inc.,
2.900%, 02/15/2018	14,708,000	15,093,291	0.5%
Other Finance#~		675,826,543	23.3%
Total Finance
(Cost $777,718,047)		779,147,234	26.9%
Utility
Other Utility#		70,037,150	2.4%
Total Utility
(Cost $69,842,433)		70,037,150	2.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Industrials
Amgen, Inc.,
5.700%, 02/01/2019@	$10,000,000	$11,170,710	0.4%
Boardwalk Pipelines LP,
5.500%, 02/01/2017	13,384,000	13,877,321	0.5%
CF Industries, Inc.,
6.875%, 05/01/2018	11,182,000	12,588,036	0.4%
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	18,112,258	0.6%
Freeport-McMoRan, Inc.,
2.300%, 11/14/2017	11,444,000	11,408,752	0.4%
Hospira, Inc.,
6.050%, 03/30/2017	9,654,000	10,387,299	0.4%
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through
04/29/2015, Cost $12,113,492)* f	11,925,000	11,799,000	0.4%
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	11,755,000	12,568,328	0.4%
Pioneer Natural Resources Co.,
5.875%, 07/15/2016	10,133,000	10,589,684	0.4%
Teck Resources Ltd.,
3.850%, 08/15/2017 f	12,236,000	12,617,604	0.4%
Telecom Italia Capital,
5.250%, 10/01/2015 f	10,960,000	11,051,516	0.4%
The Dow Chemical Co.,
8.550%, 05/15/2019	11,427,000	13,932,175	0.5%
The Valspar Corp.,
5.100%, 08/01/2015	10,450,000	10,481,225	0.4%
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	12,000,000	11,983,512	0.4%
Valero Energy Corp.,
9.375%, 03/15/2019	10,349,000	12,736,369	0.4%
Verizon Communications, Inc.,
3.650%, 09/14/2018@	14,000,000	14,725,018	0.5%
Walgreen Co.,
5.250%, 01/15/2019@	9,392,000	10,298,272	0.4%
Other Industrials#~		757,823,836	26.2%
Total Industrials
(Cost $967,875,327)		968,150,915	33.5%
Total Corporate Bonds
(Cost $1,815,435,807)		1,817,335,299	62.8%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Government Related Securities
Other Government Related Securities#~		$80,759,455	2.8%
Total Other Government Related Securities
(Cost $80,710,439)		80,759,455	2.8%
Taxable Municipal Bonds
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	$10,380,000	10,635,971	0.4%
Rhode Island Housing & Mortgage Finance Corp./RI,
3.000%, 10/01/2034 (Callable 10/01/2022)	10,575,000	10,828,800	0.4%
Other Taxable Municipal Bonds#		68,101,146	2.3%
Total Taxable Municipal Bonds
(Cost $89,876,640)		89,565,917	3.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		209,504	0.0%
Total U.S. Government Agency Issues
(Cost $200,786)		209,504	0.0%
Non-U.S. Government Agency Issues
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.161%, 10/25/2043	13,338,005	13,391,624	0.5%
Other Non-U.S. Government Agency Issues#		49,265,837	1.7%
Total Non-U.S. Government Agency Issues
(Cost $62,598,115)		62,657,461	2.2%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 0.337%, 09/25/2036	16,182,875	15,970,103	0.5%
Ally Auto Receivables Trust,
Series 2014-SN2, Class A2B, 0.487%, 03/20/2017	11,711,148	11,710,738	0.4%
Argent Securities Inc Asset-Backed
Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.527%, 11/25/2035	12,888,831	12,500,387	0.4%
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	12,000,000	12,000,744	0.4%
Series 2014-3, Class A2, 1.180%, 12/20/2017	25,685,000	25,718,981	0.9%
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017
(Acquired 04/15/2015, Cost $28,423,977)*	28,425,000	28,443,618	1.0%
Ford Credit Auto Owner Trust,
Series 2014-1, Class A, 2.260%, 11/15/2025
(Acquired 05/06/2014 through 11/18/2014,
Cost $17,951,746)*	17,894,000	18,115,331	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020
(Acquired 05/13/2015, Cost $14,699,441)*	$14,700,000	$14,696,898	0.5%
GSAA Trust,
Series 2005-8, Class A4, 0.457%, 06/25/2035	19,465,141	18,904,097	0.7%
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019
(Acquired 01/22/2015, Cost $17,572,546)*	17,575,000	17,594,262	0.6%
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.357%, 09/25/2036	13,177,252	13,159,410	0.5%
RASC Series Trust,
Series 2005-AHL2, Class A3, 0.537%, 10/25/2035	10,626,230	10,469,323	0.4%
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.512%, 10/25/2035
(Acquired 03/13/2014, Cost $11,734,396)*	11,879,174	11,746,614	0.4%
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021
(Acquired 01/09/2014 through 11/18/2014,
Cost $13,591,737)*	13,537,160	13,587,816	0.5%
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.187%, 10/25/2034	14,893,581	14,833,516	0.5%
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A, 1.610%, 11/15/2020	11,700,000	11,739,698	0.4%
Other Asset Backed Securities#		156,577,663	5.4%
Total Asset Backed Securities
(Cost $406,934,201)		407,769,199	14.1%
Commercial Mortgage-Backed Securities
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	17,193,134	17,499,051	0.6%
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,134,841	0.6%
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.448%, 12/15/2044	12,198,155	12,213,317	0.4%
Other Commercial Mortgage Backed Securities#		37,513,039	1.3%
Total Commercial Mortgage Backed Securities
(Cost $86,709,476)		83,360,248	2.9%
Total Long-Term Investments
(Cost $2,832,981,475)		2,832,995,411	98.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.08%«	34,535,387	$34,535,387	1.2%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.10%«	56,000,000	56,000,000	1.9%
Total Short-Term Investments
(Cost $90,535,387)		90,535,387	3.1%
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.25%«	184,399,411	184,399,411	6.4%
Total Investment Companies
(Cost $184,399,411)		184,399,411	6.4%
Total Investments Purchased With Cash
Proceeds From Securities Lending
(Cost $184,399,411)		184,399,411	6.4%
Total Investments
(Cost $3,107,916,273)		3,107,930,209	107.5%
Liabilities in Excess of Other Assets		(216,054,254)	(7.5)%
TOTAL NET ASSETS		$2,891,875,955	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid. At June 30, 2015, the value of these securities total $141,889,224 representing 4.91% of net assets.
@	This security or portion of this security is out on loan at June 30, 2015.
f	Foreign Security
«	7-Day Yield
~	Groupings contain, in aggregate, restricted securities totaling $457,327,633 representing 15.81% of net assets.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited) (cont.)

and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$—	$291,338,328	$—	$291,338,328
Corporate Bonds	—	1,817,335,299	—	1,817,335,299
Other Government Related Securities	—	80,759,455	—	80,759,455
Taxable Municipal Bonds	—	89,565,917	—	89,565,917
Residential Mortgage-
Backed Securities –
U.S. Government Agency Issues	—	209,504	—	209,504
Residential Mortgage-
Backed Securities –
Non-U.S. Government Agency Issues	—	62,657,461	—	62,657,461
Asset Backed Securities	—	407,769,199	—	407,769,199
Commercial Mortgage-
Backed Securities	—	83,360,248	—	83,360,248
Total Long-Term Investments	—	2,832,995,411	—	2,832,995,411
Short-Term Investments
Money Market Mutual Funds	90,535,387	—	—	90,535,387
Total Short-Term Investments	90,535,387	—	—	90,535,387
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	184,399,411	—	—	184,399,411
Total Investments Purchased with
Cash Proceeds from
Securities Lending	184,399,411	—	—	184,399,411
Total Investments	$274,934,798	$2,832,995,411	$—	$3,107,930,209
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)
	Net Assets	$1,721,988,867

	SEC 30-Day
	Yield(3)
	Institutional Class	1.94%
	Investor Class	1.69%

	Average
	Effective
	Duration	3.94 years

	Average
	Effective
	Maturity	4.33 years

	Annualized
	Expense
	Ratio
Sector Weightings(1)	Institutional Class	0.30%
	Investor Class	0.55%	(4)

	Portfolio
	Turnover
	Rate	19.0%	(5)

	Number of
	Holdings	460

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2015.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2015	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.99%	1.72%	3.82%	4.57%	5.33%
Investor Class Shares	0.83%	1.40%	3.55%	4.29%	5.06%
Barclays Intermediate
U.S. Government/Credit Bond Index(2)	0.82%	1.68%	2.79%	4.02%	4.84%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2015.
(2)
The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019@	$75,350,000	$75,179,257	4.4%
2.625%, 08/15/2020	347,350,000	363,224,937	21.1%
2.500%, 05/15/2024	97,500,000	99,168,128	5.7%
Total U.S. Treasury Securities
(Cost $537,078,989)		537,572,322	31.2%
Corporate Bonds
Finance
Caisse Centrale Desjardins,
0.944%, 01/29/2018 (Acquired 01/26/2015,
Cost $8,000,000)* f	8,000,000	8,033,416	0.5%
Citizens Bank, National Association,
2.450%, 12/04/2019	8,000,000	7,948,016	0.5%
Comerica Bank,
5.200%, 08/22/2017	5,570,000	5,941,062	0.3%
Credit Suisse Group Funding Guernsey Ltd.,
2.750%, 03/26/2020 (Acquired 03/23/2015,
Cost $6,246,812)* f	6,250,000	6,171,581	0.4%
J.P. Morgan Chase & Co.,
2.250%, 01/23/2020	7,875,000	7,738,637	0.4%
Keybank National Association,
0.803%, 06/01/2018	8,000,000	8,004,560	0.5%
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015,
Cost $6,000,000)*	6,000,000	5,950,008	0.3%
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015,
Cost $8,486,910)* f	8,500,000	8,429,399	0.5%
Standard Chartered PLC,
0.914%, 04/17/2018 (Acquired 04/13/2015,
Cost $8,500,000)* f	8,500,000	8,495,317	0.5%
Wells Fargo & Co.,
Series N, 2.150%, 01/30/2020@	7,000,000	6,933,178	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Finance#~		$324,416,919	18.8%
Total Finance
(Cost $391,299,447)		398,062,093	23.1%
Utility
Other Utility#~		23,541,224	1.4%
Total Utility
(Cost $22,936,196)		23,541,224	1.4%
Industrials
21st Century Fox America, Inc.,
8.000%, 10/17/2016	$5,575,000	6,050,938	0.3%
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,609,419	0.3%
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through
04/16/2014, Cost $6,056,112)* f	5,400,000	6,385,149	0.4%
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014 through
09/30/2014, Cost $6,373,046)* f	6,150,000	6,367,962	0.4%
ONEOK Partners LP,
3.375%, 10/01/2022	6,000,000	5,519,766	0.3%
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 10/03/2014,
Cost $6,147,538)* f	6,000,000	6,141,102	0.4%
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through
09/19/2014, Cost $6,947,799)* f	6,880,000	6,807,306	0.4%
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015,
Cost $5,640,395)* f	5,650,000	5,518,790	0.3%
Valero Energy Corp.,
9.375%, 03/15/2019	5,898,000	7,258,586	0.4%
Verizon Communications, Inc.,
5.150%, 09/15/2023	6,100,000	6,678,530	0.4%
Other Industrials#~		292,883,361	17.0%
Total Industrials
(Cost $352,284,033)		355,220,909	20.6%
Total Corporate Bonds
(Cost $766,519,676)		776,824,226	45.1%
Other Government Related Securities
Federal Home Loan Mortgage Corp. (FHLMC),
1.375%, 05/01/2020@	10,000,000	9,857,890	0.6%
Other Government Related Securities#~		38,566,505	2.2%
Total Other Government Related Securities
(Cost $47,068,773)		48,424,395	2.8%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		$30,090,838	1.8%
Total Taxable Municipal Bonds
(Cost $29,988,023)		30,090,838	1.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		729,597	0.0%
Total U.S. Government Agency Issues
(Cost $689,043)		729,597	0.0%
Non-U.S. Government Agency Issues
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.056%, 01/25/2035	$6,361,219	6,563,525	0.4%
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.161%, 10/25/2043	8,002,803	8,034,974	0.5%
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A1, 2.459%, 06/25/2034	5,872,843	5,933,921	0.4%
Other Non-U.S. Government Agency Issues#~		18,658,572	1.0%
Total Non-U.S. Government Agency Issues
(Cost $39,012,561)		39,190,992	2.3%
Asset Backed Securities
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	5,575,000	5,575,346	0.3%
Series 2015-2, Class A2, 1.390%, 09/20/2018	8,050,000	8,049,758	0.5%
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017
(Acquired 04/15/2015, Cost $17,999,352)*	18,000,000	18,011,790	1.0%
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired
10/07/2014 through 10/09/2014, Cost $10,907,955)*	10,859,000	10,993,315	0.6%
Series 2014-2, Class A, 2.310%, 04/15/2026
(Acquired 10/07/2014, Cost $11,745,689)*	11,750,000	11,880,014	0.7%
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019
(Acquired 01/22/2015, Cost $10,048,597)*	10,050,000	10,061,015	0.6%
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.357%, 03/25/2036	7,507,384	7,248,732	0.4%
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.512%, 10/25/2035
(Acquired 03/13/2014, Cost $6,499,050)*	6,579,235	6,505,817	0.4%
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2D, 0.487%, 12/25/2036	7,617,879	7,383,286	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.187%, 10/25/2034	$6,940,159	$6,912,169	0.4%
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,352,977	0.5%
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020
(Acquired 05/29/2015 through 06/12/2015,
Cost $15,621,858)*	15,575,000	15,618,657	0.9%
Other Asset Backed Securities#~		38,006,786	2.3%
Total Asset Backed Securities
(Cost $153,899,690)		154,599,662	9.0%
Commercial Mortgage-Backed Securities
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	8,610,545	8,763,752	0.5%
FHLMC Multifamily Structured Pass Through Certificates:
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,456,762	0.5%
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,992,196	0.6%
Series K004, Class A2, 4.186%, 08/25/2019	5,875,000	6,387,817	0.4%
Series K005, Class A2, 4.317%, 11/25/2019	4,975,000	5,446,705	0.3%
0.811%-4.251%, 02/25/2018-07/25/2020	10,847,368	11,224,874	0.6%
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,004,000	8,021,321	0.5%
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.448%, 12/15/2044	6,182,542	6,190,227	0.4%
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,756,962	1.0%
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,330,176	0.5%
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,514,123	0.1%
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,275,000	8,516,713	0.5%
Other Commercial Mortgage Backed Securities#		15,149,128	0.8%
Total Commercial Mortgage Backed Securities
(Cost $115,436,763)		115,750,756	6.7%
Total Long-Term Investments
(Cost $1,689,693,517)		1,703,182,788	98.9%
Short-Term Investment
	Shares
Money Market Mutual Fund
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.10%«	26,005,249	26,005,249	1.5%
Total Short-Term Investment
(Cost $26,005,249)		26,005,249	1.5%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Investments Purchased with Cash
Proceeds from Securities Lending

			% of
	Shares	Value	Net Assets
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.25%«	65,136,677	$65,136,677	3.8%
Total Investment Companies
(Cost $65,136,677)		65,136,677	3.8%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $65,136,677)		65,136,677	3.8%
Total Investments
(Cost $1,780,835,443)		1,794,324,714	104.2%
Liabilities in Excess of Other Assets		(72,335,847)	(4.2)%
TOTAL NET ASSETS		$1,721,988,867	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid. At June 30, 2015, the value of these securities total $144,370,638 representing 8.21% of net assets.
@	This security or portion of this security is out on loan at June 30, 2015.
f	Foreign Security
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $186,814,758 representing 10.85% of net assets.

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$537,572,322	$—	$537,572,322
Corporate Bonds	—	776,805,166	19,060	776,824,226
Other Government Related Securities	—	48,424,395	—	48,424,395
Taxable Municipal Bonds	—	30,090,838	—	30,090,838
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	729,597	—	729,597
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	39,190,992	—	39,190,992
Asset Backed Securities	—	154,599,662	—	154,599,662
Commercial Mortgage-Backed Securities	—	115,750,756	—	115,750,756
Total Long-Term Investments	—	1,703,163,728	19,060	1,703,182,788
Short-Term Investment
Money Market Mutual Fund	26,005,249	—	—	26,005,249
Total Short-Term Investment	26,005,249	—	—	26,005,249
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	65,136,677	—	—	65,136,677
Total Investments Purchased with
Cash Proceeds from Securities Lending	65,136,677	—	—	65,136,677
Total Investments	$91,141,926	$1,703,163,728	$19,060	$1,794,324,714

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security is being priced by the valuation committee using Level 3 inputs instead of the Fund’s pricing vendor.  See the Fund’s valuation policy in Note 2a to the financial statements.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$20,511
Accrued discounts/premiums	—
Realized gain (loss)	(1,052)
Change in unrealized appreciation (depreciation)	4,605
Purchases	—
Sales	(5,004)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2015	$19,060

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)
	Net Assets	$1,143,532,891

	SEC 30-Day
	Yield(4)
	Institutional Class	1.56%
	Investor Class	1.32%

	Average
	Effective
	Duration	4.35 years

	Average
	Effective
	Maturity	5.19 years

	Annualized
	Expense
	Ratio
Sector Weightings(1)	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover
	Rate	3.3%	(6)

	Number of
	Holdings	310

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2015.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Intermediate Municipal Bond Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2015	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.00%	1.23%	2.96%	3.82%	4.40%
Investor Class Shares	-0.13%	1.03%	2.69%	3.56%	4.14%
Barclays 7-Year General
Obligation Bond Index(2)	0.18%	1.80%	3.89%	4.45%	4.73%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2015.
(2)
The Barclays 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Other Alabama#		$2,327,300	0.2%
Total Alabama
(Cost $2,164,956)		2,327,300	0.2%
Arizona
Other Arizona#		3,015,176	0.3%
Total Arizona
(Cost $2,904,648)		3,015,176	0.3%
Arkansas
Other Arkansas#		1,112,610	0.1%
Total Arkansas
(Cost $1,120,860)		1,112,610	0.1%
California
Bakersfield California Certificates Participation
0.000%, 04/15/2021 (ETM)	$12,380,000	11,099,165	1.0%
San Joaquin Hills California Transportation
Corridor Agency Toll Road Revenue
0.000%, 01/01/2020 (ETM)	6,865,000	6,439,919	0.6%
0.000%, 01/01/2023 (ETM)	14,000,000	11,867,240	1.0%
San Marcos California Public
Facilities Authority Revenue
0.000%, 09/01/2019 (ETM)	17,295,000	16,328,210	1.4%
Other California#		7,785,080	0.7%
Total California
(Cost $49,272,644)		53,519,614	4.7%
Colorado
Dawson Ridge Metropolitan District No. 1 Colorado
0.000%, 10/01/2022 (ETM)	26,895,000	22,891,142	2.0%
0.000%, 10/01/2022 (ETM)	17,540,000	14,928,820	1.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Regional Transportation District
Colorado Sales Tax Revenue
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	$6,785,000	$7,183,212	0.6%
Other Colorado#		12,561,377	1.1%
Total Colorado
(Cost $55,661,452)		57,564,551	5.0%
Connecticut
Other Connecticut#		5,096,219	0.4%
Total Connecticut
(Cost $4,970,023)		5,096,219	0.4%
Delaware
Other Delaware#		2,333,020	0.2%
Total Delaware
(Cost $2,333,113)		2,333,020	0.2%
Florida
Broward County Florida School Board
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,782,069	0.8%
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,676,923	0.5%
County of St. Lucie Florida
6.000%, 10/01/2020 (ETM)	6,420,000	7,609,626	0.7%
Florida State Board of Education
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,624,084	1.4%
Miami-Dade County Florida
4.500%, 10/01/2020	7,100,000	8,038,478	0.7%
Other Florida#		56,016,189	4.9%
Total Florida
(Cost $96,854,772)		102,747,369	9.0%
Georgia
Atlanta Georgia Water & Wastewater Revenue
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,330,458	0.8%
Forsyth County Georgia Hospital
Authority Revenue Anticipation Certificates
6.375%, 10/01/2028 (ETM)	8,050,000	10,062,500	0.9%
Gwinnett County Georgia School District
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,156,946	0.7%
State of Georgia
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	13,631,662	1.2%
Other Georgia#		8,924,623	0.8%
Total Georgia
(Cost $49,098,659)		50,106,189	4.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois
Chicago Illinois Board of Education
6.000%, 01/01/2020 (Insured by NPFGC)	$14,745,000	$16,046,099	1.4%
5.000%-5.000%, 12/01/2017-12/01/2017	6,445,000	6,649,532	0.6%
Illinois Finance Authority
0.000%, 07/15/2023 (ETM)	21,475,000	17,691,105	1.6%
0.000%, 07/15/2025 (ETM)	12,625,000	9,525,436	0.8%
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	472,953	0.0%
Kane McHenry Cook & De Kalb Counties
Illinois School District No. 300
7.000%, 01/01/2018 (ETM)	5,775,000	6,622,193	0.6%
Kendall Kane & Will Counties
Community Unit School District No. 308
0.000%, 02/01/2021	13,625,000	11,818,734	1.0%
Village of Schaumburg IL
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,296,883	0.6%
Other Illinois#		58,687,058	5.1%
Total Illinois
(Cost $130,244,562)		133,809,993	11.7%
Indiana
Other Indiana#		15,732,735	1.4%
Total Indiana
(Cost $15,121,720)		15,732,735	1.4%
Kansas
Other Kansas#		3,368,593	0.3%
Total Kansas
(Cost $3,192,053)		3,368,593	0.3%
Kentucky
Louisville & Jefferson County
Metropolitan Government
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,730,000	15,544,282	1.4%
Other Kentucky#		3,706,398	0.3%
Total Kentucky
(Cost $19,067,979)		19,250,680	1.7%
Louisiana
Louisiana Public Facilities Authority Revenue
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,965,000	12,458,741	1.1%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	21,355,000	26,926,306	2.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
State of Louisiana
5.000%, 11/15/2020 (Callable 05/15/2020)	$10,000,000	$11,577,900	1.0%
5.000%, 11/15/2018	1,775,000	1,994,461	0.2%
Other Louisiana#		3,162,707	0.3%
Total Louisiana
(Cost $52,041,426)		56,120,115	4.9%
Maryland
Other Maryland#		3,794,423	0.3%
Total Maryland
(Cost $3,795,313)		3,794,423	0.3%
Massachusetts
Massachusetts State
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,106,693	0.5%
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,430,550	1.5%
Other Massachusetts#		7,918,000	0.7%
Total Massachusetts
(Cost $29,897,402)		30,455,243	2.7%
Michigan
Michigan Finance Authority
5.000%, 01/01/2019	7,000,000	7,926,030	0.7%
Other Michigan#		33,575,831	2.9%
Total Michigan
(Cost $41,027,757)		41,501,861	3.6%
Minnesota
University of Minnesota
5.500%, 07/01/2021 (ETM)	9,980,000	11,782,288	1.0%
Other Minnesota#		2,241,773	0.2%
Total Minnesota
(Cost $13,755,776)		14,024,061	1.2%
Missouri
Other Missouri#		1,090,290	0.1%
Total Missouri
(Cost $1,057,143)		1,090,290	0.1%
Nebraska
Other Nebraska#		4,093,899	0.4%
Total Nebraska
(Cost $4,010,918)		4,093,899	0.4%
Nevada
Other Nevada#		2,204,010	0.2%
Total Nevada
(Cost $2,088,870)		2,204,010	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New Hampshire
Other New Hampshire#		$3,512,514	0.3%
Total New Hampshire
(Cost $3,500,714)		3,512,514	0.3%
New Jersey
New Jersey State Housing &
Mortgage Finance Agency Bonds
4.500%, 10/01/2029 (Callable 04/01/2021)	$6,080,000	6,240,330	0.6%
Other New Jersey#		18,231,252	1.5%
Total New Jersey
(Cost $24,250,072)		24,471,582	2.1%
New Mexico
Other New Mexico#		2,639,101	0.2%
Total New Mexico
(Cost $2,691,162)		2,639,101	0.2%
New York
Metropolitan Transit Authority New York
6.000%, 04/01/2020 (ETM)	13,430,000	15,434,159	1.4%
New York State Dormitory Authority
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	13,910,642	1.2%
Westchester Tobacco Asset Securitization/NY
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	14,829,927	1.3%
Other New York#		27,392,137	2.4%
Total New York
(Cost $69,575,994)		71,566,865	6.3%
North Carolina
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2021 (ETM)	10,120,000	11,743,855	1.0%
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,801,030	0.8%
5.000%-6.400%, 01/01/2017-01/01/2026	12,727,000	14,117,602	1.2%
Other North Carolina#		417,892	0.1%
Total North Carolina
(Cost $34,589,882)		35,080,379	3.1%
Ohio
State of Ohio
5.000%, 06/15/2021	6,740,000	7,962,636	0.7%
Other Ohio#		14,889,405	1.3%
Total Ohio
(Cost $22,191,263)		22,852,041	2.0%
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Pennsylvania
Pennsylvania Convention Center
Authority Revenue Bonds
6.000%, 09/01/2019 (ETM)	$12,225,000	$14,015,351	1.2%
Other Pennsylvania#		22,121,814	2.0%
Total Pennsylvania
(Cost $35,321,699)		36,137,165	3.2%
Puerto Rico
Other Puerto Rico#		12,712,854	1.1%
Total Puerto Rico
(Cost $15,084,121)		12,712,854	1.1%
South Carolina
Piedmont Municipal Power Agency
South Carolina Electric Revenue
6.750%, 01/01/2020 (ETM)	6,450,000	7,898,089	0.7%
Other South Carolina#		5,359,562	0.5%
Total South Carolina
(Cost $12,709,023)		13,257,651	1.2%
South Dakota
Other South Dakota#		242,736	0.0%
Total South Dakota
(Cost $238,394)		242,736	0.0%
Tennessee
Other Tennessee#		9,778,850	0.8%
Total Tennessee
(Cost $9,761,465)		9,778,850	0.8%
Texas
City of Houston TX Combined Utility System Revenue
0.000%, 12/01/2019 (ETM)	13,355,000	12,515,505	1.1%
5.500%, 12/01/2029 (ETM)	16,050,000	20,875,914	1.8%
5.500%, 12/01/2024 (ETM)	1,735,000	2,157,993	0.2%
Harris County Texas
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,956,333	0.7%
North East Independent School District/TX
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,177,045	0.6%
5.000%, 08/01/2023	5,805,000	6,948,527	0.6%
5.000%, 02/01/2024	2,930,000	3,519,370	0.3%
San Antonio Texas Electric & Gas Revenue
5.650%, 02/01/2019 (ETM)	11,665,000	12,915,255	1.1%
Tarrant County Texas Health Facilities Revenue
6.000%, 09/01/2024 (ETM)	7,990,000	9,458,882	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Texas State
5.000%, 10/01/2018	$6,285,000	$7,064,214	0.6%
5.000%-5.000%, 04/01/2020-08/01/2021	5,170,000	5,529,339	0.5%
University of Texas System
5.000%, 08/15/2022	9,530,000	11,359,760	1.0%
Other Texas#		115,945,842	10.2%
Total Texas
(Cost $219,425,817)		223,423,979	19.5%
Utah
Other Utah#		6,659,650	0.6%
Total Utah
(Cost $6,203,039)		6,659,650	0.6%
Virginia
Other Virginia#		7,116,413	0.6%
Total Virginia
(Cost $7,073,549)		7,116,413	0.6%
Washington
Washington Health Care Facilities Authority
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	9,347,562	0.8%
6.125%-6.250%, 08/01/2028-11/15/2041	6,520,000	8,034,384	0.7%
Washington State
5.000%, 01/01/2021	10,000,000	11,715,800	1.0%
5.500%, 07/01/2023	5,000,000	6,053,650	0.6%
Other Washington#		13,735,300	1.2%
Total Washington
(Cost $47,515,801)		48,886,696	4.3%
West Virginia
Other West Virginia#		1,264,289	0.1%
Total West Virginia
(Cost $1,248,822)		1,264,289	0.1%
Wisconsin
Other Wisconsin#		2,395,802	0.2%
Total Wisconsin
(Cost $2,273,600)		2,395,802	0.2%
Total Long-Term Investments
(Cost $1,093,336,463)		1,125,266,518	98.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Goldman Sachs Financial Square Fund, 0.01%«	3,009,094	$3,009,094	0.3%
Total Short-Term Investment
(Cost $3,009,094)		3,009,094	0.3%
Total Investments
(Cost $1,096,345,557)		1,128,275,612	98.7%
Other Assets in Excess of Liabilities		15,257,279	1.3%
TOTAL NET ASSETS		$1,143,532,891	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
NPFGC – National Public Finance Guarantee Corp.
PSF – Texas Permanent School Fund
ETM – Escrowed to Maturity
«	7-Day Yield
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,125,266,518	$—	$1,125,266,518
Total Long-Term Investments	—	1,125,266,518	—	1,125,266,518
Short-Term Investment
Money Market Mutual Fund	3,009,094	—	—	3,009,094
Total Short-Term Investment	3,009,094	—	—	3,009,094
Total Investments	$3,009,094	$1,125,266,518	$—	$1,128,275,612

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)
	Net Assets	$5,804,160,412

	SEC 30-Day
	Yield(3)
	Institutional Class	2.43%
	Investor Class	2.18%

	Average
	Effective
	Duration	5.63 years

	Average
	Effective
	Maturity	7.20 years

	Annualized
	Expense
Sector Weightings(1)	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(4)

	Portfolio
	Turnover
	Rate	28.4%	(5)

	Number of
	Holdings	758

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2015.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2015	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.13%	2.13%	4.66%	4.79%	5.82%
Investor Class Shares	-0.08%	1.82%	4.41%	4.53%	5.57%
Barclays U.S. Aggregate Bond Index(2)	-0.10%	1.86%	3.35%	4.44%	5.30%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2015.
(2)
The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019@	$92,575,000	$92,365,225	1.6%
2.625%, 08/15/2020	347,675,000	363,564,791	6.3%
2.500%, 05/15/2024	20,900,000	21,257,578	0.4%
5.250%, 11/15/2028@	88,726,500	115,649,492	2.0%
3.500%, 02/15/2039	353,280,900	380,825,858	6.5%
Total U.S. Treasury Securities
(Cost $997,909,598)		973,662,944	16.8%
Corporate Bonds
Finance
Massachusetts Mutual Life Insurance Co.,
8.875%, 06/01/2039 (Acquired 05/27/2009
through 06/03/2015, Cost $24,746,735)*	16,575,000	24,843,207	0.4%
Reliance Standard Life Global Funding II,
2.375%, 05/04/2020 (Acquired 04/27/2015,
Cost $20,936,160)*	21,000,000	20,794,263	0.4%
Other Finance#~		1,153,086,847	19.8%
Total Finance
(Cost $1,195,827,894)		1,198,724,317	20.6%
Utility
Other Utility#~		47,487,001	0.8%
Total Utility
(Cost $46,313,158)		47,487,001	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Industrials
Chevron Phillips Chemical Co. LLC,
1.030%, 05/01/2020 (Acquired 05/07/2015,
Cost $25,000,000)*	$25,000,000	$25,046,725	0.4%
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014
through 04/24/2015, Cost $26,278,162)*	24,000,000	26,043,168	0.4%
Other Industrials#~		1,009,086,895	17.5%
Total Industrials
(Cost $1,071,853,059)		1,060,176,788	18.3%
Total Corporate Bonds
(Cost $2,313,994,111)		2,306,388,106	39.7%
Other Government Related Securities
Other Government Related Securities#~		121,441,372	2.1%
Total Other Government Related Securities
(Cost $120,657,046)		121,441,372	2.1%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		70,469,178	1.2%
Total Taxable Municipal Bonds
(Cost $65,829,591)		70,469,178	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
3.500%, 07/01/2042	23,446,129	24,177,347	0.4%
3.000%, 08/01/2042	28,150,971	28,073,755	0.5%
3.000%, 01/01/2043	22,211,651	22,126,298	0.4%
3.000%, 06/01/2043	29,402,942	29,305,201	0.5%
3.500%, 07/01/2044	22,501,741	23,174,768	0.4%
3.500%, 10/01/2044	21,250,427	21,886,028	0.4%
4.000%, 10/01/2044	22,758,678	24,188,272	0.4%
2.500%-6.500%, 06/01/2020-08/01/2044	158,351,115	167,338,734	2.9%
Federal National Mortgage Association (FNMA):
2.500%, 05/01/2030	24,734,331	25,061,335	0.4%
4.500%, 10/01/2033	40,016,135	43,595,786	0.8%
5.000%, 10/01/2033	41,952,026	46,657,508	0.8%
4.000%, 06/01/2034	19,724,491	21,106,799	0.4%
4.000%, 09/01/2034	22,000,565	23,550,494	0.4%
5.000%, 06/01/2039	26,126,734	28,879,861	0.5%
3.500%, 02/01/2041	28,314,811	29,253,438	0.5%
4.000%, 02/01/2041	26,533,935	28,290,919	0.5%
3.500%, 03/01/2041	40,574,134	41,919,268	0.7%
4.500%, 07/01/2041	22,928,040	24,848,620	0.4%
4.000%, 01/01/2042	26,659,363	28,366,247	0.5%
4.500%, 01/01/2042	26,930,300	29,168,147	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
4.000%, 08/01/2042	$35,142,376	$37,446,842	0.6%
3.000%, 05/01/2043	34,205,536	34,235,443	0.6%
4.500%, 09/01/2043	29,724,516	32,180,719	0.6%
3.500%, 04/01/2045	52,841,359	54,646,886	0.9%
2.500%-8.000%, 07/25/2019-01/01/2045	229,806,303	241,785,305	4.2%
Government National Mortgage Association (GNMA):
4.000%, 06/20/2042	23,004,510	24,501,746	0.4%
3.000%, 04/20/2045	56,007,059	56,626,156	1.0%
3.500%, 04/20/2045	41,278,316	43,062,749	0.7%
3.500%-6.000%, 11/20/2033-09/20/2042	14,548,256	15,514,022	0.3%
Other U.S. Government Agency Issues#		966,708	0.0%
Total U.S. Government Agency Issues
(Cost $1,248,508,613)		1,251,935,401	21.6%
Non-U.S. Government Agency Issues
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A, 0.397%, 02/25/2036	31,598,823	28,894,059	0.5%
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.161%, 10/25/2043	31,015,036	31,139,717	0.5%
Other Non-U.S. Government Agency Issues#		140,574,160	2.4%
Total Non-U.S. Government Agency Issues
(Cost $201,169,301)		200,607,936	3.4%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 0.337%, 09/25/2036	21,151,431	20,873,332	0.4%
Capital Auto Receivables Asset Trust:
Series 2013-1, Class A3, 0.790%, 06/20/2017	20,648,492	20,654,728	0.4%
Series 2013-4, Class A3, 1.090%, 03/20/2018	36,338,000	36,378,698	0.6%
Series 2014-1, Class A3, 1.320%, 06/20/2018	11,905,000	11,938,358	0.2%
Republic Services, Inc.,
Series 2006-KS4, Class A4, 0.427%, 06/25/2036	26,038,000	25,266,416	0.4%
Synchrony Credit Card Master Note Trust:
Series 2012-3, Class A, 0.636%, 03/15/2020	57,900,000	57,954,716	1.0%
1.600%-2.370%, 04/15/2021-03/15/2023	21,225,000	21,327,045	0.4%
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018
(Acquired 06/03/2015, Cost $25,598,525)*	25,600,000	25,608,576	0.4%
Other Asset Backed Securities#		189,735,157	3.3%
Total Asset Backed Securities
(Cost $409,125,822)		409,737,026	7.1%
Commercial Mortgage-Backed Securities
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	23,297,320	23,116,556	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	$27,615,000	$28,071,393	0.5%
Series 2012-C6, Class A4, 2.858%, 11/15/2045	23,235,945	23,116,466	0.4%
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	24,387,873	0.4%
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	12,897,378	0.2%
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	22,864,220	23,807,872	0.4%
3.343%-3.896%, 12/15/2046-10/15/2057	39,784,000	41,278,895	0.7%
Other Commercial Mortgage Backed Securities#		183,543,386	3.2%
Total Commercial Mortgage Backed Securities
(Cost $362,630,609)		360,219,819	6.2%
Total Long-Term Investments
(Cost $5,719,824,691)		5,694,461,782	98.1%
Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.09%«	86,155,139	86,155,139	1.5%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.10%«	114,000,000	114,000,000	1.9%
Total Short-Term Investments
(Cost $200,155,139)		200,155,139	3.4%
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.25%«	142,466,701	142,466,701	2.5%
Total Investment Companies
(Cost $142,466,701)		142,466,701	2.5%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $142,466,701)		142,466,701	2.5%
Total Investments
(Cost $6,062,446,531)		6,037,083,622	104.0%
Liabilities in Excess of Other Assets		(232,923,210)	(4.0)%
TOTAL NET ASSETS		$5,804,160,412	100.0%
Notes to Summary Schedule of Investments
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Restricted Security Deemed Liquid. At June 30, 2015, the value of these securities total $122,335,939 representing 2.11% of net assets.
@	This security or portion of this security is out on loan at June 30, 2015.
«	7-Day Yield
~	Groupings contain, in aggregate, restricted securities totaling $693,097,848 representing 11.94% of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$973,662,944	$—	$973,662,944
Corporate Bonds	—	2,306,388,106	—	2,306,388,106
Other Government Related Securities	—	121,441,372	—	121,441,372
Taxable Municipal Bonds	—	70,469,178	—	70,469,178
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	1,251,935,401	—	1,251,935,401
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	200,607,936	—	200,607,936
Asset Backed Securities	—	409,737,026	—	409,737,026
Commercial Mortgage Backed Securities	—	360,219,819	—	360,219,819
Total Long-Term Investments	—	5,694,461,782	—	5,694,461,782
Short-Term Investments
Money Market Mutual Funds	200,155,139	—	—	200,155,139
Total Short-Term Investment	200,155,139	—	—	200,155,139
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	142,466,701	—	—	142,466,701
Total Investments Purchased with
Cash Proceeds from Securities Lending	142,466,701	—	—	142,466,701
Total Investments	$342,621,840	$5,694,461,782	$—	$6,037,083,622

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)
	Net Assets	$8,543,417,100

	SEC 30-Day
	Yield(3)
	Institutional Class	2.71%
	Investor Class	2.50%

	Average
	Effective
	Duration	5.48 years

	Average
	Effective
	Maturity	6.96 years

	Annualized
	Expense
Sector Weightings(1)	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(4)

	Portfolio
	Turnover
	Rate	21.1%	(5)

	Number of
	Holdings	994

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2015.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2015	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	0.22%	1.91%	4.84%	5.55%	6.33%
Investor Class Shares	0.17%	1.77%	4.59%	5.30%	6.06%
Barclays U.S. Universal Bond Index(2)	0.30%	1.61%	3.81%	4.68%	5.54%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2015.
(2)
The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019@	$307,075,000	$306,379,168	3.6%
2.625%, 08/15/2020	304,675,000	318,599,562	3.7%
5.250%, 11/15/2028	10,575,000	13,783,857	0.2%
3.500%, 02/15/2039	423,795,000	456,837,872	5.3%
Total U.S. Treasury Securities
(Cost $1,120,283,591)		1,095,600,459	12.8%
Corporate Bonds
Finance
BPCE,
5.700%, 10/22/2023 (Acquired 10/15/2013 through
11/10/2014, Cost $30,042,257)* f	28,500,000	30,042,306	0.4%
Caisse Centrale Desjardins,
0.944%, 01/29/2018 (Acquired 01/26/2015,
Cost $28,875,000)* f	28,875,000	28,995,611	0.3%
Citizens Bank, National Association,
2.450%, 12/04/2019	36,000,000	35,766,072	0.4%
Compass Bank,
2.750%, 09/29/2019	30,470,000	30,394,708	0.4%
HSBC Finance Corp.,
6.676%, 01/15/2021	24,693,000	28,567,430	0.4%
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through
04/15/2015, Cost $28,800,826)* f	28,622,000	28,664,074	0.4%
Massachusetts Mutual Life Insurance Co.,
8.875%, 06/01/2039 (Acquired 10/03/2012
through 10/21/2014, Cost $39,124,530)*	25,440,000	38,130,388	0.4%
Other Finance#~		1,568,841,885	18.3%
Total Finance
(Cost $1,781,550,706)		1,789,402,474	21.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utility
Other Utility#~		$123,246,217	1.4%
Total Utility
(Cost $122,048,504)		123,246,217	1.4%
Industrials
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014
through 01/22/2015, Cost $33,664,094)*	$31,212,000	33,869,140	0.4%
H. J. Heinz Co.,
4.250%, 10/15/2020	35,000,000	35,743,750	0.4%
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013
through 04/17/2015, Cost $31,233,181)* f	31,200,000	30,870,341	0.4%
Rockwood Specialties Group, Inc.,
4.625%, 10/15/2020	31,454,000	32,751,478	0.4%
Verizon Communications, Inc.,
6.400%, 09/15/2033	25,675,000	29,422,009	0.4%
Other Industrials#~		2,015,287,919	23.5%
Total Industrials
(Cost $2,211,699,895)		2,177,944,637	25.5%
Total Corporate Bonds
(Cost $4,115,299,105)		4,090,593,328	47.9%
Other Government Related Securities
Other Government Related Securities#~		214,453,637	2.5%
Total Other Government Related Securities
(Cost $216,220,915)		214,453,637	2.5%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		99,885,221	1.2%
Total Taxable Municipal Bonds
(Cost $96,757,786)		99,885,221	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
3.500%, 07/01/2042	41,104,174	42,386,096	0.5%
3.000%, 08/01/2042	33,379,168	33,287,612	0.4%
3.500%, 07/01/2044	29,791,630	30,682,699	0.4%
3.500%, 08/01/2044	50,639,480	52,154,108	0.6%
4.000%, 09/01/2044	32,750,266	34,658,504	0.4%
4.000%, 10/01/2044	39,594,053	42,081,166	0.5%
4.000%, 02/01/2045	34,179,077	36,225,024	0.4%
3.000%-6.500%, 12/01/2020-06/01/2045	151,520,668	155,489,334	1.8%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA):
2.500%, 12/01/2027	$29,212,567	$29,786,446	0.4%
4.000%, 11/01/2031	39,443,779	42,208,206	0.5%
5.000%, 09/01/2033	27,897,156	30,894,104	0.4%
4.500%, 10/01/2033	55,189,352	60,126,326	0.7%
4.000%, 09/01/2034	35,561,945	38,067,267	0.5%
5.000%, 02/01/2035	35,509,039	39,323,913	0.5%
5.000%, 02/01/2035	40,204,676	44,563,608	0.5%
5.000%, 06/01/2040	34,300,696	37,909,132	0.4%
4.500%, 08/01/2040	29,399,263	31,856,587	0.4%
3.500%, 03/01/2041	30,872,443	31,895,942	0.4%
3.500%, 09/01/2041	63,612,458	65,723,225	0.8%
3.500%, 11/01/2041	35,251,946	36,433,728	0.4%
4.000%, 12/01/2041	30,955,982	32,947,401	0.4%
3.000%, 05/01/2043	44,778,047	44,817,197	0.5%
3.000%, 06/01/2043	45,761,440	45,794,469	0.5%
4.000%, 01/01/2045	32,471,698	34,534,357	0.4%
3.000%-7.500%, 12/25/2019-09/01/2043	274,375,798	292,811,292	3.3%
Government National Mortgage Association (GNMA):
4.000%, 06/20/2042	29,292,299	31,198,772	0.4%
3.500%, 04/20/2045	56,668,209	59,117,935	0.7%
4.000%, 05/20/2045	48,478,076	51,691,585	0.6%
3.500%-6.500%, 12/20/2028-09/20/2044	18,531,096	19,414,291	0.2%
Other U.S. Government Agency Issues#~		157,841	0.0%
Total U.S. Government Agency Issues
(Cost $1,522,942,427)		1,528,238,167	17.9%
Non-U.S. Government Agency Issues
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 2.570%, 10/25/2035§	35,840,219	35,359,207	0.4%
Other Non-U.S. Government Agency Issues#		367,688,032	4.3%
Total Non-U.S. Government Agency Issues
(Cost $405,296,642)		403,047,239	4.7%
Asset Backed Securities
Other Asset Backed Securities#~		401,646,885	4.7%
Total Asset Backed Securities
(Cost $403,323,599)		401,646,885	4.7%
Commercial Mortgage-Backed Securities
COMM Mortgage Trust:
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	30,626,531	0.4%
3.391%-5.116%, 06/10/2044-07/15/2047	56,261,987	58,958,073	0.7%
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	40,164,000	39,852,368	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5, 3.672%, 11/15/2047	$33,300,000	$34,194,205	0.4%
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	30,940,000	31,451,345	0.4%
Series 2012-C6, Class A4, 2.858%, 11/15/2045	32,035,000	31,870,276	0.4%
Series 2013-C10, Class A3, 4.103%, 07/15/2046	43,985,000	47,142,595	0.5%
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	20,358,671	0.2%
Other Commercial Mortgage Backed Securities#		282,880,785	3.3%
Total Commercial Mortgage Backed Securities
(Cost $583,983,820)		577,334,849	6.8%
Total Long-Term Investments
(Cost $8,464,107,885)		8,410,799,785	98.5%
Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.09%«	221,379,425	221,379,425	2.6%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.10%«	167,000,000	167,000,000	1.9%
Total Short-Term Investments
(Cost $388,379,425)		388,379,425	4.5%
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.25%«	183,742,150	183,742,150	2.1%
Total Investment Companies
(Cost $183,742,150)		183,742,150	2.1%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $183,742,150)		183,742,150	2.1%
Total Investments
(Cost $9,036,229,460)		8,982,921,360	105.1%
Liabilities in Excess of Other Assets		(439,504,260)	(5.1)%
TOTAL NET ASSETS		$8,543,417,100	100.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Notes to Summary Schedule of Investments
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Restricted Security Deemed Liquid. At June 30, 2015, the value of these securities total $190,571,860 representing 2.23% of net assets.
@	This security or portion of this security is out on loan at June 30, 2015.
«	7-Day Yield
f	Foreign Security
§	Security in Default
~	Groupings contain, in aggregate, restricted securities totaling $1,097,425,201 representing 12.85% of net assets.

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,095,600,459	$—	$1,095,600,459
Corporate Bonds	—	4,090,577,445	15,883	4,090,593,328
Other Government Related Securities	—	214,453,637	—	214,453,637
Taxable Municipal Bonds	—	99,885,221	—	99,885,221
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	1,528,238,167	—	1,528,238,167
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	403,047,239	—	403,047,239
Asset Backed Securities	—	401,646,885	—	401,646,885
Commercial Mortgage-Backed Securities	—	577,334,849	—	577,334,849
Total Long-Term Investments	—	8,410,783,902	15,883	8,410,799,785
Short-Term Investments
Money Market Mutual Funds	388,379,425	—	—	388,379,425
Total Short-Term Investments	388,379,425	—	—	388,379,425
Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	183,742,150	—	—	183,742,150
Total Investments Purchased with
Cash Proceeds from Securities Lending	183,742,150	—	—	183,742,150
Total Investments	$572,121,575	$8,410,783,902	$15,883	$8,982,921,360

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security is being priced by the valuation committee using Level 3 inputs instead of the Fund’s pricing vendor.  See the Fund’s valuation policy in Note 2a to the financial statements.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$17,092
Accrued discounts/premiums	—
Realized gain (loss)	2,273
Change in unrealized appreciation (depreciation)	688
Purchases	—
Sales	(4,170)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2015	$15,883

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/15 – 6/30/15).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2015 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/15	6/30/15	Period(1)	6/30/15	Period(1)
Baird Ultra Short
Bond Fund
Institutional Class	0.15%	$1,000.00	$1,004.50	$0.75	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$1,004.20	$1.99	$1,022.81	$2.01

Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,008.70	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,007.40	$2.74	$1,022.07	$2.76

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,009.90	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,008.30	$2.74	$1,022.07	$2.76

Baird Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,000.00	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 998.70	$2.73	$1,022.07	$2.76

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,001.30	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 999.20	$2.73	$1,022.07	$2.76

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,002.20	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,001.70	$2.73	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2015 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $178,842,908, $3,107,916,273
and $1,780,835,443, respectively)*	$178,741,837	$3,107,930,209	$1,794,324,714
Interest receivable	721,180	18,688,275	13,274,373
Receivable for investments sold	—	5,030,383	24
Receivable for Fund shares sold	1,061,271	50,255,267	538,002
Uninvested cash	1,847	38,406	—
Receivable for securities lending	837	13,394	18,515
Total assets	180,526,972	3,181,955,934	1,808,155,628
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	26,093,750	184,399,411	65,136,677
Payable for securities purchased	—	98,902,199	19,382,625
Payable for Fund shares repurchased	14,488	6,064,334	1,177,744
Payable to Advisor and Distributor	19,821	713,026	469,712
Other liabilities	5	1,009	3
Total liabilities	26,128,064	290,079,979	86,166,761
NET ASSETS	$154,398,908	$2,891,875,955	$1,721,988,867
NET ASSETS CONSIST OF:
Capital stock	$154,512,287	$2,890,885,853	$1,703,615,807
Distributions in excess of
net investment income	(13,479)	(3,780,515)	(434,822)
Accumulated net realized
gain on investments sold	1,171	4,756,681	5,318,611
Net unrealized appreciation (depreciation)
on investments	(101,071)	13,936	13,489,271
NET ASSETS	$154,398,908	$2,891,875,955	$1,721,988,867
INSTITUTIONAL CLASS SHARES
Net Assets	$153,656,542	$2,853,794,507	$1,614,697,792
Shares outstanding ($0.01 par value,
unlimited shares authorized)	15,308,342	294,685,695	145,620,370
Net asset value, offering and
redemption price per share	$10.04	$9.68	$11.09
INVESTOR CLASS SHARES
Net Assets	$742,366	$38,081,448	$107,291,075
Shares outstanding ($0.01 par value,
unlimited shares authorized)	73,972	3,932,566	9,294,707
Net asset value, offering and
redemption price per share	$10.04	$9.68	$11.54

*	Includes securities out on loan to brokers with a market value of $25,547,749, $180,504,924 and $63,603,027, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2015 (Unaudited)

	Baird
	Intermediate	Baird	Baird
	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $1,096,345,557, $6,062,446,531
and $9,036,229,460, respectively)*	$1,128,275,612	$6,037,083,622	$8,982,921,360
Interest receivable	13,183,959	38,589,678	63,566,523
Receivable for investments sold	—	15,489,396	40,920,643
Receivable for Fund shares sold	3,053,711	17,297,864	18,369,729
Uninvested cash	—	38,444	9,747
Receivable for securities lending	—	22,627	79,641
Total assets	1,144,513,282	6,108,521,631	9,105,867,643
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	—	142,466,701	183,742,149
Payable for securities purchased	37,612	154,978,572	368,389,878
Payable for Fund shares repurchased	563,971	5,211,888	7,042,669
Payable to Advisor and Distributor	377,258	1,698,424	3,275,847
Other liabilities	1,550	5,634	—
Total liabilities	980,391	304,361,219	562,450,543
NET ASSETS	$1,143,532,891	$5,804,160,412	$8,543,417,100
NET ASSETS CONSIST OF:
Capital stock	$1,112,621,902	$5,822,771,491	$8,585,361,355
Distributions in excess of
net investment income	463,910	(3,955,142)	(5,810,803)
Accumulated net realized gain (loss)
on investments sold	(1,482,976)	10,706,972	17,174,648
Net unrealized appreciation (depreciation)
on investments	31,930,055	(25,362,909)	(53,308,100)
NET ASSETS	$1,143,532,891	$5,804,160,412	$8,543,417,100
INSTITUTIONAL CLASS SHARES
Net Assets	$977,238,328	$5,315,581,834	$6,406,641,849
Shares outstanding ($0.01 par value,
unlimited shares authorized)	83,994,631	496,953,941	581,348,430
Net asset value, offering and
redemption price per share	$11.63	$10.70	$11.02
INVESTOR CLASS SHARES
Net Assets	$166,294,563	$488,578,578	$2,136,775,251
Shares outstanding ($0.01 par value,
unlimited shares authorized)	13,980,846	44,290,605	186,854,979
Net asset value, offering and
redemption price per share	$11.89	$11.03	$11.44

*	Includes securities out on loan to brokers with a market value of $0, $139,367,300 and $179,048,176, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2015 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$564,567	$21,345,647	$20,096,878
Income from securities lending (Note 6)	1,762	77,683	91,167
Other income	—	21,450	2,500
Total investment income	566,329	21,444,780	20,190,545
EXPENSES:
Investment advisory fees	163,899	3,449,475	2,094,803
Administration fees	32,780	689,895	418,961
Distribution expense –
Investor Class Shares (Note 8)	1,089	45,441	139,163
Total expenses	197,768	4,184,811	2,652,927
Fee waiver by Advisor (Note 5)	(98,339)	—	—
Net expenses	99,429	4,184,811	2,652,927
NET INVESTMENT INCOME	466,900	17,259,969	17,537,618

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	14,575	3,484,980	4,982,355
Change in unrealized appreciation/
depreciation on investments	83,855	4,751,592	(7,799,995)
Net realized and unrealized gain (loss)
on investments	98,430	8,236,572	(2,817,640)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$565,330	$25,496,541	$14,719,978

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2015 (Unaudited)

	Baird
	Intermediate	Baird	Baird
	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$15,732,307	$60,440,201	$109,258,723
Income from securities lending (Note 6)	—	149,183	441,916
Other income	—	7,500	97,746
Total investment income	15,732,307	60,596,884	109,798,385
EXPENSES:
Investment advisory fees	1,412,873	5,942,693	9,873,603
Administration fees	282,574	1,188,539	1,974,721
Distribution expense –
Investor Class Shares (Note 8)	232,651	535,442	3,066,876
Total expenses	1,928,098	7,666,674	14,915,200
NET INVESTMENT INCOME	13,804,209	52,930,210	94,883,185

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments	(581,505)	20,523,470	28,764,928
Change in unrealized appreciation/
depreciation on investments	(12,967,006)	(103,219,551)	(132,672,891)
Net realized and unrealized gain
(loss) on investments	(13,548,511)	(82,696,081)	(103,907,963)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$255,698	$(29,765,871)	$(9,024,778)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Ultra Short Bond Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$466,900	$248,134
Net realized gain on investments	14,575	13,668
Change in unrealized appreciation/depreciation
on investments	83,855	(184,926)
Net increase in net assets resulting from operations	565,330	76,876

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	111,707,031	93,172,532
Shares issued to holders in
reinvestment of distributions	449,689	226,670
Cost of shares redeemed	(43,207,558)	(7,836,077)
Net increase in net assets resulting
from capital share transactions	68,949,162	85,563,125

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(482,247)	(269,807)
Total Distributions	(482,247)	(269,807)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,901)	(1,630)
Total Distributions	(1,901)	(1,630)

TOTAL INCREASE IN NET ASSETS	69,030,344	85,368,564

NET ASSETS:
Beginning of period	85,368,564	—
End of period (including distributions in excess
of net investment income and accumulated
undistributed net investment income of
$(13,479) and $3,769, respectively)	$154,398,908	$85,368,564

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$17,259,969	$35,666,863
Net realized gain on investments	3,484,980	4,753,146
Change in unrealized appreciation/depreciation
on investments	4,751,592	(9,498,528)
Net increase in net assets resulting from operations	25,496,541	30,921,481

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	777,598,744	1,376,961,950
Shares issued to holders in reinvestment of distributions	18,133,858	34,127,758
Cost of shares redeemed	(584,868,800)	(734,856,529)
Net increase in net assets resulting
from capital share transactions	210,863,802	676,233,179

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(20,959,660)	(37,504,235)
From net realized gains	—	(1,473,635)
Total Distributions	(20,959,660)	(38,977,870)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(232,613)	(413,795)
From net realized gains	—	(19,699)
Total Distributions	(232,613)	(433,494)

TOTAL INCREASE IN NET ASSETS	215,168,070	667,743,296

NET ASSETS:
Beginning of period	2,676,707,885	2,008,964,589
End of period (including distributions in excess of
net investment income and accumulated
undistributed net investment income of
$(3,780,515) and $151,789, respectively)	$2,891,875,955	$2,676,707,885

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$17,537,618	$31,311,535
Net realized gain on investments	4,982,355	3,224,796
Change in unrealized appreciation/depreciation
on investments	(7,799,995)	9,181,636
Net increase in net assets resulting from operations	14,719,978	43,717,967

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	262,588,363	579,006,584
Shares issued to holders in reinvestment of distributions	15,739,634	29,350,298
Cost of shares redeemed	(136,721,830)	(189,933,013)
Net increase in net assets resulting
from capital share transactions	141,606,167	418,423,869

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(17,096,118)	(30,366,524)
From net realized gains	—	(2,154,632)
Total Distributions	(17,096,118)	(32,521,156)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,020,071)	(1,383,958)
From net realized gains	—	(163,736)
Total Distributions	(1,020,071)	(1,547,694)

TOTAL INCREASE IN NET ASSETS	138,209,956	428,072,986

NET ASSETS:
Beginning of period	1,583,778,911	1,155,705,925
End of period (including distributions in excess of
net investment income and accumulated
undistributed net investment income of
$(434,822) and $143,749, respectively)	$1,721,988,867	$1,583,778,911

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$13,804,209	$26,972,655
Net realized on investments	(581,505)	(530,835)
Change in unrealized appreciation/depreciation
on investments	(12,967,006)	19,389,924
Net increase in net assets resulting from operations	255,698	45,831,744

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	194,956,086	323,804,525
Shares issued to holders in reinvestment of distributions	11,712,639	23,414,513
Cost of shares redeemed	(155,638,999)	(267,484,959)
Net increase in net assets resulting
from capital share transactions	51,029,726	79,734,079

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,433,052)	(22,257,987)
Total Distributions	(11,433,052)	(22,257,987)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,932,132)	(4,689,783)
Total Distributions	(1,932,132)	(4,689,783)

TOTAL INCREASE IN NET ASSETS	37,920,240	98,618,053

NET ASSETS:
Beginning of period	1,105,612,651	1,006,994,598
End of period (including accumulated
undistributed net investment income of
$463,910 and $24,885, respectively)	$1,143,532,891	$1,105,612,651

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$52,930,210	$66,925,160
Net realized gain on investments	20,523,470	4,517,863
Change in unrealized appreciation/depreciation
on investments	(103,219,551)	77,563,931
Net increase (decrease) in net assets
resulting from operations	(29,765,871)	149,006,954

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,656,536,234	2,221,120,686
Shares issued to holders in reinvestment of distributions	46,594,978	60,169,930
Cost of shares redeemed	(502,495,505)	(476,225,763)
Net increase in net assets resulting
from capital share transactions	2,200,635,707	1,805,064,853

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(52,492,128)	(65,793,639)
Total Distributions	(52,492,128)	(65,793,639)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(4,457,214)	(4,963,419)
Total Distributions	(4,457,214)	(4,963,419)

TOTAL INCREASE IN NET ASSETS	2,113,920,494	1,883,314,749

NET ASSETS:
Beginning of period	3,690,239,918	1,806,925,169
End of period (including distributions in excess of
net investment income and accumulated
undistributed net investment income of
$(3,955,142) and $63,990, respectively)	$5,804,160,412	$3,690,239,918

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$94,883,185	$107,789,477
Net realized gain on investments	28,764,928	8,760,815
Change in unrealized appreciation/depreciation
on investments	(132,672,891)	107,099,217
Net increase (decrease) in net assets
resulting from operations	(9,024,778)	223,649,509

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,013,263,724	4,327,319,011
Shares issued to holders in reinvestment of distributions	96,894,699	110,692,074
Cost of shares redeemed	(1,173,226,863)	(664,302,496)
Net increase in net assets resulting
from capital share transactions	1,936,931,560	3,773,708,589

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(73,287,857)	(78,483,997)
Total Distributions	(73,287,857)	(78,483,997)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(27,808,736)	(36,081,493)
Total Distributions	(27,808,736)	(36,081,493)

TOTAL INCREASE IN NET ASSETS	1,826,810,189	3,882,792,608

NET ASSETS:
Beginning of period	6,716,606,911	2,833,814,303
End of period (including distributions in excess of
net investment income and accumulated
undistributed net investment income of
$(5,810,803) and $402,605, respectively)	$8,543,417,100	$6,716,606,911

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class^

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
Per Share Data:
Net asset value, beginning of period	$10.03		$10.00
Income from investment operations:
Net investment income	0.04	(1)	0.09
Net realized and unrealized gain on investments	0.00	(2)(3)	0.03 (3)
Total from investment operations	0.04		0.12
Less distributions:
Distributions from net investment income	(0.03)		(0.09)
Total distributions	(0.03)		(0.09)
Net asset value, end of period	$10.04		$10.03

Total return	0.45	%(4)	1.21%

Supplemental data and ratios:
Net assets, end of period (millions)	$153.7		$84.5
Ratio of expenses to average net assets	0.15	%(5)	0.15%
Ratio of expenses to average net assets (before waivers)	0.30	%(5)	0.30%
Ratio of net investment income to average net assets	0.71	%(5)	0.93%
Ratio of net investment income to
average net assets (before waivers)	0.56	%(5)	0.78%
Portfolio turnover rate(6)	46.4	%(4)	57.6%

^	Inception was the close of business on December 31, 2013.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investments varies from the amounts shown in the statement of operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class^

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
Per Share Data:
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.02	(1)	0.07
Net realized and unrealized gain on investments	0.02	(2)	0.02 (2)
Total from investment operations	0.04		0.09
Less distributions:
Distributions from net investment income	(0.02)		(0.07)
Total distributions	(0.02)		(0.07)
Net asset value, end of period	$10.04		$10.02

Total return	0.42	%(3)	0.88%

Supplemental data and ratios:
Net assets, end of period (millions)	$0.7		$0.9
Ratio of expenses to average net assets	0.40	%(4)	0.40%
Ratio of expenses to average net assets (before waivers)	0.55	%(4)	0.55%
Ratio of net investment income to average net assets	0.46	%(4)	0.68%
Ratio of net investment income to
average net assets (before waivers)	0.31	%(4)	0.53%
Portfolio turnover rate(5)	46.4	%(3)	57.6%

^	Inception was the close of business on December 31, 2013.
(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investments varies from the amounts shown in the statement of operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$9.67		$9.69	$9.75	$9.59	$9.68	$9.57
Income from
investment operations:
Net investment income	0.06		0.16	0.17 (1)	0.22	0.23	0.29
Net realized and unrealized
gains (losses) on investments	0.02		(0.01)	(0.04)	0.17	(0.03)	0.13
Total from
investment operations	0.08		0.15	0.13	0.39	0.20	0.42
Less distributions:
Distributions from net
investment income	(0.07)		(0.16)	(0.17)	(0.22)	(0.23)	(0.29)
Distributions from
net realized gains	—		(0.01)	(0.02)	(0.01)	(0.06)	(0.02)
Total distributions	(0.07)		(0.17)	(0.19)	(0.23)	(0.29)	(0.31)
Net asset value, end of period	$9.68		$9.67	$9.69	$9.75	$9.59	$9.68

Total return	0.87	%(2)	1.49%	1.33%	4.16%	2.08%	4.39%

Supplemental data and ratios:
Net assets,
end of period (millions)	$2,853.8		$2,640.9	$1,985.0	$1,295.7	$1,017.2	$919.0
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	1.25	%(3)	1.56%	1.71%	2.23%	2.40%	2.92%
Portfolio turnover rate(4)	20.2	%(2)	51.2%	45.1%	40.1%	61.1%	58.7%
(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

	Six Months				September 19, 2012^
	Ended		Year Ended		through
	June 30, 2015		December 31,		December 31,
	(Unaudited)		2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$9.67		$9.69	$9.75	$9.77
Income from investment operations:
Net investment income	0.05		0.14	0.15 (1)	0.06
Net realized and unrealized
gains (losses) on investments	0.02		(0.02)	(0.04)	0.00	(2)
Total from investment operations	0.07		0.12	0.11	0.06
Less distributions:
Distributions from net
investment income	(0.06)		(0.13)	(0.15)	(0.07)
Distributions from net realized gains	—		(0.01)	(0.02)	(0.01)
Total distributions	(0.06)		(0.14)	(0.17)	(0.08)
Net asset value, end of period	$9.68		$9.67	$9.69	$9.75

Total return	0.74	%(3)	1.25%	1.11%	0.68	%(3)

Supplemental data and ratios:
Net assets, end of period (millions)	$38.1		$35.8	$2.5	$1.5
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55	%(4)
Ratio of net investment income
to average net assets	1.00	%(4)	1.31%	1.46%	1.98	%(4)
Portfolio turnover rate(5)	20.2	%(3)	51.2%	45.1%	40.1	%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$11.10		$11.00	$11.31	$11.06	$10.87	$10.61
Income from
investment operations:
Net investment income	0.12		0.26 (1)	0.27	0.33 (1)	0.39	0.44 (1)
Net realized and unrealized
gains (losses) on investments	(0.01)		0.13	(0.29)	0.38	0.27	0.35
Total from
investment operations	0.11		0.39	(0.02)	0.71	0.66	0.79
Less distributions:
Distributions from net
investment income	(0.12)		(0.27)	(0.27)	(0.33)	(0.39)	(0.44)
Distributions from
net realized gains	—		(0.02)	(0.02)	(0.13)	(0.08)	(0.09)
Total distributions	(0.12)		(0.29)	(0.29)	(0.46)	(0.47)	(0.53)
Net asset value, end of period	$11.09		$11.10	$11.00	$11.31	$11.06	$10.87

Total return	0.99	%(2)	3.50%	(0.17)%	6.52%	6.14%	7.54%

Supplemental data and ratios:
Net assets,
end of period (millions)	$1,614.7		$1,468.2	$1,113.7	$867.5	$703.2	$591.2
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.11	%(3)	2.37%	2.45%	2.95%	3.49%	4.05%
Portfolio turnover rate(4)	19.0	%(2)	29.2%	45.1%	45.1%	24.1%	38.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$11.56		$11.43	$11.74	$11.47	$11.26	$10.97
Income from
investment operations:
Net investment income	0.11		0.25 (1)	0.25	0.32 (1)	0.37	0.43 (1)
Net realized and unrealized
gains (losses) on investments	(0.02)		0.14	(0.29)	0.39	0.28	0.36
Total from
investment operations	0.09		0.39	(0.04)	0.71	0.65	0.79
Less distributions:
Distributions from net
investment income	(0.11)		(0.24)	(0.25)	(0.31)	(0.36)	(0.41)
Distributions from
net realized gains	—		(0.02)	(0.02)	(0.13)	(0.08)	(0.09)
Total distributions	(0.11)		(0.26)	(0.27)	(0.44)	(0.44)	(0.50)
Net asset value, end of period	$11.54		$11.56	$11.43	$11.74	$11.47	$11.26

Total return	0.83	%(2)	3.29%	(0.41)%	6.20%	5.84%	7.30%

Supplemental data and ratios:
Net assets,
end of period (millions)	$107.3		$115.6	$42.1	$26.7	$14.7	$12.7
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	1.86	%(3)	2.12%	2.20%	2.70%	3.24%	3.80%
Portfolio turnover rate(4)	19.0	%(2)	29.2%	45.1%	45.1%	24.1%	38.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$11.77		$11.55	$12.01	$11.94	$11.31	$11.35
Income from
investment operations:
Net investment income	0.14	(1)	0.30	0.32 (1)	0.30	0.32	0.32
Net realized and unrealized
gains (losses) on investments	(0.14)		0.22	(0.46)	0.07	0.64	(0.04)
Total from
investment operations	0.00		0.52	(0.14)	0.37	0.96	0.28
Less distributions:
Distributions from net
investment income	(0.14)		(0.30)	(0.32)	(0.30)	(0.32)	(0.32)
Distributions from
net realized gains	—		—	—	—	(0.01)	—
Total distributions	(0.14)		(0.30)	(0.32)	(0.30)	(0.33)	(0.32)
Net asset value, end of period	$11.63		$11.77	$11.55	$12.01	$11.94	$11.31

Total return	0.00	%(2)	4.54%	(1.19)%	3.12%	8.55%	2.42%

Supplemental data and ratios:
Net assets,
end of period (millions)	$977.2		$918.9	$801.4	$963.1	$836.1	$739.0
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.48	%(3)	2.56%	2.65%	2.48%	2.74%	2.74%
Portfolio turnover rate(4)	3.3	%(2)	4.7%	9.0%	5.1%	8.0%	8.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$12.03		$11.80	$12.26	$12.18	$11.53	$11.57
Income from
investment operations:
Net investment income	0.13	(1)	0.28	0.29 (1)	0.27	0.29	0.29
Net realized and unrealized
gains (losses) on investments	(0.14)		0.22	(0.46)	0.08	0.66	(0.04)
Total from
investment operations	(0.01)		0.50	(0.17)	0.35	0.95	0.25
Less distributions:
Distributions from net
investment income	(0.13)		(0.27)	(0.29)	(0.27)	(0.29)	(0.29)
Distributions from
net realized gains	—		—	—	—	(0.01)	—
Total distributions	(0.13)		(0.27)	(0.29)	(0.27)	(0.30)	(0.29)
Net asset value, end of period	$11.89		$12.03	$11.80	$12.26	$12.18	$11.53

Total return	(0.13	)%(2)	4.27%	(1.42)%	2.88%	8.30%	2.11%

Supplemental data and ratios:
Net assets,
end of period (millions)	$166.3		$186.7	$205.6	$258.5	$257.9	$202.8
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.23	%(3)	2.31%	2.40%	2.23%	2.49%	2.49%
Portfolio turnover rate(4)	3.3	%(2)	4.7%	9.0%	5.1%	8.0%	8.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$10.81		$10.41	$10.89	$10.65	$10.52	$10.23
Income from
investment operations:
Net investment income	0.12	(1)	0.30 (2)	0.32 (1)	0.38 (1)	0.44 (1)	0.47 (2)
Net realized and unrealized
gains (losses) on investments	(0.10	)(3)	0.41	(0.45)	0.45	0.36	0.37
Total from
investment operations	0.02		0.71	(0.13)	0.83	0.80	0.84
Less distributions:
Distributions from net
investment income	(0.13)		(0.31)	(0.35)	(0.43)	(0.46)	(0.49)
Distributions from
net realized gains	—		—	—	(0.16)	(0.21)	(0.06)
Total distributions	(0.13)		(0.31)	(0.35)	(0.59)	(0.67)	(0.55)
Net asset value, end of period	$10.70		$10.81	$10.41	$10.89	$10.65	$10.52

Total return	0.13	%(4)	6.89%	(1.25)%	7.92%	7.85%	8.34%

Supplemental data and ratios:
Net assets,
end of period (millions)	$5,315.6		$3,448.6	$1,665.0	$1,495.4	$1,480.3	$1,658.4
Ratio of expenses
to average net assets	0.30	%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.25	%(5)	2.81%	3.01%	3.51%	4.10%	4.44%
Portfolio turnover rate(6)	28.4	%(4)	32.1%	28.4%	64.4%	45.9%	41.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized loss on investments varies from the amounts shown in the statement of operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$11.15		$10.72	$11.21	$10.94	$10.80	$10.48
Income from
investment operations:
Net investment income	0.11	(1)	0.28 (2)	0.29 (1)	0.37 (1)	0.42 (1)	0.46 (2)
Net realized and unrealized
gains (losses) on investments	(0.12	)(3)	0.43	(0.46)	0.46	0.37	0.38
Total from
investment operations	(0.01)		0.71	(0.17)	0.83	0.79	0.84
Less distributions:
Distributions from net
investment income	(0.11)		(0.28)	(0.32)	(0.40)	(0.44)	(0.46)
Distributions from
net realized gains	—		—	—	(0.16)	(0.21)	(0.06)
Total distributions	(0.11)		(0.28)	(0.32)	(0.56)	(0.65)	(0.52)
Net asset value, end of period	$11.03		$11.15	$10.72	$11.21	$10.94	$10.80

Total return	(0.08	)%(4)	6.71%	(1.54)%	7.72%	7.46%	8.16%

Supplemental data and ratios:
Net assets,
end of period (millions)	$488.6		$241.7	$141.9	$49.4	$26.1	$38.9
Ratio of expenses
to average net assets	0.55	%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.00	%(5)	2.56%	2.76%	3.26%	3.85%	4.19%
Portfolio turnover rate(6)	28.4	%(4)	32.1%	28.4%	64.4%	45.9%	41.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized loss on investments varies from the amounts shown in the statement of operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$11.14		$10.77	$11.27	$10.82	$10.51	$10.18
Income from
investment operations:
Net investment income	0.14		0.32 (1)	0.31 (1)	0.35 (2)	0.45 (2)	0.59 (1)
Net realized and unrealized
gains (losses) on investments	(0.11	)(3)	0.38	(0.46)	0.50	0.36	0.39
Total from
investment operations	0.03		0.70	(0.15)	0.85	0.81	0.98
Less distributions:
Distributions from net
investment income	(0.15)		(0.33)	(0.34)	(0.38)	(0.46)	(0.60)
Distributions from
net realized gains	—		—	(0.01)	(0.02)	(0.04)	(0.05)
Total distributions	(0.15)		(0.33)	(0.35)	(0.40)	(0.50)	(0.65)
Net asset value, end of period	$11.02		$11.14	$10.77	$11.27	$10.82	$10.51

Total return	0.22	%(4)	6.59%	(1.32)%	7.95%	7.89%	9.81%

Supplemental data and ratios:
Net assets,
end of period (millions)	$6,406.6		$4,520.9	$1,789.7	$1,573.4	$768.9	$452.4
Ratio of expenses
to average net assets	0.30	%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.48	%(5)	2.89%	2.83%	3.12%	4.22%	5.56%
Portfolio turnover rate(6)	21.1	%(4)	35.0%	35.5%	36.7%	34.6%	61.5%
(1)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized loss on investments varies from the amounts shown in the statement of operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$11.55		$11.16	$11.67	$11.18	$10.85	$10.49
Income from
investment operations:
Net investment income	0.13		0.29 (1)	0.29 (1)	0.33 (2)	0.44 (2)	0.57 (1)
Net realized and unrealized
gains (losses) on investments	(0.11	)(3)	0.40	(0.48)	0.53	0.37	0.41
Total from
investment operations	0.02		0.69	(0.19)	0.86	0.81	0.98
Less distributions:
Distributions from net
investment income	(0.13)		(0.30)	(0.31)	(0.35)	(0.44)	(0.57)
Distributions from
net realized gains	—		—	(0.01)	(0.02)	(0.04)	(0.05)
Total distributions	(0.13)		(0.30)	(0.32)	(0.37)	(0.48)	(0.62)
Net asset value, end of period	$11.44		$11.55	$11.16	$11.67	$11.18	$10.85

Total return	0.17	%(4)	6.27%	(1.61)%	7.80%	7.57%	9.53%

Supplemental data and ratios:
Net assets,
end of period (millions)	$2,136.8		$2,195.7	$1,044.1	$1,036.0	$331.9	$58.4
Ratio of expenses
to average net assets	0.55	%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.23	%(5)	2.64%	2.58%	2.87%	3.97%	5.31%
Portfolio turnover rate(6)	21.1	%(4)	35.0%	35.5%	36.7%	34.6%	61.5%

(1)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(2)	Calculated using average shares outstanding during the year.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized loss on investments varies from the amounts shown in the statement of operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

1. Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), six of the nine series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Ultra Short Bond Fund commenced with the sale of both Institutional and Investor Class shares on December 31, 2013.  The Baird Short-Term Bond Fund commenced with the sale of Institutional Class shares on August 31, 2004 while the Investor Class shares commenced on September 19, 2012.  The Baird Intermediate Municipal Bond Fund commenced with the sale of both Institutional and Investor Class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 8.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.  The Fund’s benchmark index, the Barclays U.S. Short-Term Government/Corporate Index, is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays 1-3 Year U.S. Government/Credit Bond Index. The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Intermediate U.S. Government/Credit Bond Index.  The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Aggregate Bond Index.  The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Universal Bond Index. The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Unregistered Securities – Five of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $29,116,240 (18.86% of net assets), $599,216,857 (20.72% of net assets), $328,185,396

Notes to the Financial Statements
June 30, 2015 (Unaudited)

2.	Significant Accounting Policies (cont.)

(19.06% of net assets), $815,433,787 (14.05% of net assets), and $1,287,997,061 (15.08% of net assets), respectively, at June 30, 2015.  Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2015 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been deemed to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2014, or for any other tax years which are open for exam. As of June 30, 2015, open tax years include the tax years ended December 31, 2011 through 2014. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

f)
Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and

Notes to the Financial Statements
June 30, 2015 (Unaudited)

2.	Significant Accounting Policies (cont.)

discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are netted and recorded as interest income on the Statements of Operations for financial reporting purposes.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
Recent Accounting Pronouncements – In June 2014, the FASB issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The effective date of this ASU is for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	11,058,491	$111,021,261	Shares sold	68,299	$685,770
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	44,697	448,802	dividends	89	887
Shares redeemed	(4,219,130)	(42,371,142)	Shares redeemed	(83,316)	(836,416)
Net increase	6,884,058	$69,098,921	Net decrease	(14,928)	$(149,759)
Shares Outstanding:			Shares Outstanding:
Beginning of period	8,424,284		Beginning of period	88,900
End of period	15,308,342		End of period	73,972

Notes to the Financial Statements
June 30, 2015 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Ultra Short Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	9,168,297	$92,148,532	Shares sold	101,927	$1,024,000
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	22,471	225,826	dividends	84	844
Shares redeemed	(766,484)	(7,704,577)	Shares redeemed	(13,111)	(131,500)
Net increase	8,424,284	$84,669,781	Net increase	88,900	$893,344
Shares Outstanding:			Shares Outstanding:
Beginning of year	—		Beginning of year	—
End of year	8,424,284		End of year	88,900

Baird Short-Term Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	77,744,010	$754,331,785	Shares sold	2,398,279	$23,266,959
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	1,850,627	17,950,688	dividends	18,884	183,170
Shares redeemed	(58,073,258)	(563,621,340)	Shares redeemed	(2,189,361)	(21,247,460)
Net increase	21,521,379	$208,661,133	Net increase	227,802	$2,202,669
Shares Outstanding:			Shares Outstanding:
Beginning of period	273,164,316		Beginning of period	3,704,764
End of period	294,685,695		End of period	3,932,566

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	138,260,639	$1,344,119,921	Shares sold	3,377,961	$32,842,029
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	3,483,214	33,814,184	dividends	32,310	313,574
Shares redeemed	(73,412,100)	(713,624,084)	Shares redeemed	(2,183,840)	(21,232,445)
Net increase	68,331,753	$664,310,021	Net increase	1,226,431	$11,923,158
Shares Outstanding:			Shares Outstanding:
Beginning of year	204,832,563		Beginning of year	2,478,333
End of year	273,164,316		End of year	3,704,764

Notes to the Financial Statements
June 30, 2015 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Intermediate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	22,897,355	$256,009,462	Shares sold	565,906	$6,578,901
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	1,317,786	14,728,418	dividends	86,914	1,011,216
Shares redeemed	(10,818,327)	(120,894,380)	Shares redeemed	(1,359,460)	(15,827,450)
Net increase	13,396,814	$149,843,500	Net decrease	(706,640)	$(8,237,333)
Shares Outstanding:			Shares Outstanding:
Beginning of period	132,223,556		Beginning of period	10,001,347
End of period	145,620,370		End of period	9,294,707

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	43,826,069	$488,521,243	Shares sold	7,818,912	$90,485,341
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	2,502,026	27,818,191	dividends	132,487	1,532,107
Shares redeemed	(15,357,797)	(171,067,958)	Shares redeemed	(1,628,553)	(18,865,055)
Net increase	30,970,298	$345,271,476	Net increase	6,322,846	$73,152,393
Shares Outstanding:			Shares Outstanding:
Beginning of year	101,253,258		Beginning of year	3,678,501
End of year	132,223,556		End of year	10,001,347

Baird Intermediate Municipal Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	14,461,196	$170,082,732	Shares sold	2,066,531	$24,873,354
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	839,445	9,854,920	dividends	154,703	1,857,719
Shares redeemed	(9,410,242)	(110,608,037)	Shares redeemed	(3,762,675)	(45,030,962)
Net increase	5,890,399	$69,329,615	Net decrease	(1,541,441)	$(18,299,889)
Shares Outstanding:			Shares Outstanding:
Beginning of period	78,104,232		Beginning of period	15,522,287
End of period	83,994,631		End of period	13,980,846

Notes to the Financial Statements
June 30, 2015 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Intermediate Municipal Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	23,703,150	$278,740,222	Shares sold	3,749,692	$45,064,303
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	1,605,530	18,878,665	dividends	377,495	4,535,848
Shares redeemed	(16,597,639)	(194,974,883)	Shares redeemed	(6,035,550)	(72,510,076)
Net increase	8,711,041	$102,644,004	Net decrease	(1,908,363)	$(22,909,925)
Shares Outstanding:			Shares Outstanding:
Beginning of year	69,393,191		Beginning of year	17,430,650
End of year	78,104,232		End of year	15,522,287

Baird Aggregate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	215,397,714	$2,351,902,784	Shares sold	27,064,421	$304,633,450
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	3,906,493	42,412,621	dividends	373,386	4,182,357
Shares redeemed	(41,338,705)	(448,505,991)	Shares redeemed	(4,829,490)	(53,989,514)
Net increase	177,965,502	$1,945,809,414	Net increase	22,608,317	$254,826,293
Shares Outstanding:			Shares Outstanding:
Beginning of period	318,988,439		Beginning of period	21,682,288
End of period	496,953,941		End of period	44,290,605

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	193,596,308	$2,082,229,816	Shares sold	12,606,839	$138,890,870
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	5,162,943	55,308,532	dividends	440,709	4,861,398
Shares redeemed	(39,723,087)	(425,549,216)	Shares redeemed	(4,594,876)	(50,676,547)
Net increase	159,036,164	$1,711,989,132	Net increase	8,452,672	$93,075,721
Shares Outstanding:			Shares Outstanding:
Beginning of year	159,952,275		Beginning of year	13,229,616
End of year	318,988,439		End of year	21,682,288

Notes to the Financial Statements
June 30, 2015 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Core Plus Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	206,452,680	$2,313,242,932	Shares sold	60,082,617	$700,020,792
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	6,306,139	70,598,278	dividends	2,262,199	26,296,421
Shares redeemed	(37,306,228)	(417,262,374)	Shares redeemed	(65,544,749)	(755,964,489)
Net increase	175,452,591	$1,966,578,836	Net decrease	(3,199,933)	$(29,647,276)
Shares Outstanding:			Shares Outstanding:
Beginning of period	405,895,839		Beginning of period	190,054,912
End of period	581,348,430		End of period	186,854,979

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	266,303,664	$2,958,518,458	Shares sold	119,230,689	$1,368,800,553
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	6,772,143	74,952,246	dividends	3,115,198	35,739,828
Shares redeemed	(33,346,604)	(368,208,073)	Shares redeemed	(25,852,541)	(296,094,423)
Net increase	239,729,203	$2,665,262,631	Net increase	96,493,346	$1,108,445,958
Shares Outstanding:			Shares Outstanding:
Beginning of year	166,166,636		Beginning of year	93,561,566
End of year	405,895,839		End of year	190,054,912

4.	Investment Transactions and Income Tax Information

During the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$—	$—	$—
Other	$103,721,835	$669,258,444	$474,162,271

Sales:
U.S. Government	$—	$—	$9,480
Other	$49,410,636	$546,456,902	$309,495,888

Notes to the Financial Statements
June 30, 2015 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Baird
	Intermediate	Baird	Baird
	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$—	$108,947,188	$111,468,376
Other	$74,239,063	$3,511,224,981	$3,471,713,830

Sales:
U.S. Government	$—	$36,816,888	$106,237,750
Other	$36,719,557	$1,327,020,173	$1,615,043,064

At December 31, 2014, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$83,944,155	$2,812,824,722	$1,754,360,432
Gross unrealized appreciation	$52,130	$10,864,328	$27,786,867
Gross unrealized depreciation	(237,056)	(15,622,785)	(6,590,912)
Net unrealized
appreciation (depreciation)	$(184,926)	$(4,758,457)	$21,195,955
Undistributed ordinary income	3,769	252,709	213,371
Undistributed long-term capital gain	—	1,191,582	359,945
Total distributable earnings	$3,769	$1,444,291	$573,316
Other accumulated losses	(13,404)	—	—
Total accumulated earnings/(losses)	$(194,561)	$(3,314,166)	$21,769,271

	Baird
	Intermediate	Baird	Baird
	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$1,074,767,553	$3,740,392,274	$6,871,638,917
Gross unrealized appreciation	$47,832,843	$95,431,123	$124,743,476
Gross unrealized depreciation	(2,973,479)	(17,621,004)	(46,755,580)
Net unrealized appreciation	$44,859,364	$77,810,119	$77,987,896
Undistributed ordinary income	—	63,990	402,605
Undistributed tax-exempt income	24,885	—	—
Total distributable earnings	$24,885	$63,990	$402,605
Other accumulated losses	(863,774)	(9,769,975)	(10,213,385)
Total accumulated earnings	$44,020,475	$68,104,134	$68,177,116

Notes to the Financial Statements
June 30, 2015 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses. These reclassifications have no effect on net assets or net asset value per share.

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2015		December 31, 2014
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Ultra Short Bond Fund	$484,148	$—	$271,437	$—
Baird Short-Term Bond Fund	$21,192,273	$—	$38,351,400	$1,059,964
Baird Intermediate Bond Fund	$18,116,189	$—	$31,870,518	$2,198,332
Baird Intermediate Municipal Bond Fund	$—	$—	$199,334	$—
Baird Aggregate Bond Fund	$56,949,342	$—	$70,757,058	$—
Baird Core Plus Bond Fund	$101,096,593	$—	$114,565,490	$—

For the six months ended June 30, 2015 and the year ended December 31, 2014, distributions of $13,365,184 and $26,748,436, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2014. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2014, the Baird Funds did not defer any capital losses occurring between November 1, 2014 and December 31, 2014.

At December 31, 2014, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss		Year of
	Carryover	Character	Expiration
Baird Ultra Short Bond Fund	$13,404	Short-Term	Indefinitely
Baird Intermediate Municipal Bond Fund	365,127	Short-Term	Indefinitely
	498,647	Long-Term	Indefinitely
Baird Aggregate Bond Fund	4,058,488	Short-Term	Indefinitely
	5,711,487	Long-Term	Indefinitely
Baird Core Plus Bond Fund	10,213,385	Long-Term	Indefinitely

Notes to the Financial Statements
June 30, 2015 (Unaudited)

5.	Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2015, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Corporation on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$98,339

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.  As of June 30, 2015, U.S. Bank was considered an “affiliated person” of the Funds for purposes of the 1940 Act, as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of the Baird Aggregate Bond Fund, a separate series of the Company.  As a result, USBFS was an affiliated person of an affiliated person (or a “second tier” affiliate) of the Funds. Effective August 4, 2015, U.S. Bank is no longer considered an “affiliated person” of the Funds for purposes of the 1940 Act, as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively representing less than 5% of the shares of the Baird Aggregate Bond Fund.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.	Securities Lending

Each Fund (other than the Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank, N.A., the Funds’ custodian and an affiliated person of the Funds (for the period June 20, 2014 through August 3, 2015), and an affiliate of USBFS, the Funds’ transfer agent and administrator.  The  securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2015, the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible

Notes to the Financial Statements
June 30, 2015 (Unaudited)

loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2015, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Ultra Short-Term Bond Fund	$25,547,749	$26,093,750
Baird Short-Term Bond Fund	180,504,924	184,399,411
Baird Intermediate Bond Fund	63,603,027	65,136,677
Baird Aggregate Bond Fund	139,367,300	142,466,701
Baird Core Plus Bond Fund	179,048,176	183,742,149

The Funds receive cash as collateral in return for securities lent as part of the securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act).  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2015.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2015, for the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $1,762, $77,683, $91,167, $149,183 and $441,916, respectively.

7.	Line of Credit

The Corporation maintains an uncommitted, senior secured and unsecured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  The unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.25% for the first six months of 2015).  During the six months ended June 30, 2015, the Funds did not have any borrowings.

8.	Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $1,089, $45,441, $139,163, $232,651, $535,442 and $3,066,876, respectively, in fees pursuant to the Plan during the six months ended June 30, 2015.

9.	Subsequent Event

In preparing these financial statements, the Corporation has evaluated events after June 30, 2015.  Effective September 1, 2015, the Baird Intermediate Municipal Bond Fund will be re-named the “Baird Quality Intermediate Municipal Bond Fund.”  In addition, effective September 1, 2015, the Barclays Quality Intermediate Municipal Bond Index will replace the Barclays 7-Year General Obligation Bond Index as the benchmark index for that Fund.  There were no additional subsequent events since June 30, 2015 through the date the financial statements were issued that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, IL 60604

Semi-Annual Report –
Baird Funds
June 30, 2015

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Value Fund

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Table of Contents

Baird LargeCap Fund	1
Baird MidCap Fund	11
Baird SmallCap Value Fund	18
Additional Information on Fund Expenses	24
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	31
Notes to the Financial Statements	37
Additional Information	47

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

A June 30, 2015 summary of the Fund’s top 10 holdings and equity sector analysis compared to the S&P 500® Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

SPDR S&P 500	4.5%
Oracle Corporation	2.4%
CF Industries Holdings, Inc.	2.3%
Expedia, Inc.	2.3%
AbbVie Inc.	2.3%
Caterpillar Inc.	2.2%
PepsiCo, Inc.	2.2%
Amgen Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
The Blackstone Group L.P.	1.8%

Net Assets:	$40,596,720
Portfolio Turnover Rate:	39.0%	†
Number of Equity Holdings:	122

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	1.18%
Investor Class:	1.43%	****

Net
Institutional Class:	0.75%
Investor Class:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2015.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2015, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2016.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2015	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	-0.11%	6.62%	16.83%	6.80%	3.12%
Investor Class Shares	-0.34%	6.39%	16.52%	6.55%	2.86%
S&P 500® Index(2)	1.23%	7.42%	17.34%	7.89%	4.50%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2015.
(2)
The S&P 500® Index measures the performance of 500 common stocks chosen for market size, liquidity and industry group representation of U.S. equity performance.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser.  The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund’s subadviser makes investment decisions for the Fund primarily using quantitative investment models which rank securities based on fundamental measures of value, past performance and indicators of recent positive changes.  The success of the quantitative investment methodologies and processes employed by the subadviser depends on the analyses and assessments that were used in developing such methodologies and processes, as well as on the accuracy and reliability of models and data provided by third parties.  Incorrect analyses and assessments or inaccurate or incomplete models and data would adversely affect performance.  Certain low-probability events or factors that are assigned little weight may occur or prove to be more likely or may have more relevance than expected, for short or extended periods of time.  It is also possible that prices of securities may move in directions that were not predicted by the subadviser’s quantitative methodologies.  The Fund may invest in stocks (or ADRs representing stocks) of foreign companies that are traded on U.S. exchanges.  Foreign investments involve additional risk such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Company	1,086	$150,650	0.4%
General Dynamics Corporation	3,133	443,915	1.1%
Spirit Aerosystems Holdings Inc. – Class A*	1,601	88,231	0.2%
		682,796	1.7%
Airlines
Alaska Air Group, Inc.	6,584	424,207	1.0%
American Airlines Group, Inc.	1,674	66,851	0.2%
Southwest Airlines Co.	10,561	349,464	0.9%
United Continental Holdings, Inc.*	2,986	158,288	0.4%
		998,810	2.5%
Auto Components
Autoliv, Inc.	736	85,928	0.2%
Delphi Automotive PLC f	980	83,388	0.2%
		169,316	0.4%
Automobiles
Ford Motor Company	37,591	564,241	1.4%
Harley-Davidson, Inc.	9,182	517,406	1.3%
		1,081,647	2.7%
Banks
Huntington Bancshares Incorporated	16,703	188,911	0.4%
U.S. Bancorp	7,531	326,845	0.8%
Wells Fargo & Company	6,248	351,388	0.9%
		867,144	2.1%
Beverages
The Coca-Cola Company	8,028	314,939	0.8%
Coca-Cola Enterprises, Inc.	1,976	85,837	0.2%
Dr Pepper Snapple Group, Inc.	2,523	183,927	0.4%
PepsiCo, Inc.	9,583	894,477	2.2%
		1,479,180	3.6%
Biotechnology
Amgen Inc.	5,381	826,091	2.0%
Biogen Inc.*	527	212,876	0.5%
Celgene Corporation*	4,464	516,641	1.3%
		1,555,608	3.8%
Building Products
Masco Corporation	20,297	541,321	1.3%
The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Capital Markets
Ameriprise Financial, Inc.	6,560	$819,541	2.0%
The Blackstone Group L.P.	18,246	745,714	1.8%
SEI Investments Co.	5,481	268,733	0.7%
		1,833,988	4.5%
Chemicals
Celanese Corporation	4,205	302,256	0.8%
CF Industries Holdings, Inc.	14,760	948,773	2.3%
The Dow Chemical Company	1,519	77,727	0.2%
LyondellBasell Industries N.V. – Class A f	5,543	573,811	1.4%
		1,902,567	4.7%
Consumer Finance
American Express Company	7,989	620,905	1.5%
Capital One Financial Corporation	3,935	346,162	0.9%
Discover Financial Services	12,001	691,498	1.7%
Synchrony Financial*	10,570	348,070	0.9%
		2,006,635	5.0%
Containers & Packaging
Ball Corporation	1,333	93,510	0.2%
Crown Holdings, Inc.*	3,073	162,592	0.4%
		256,102	0.6%
Diversified Financial Services
Moody’s Corporation	6,084	656,829	1.6%
Diversified Telecommunication Services
AT&T Inc.	6,911	245,479	0.6%
CenturyLink, Inc.	2,078	61,051	0.2%
		306,530	0.8%
Electric Utilities
Entergy Corp.	1,042	73,461	0.2%
Electronic Equipment, Instruments & Components
Corning Incorporated	22,367	441,301	1.1%
Energy Equipment & Services
Halliburton Company	2,384	102,679	0.2%
Schlumberger Limited f	738	63,608	0.2%
Seadrill Ltd f	2,873	29,707	0.1%
		195,994	0.5%
Food & Staples Retailing
The Kroger Co.	8,513	617,278	1.5%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Food Products
Archer-Daniels-Midland Company	6,852	$330,403	0.8%
Bunge Limited f	3,747	328,987	0.8%
General Mills, Inc.	1,540	85,809	0.2%
		745,199	1.8%
Health Care Equipment & Supplies
Becton, Dickson and Company	5,036	713,350	1.8%
C.R. Bard, Inc.	3,633	620,153	1.5%
Edwards Lifesciences Corporation*	1,751	249,395	0.6%
Medtronic PLC f	7,163	530,778	1.3%
		2,113,676	5.2%
Health Care Providers & Services
Anthem, Inc.	2,008	329,593	0.8%
Centene Corp.*	2,486	199,874	0.5%
		529,467	1.3%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corporation	7,838	642,011	1.6%
Household Durables
PulteGroup, Inc.	3,906	78,706	0.2%
Household Products
The Clorox Company	762	79,263	0.2%
Energizer Holdings, Inc.	3,259	428,722	1.1%
		507,985	1.3%
Independent Power and Renewable Electricity Producers
The AES Corporation	25,403	336,844	0.8%
Calpine Corp.*	3,893	70,035	0.2%
		406,879	1.0%
Insurance
Aflac, Inc.	2,676	166,447	0.4%
The Hartford Financial Services Group, Inc.	2,123	88,253	0.2%
The Progressive Corporation	16,159	449,705	1.1%
The Travelers Companies, Inc.	1,657	160,166	0.4%
		864,571	2.1%
Internet & Catalog Retail
Expedia, Inc.	8,615	942,050	2.3%
Internet Software & Services
Google Inc.*	1,242	646,473	1.6%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
IT Services
International Business Machines Corporation	1,448	$235,532	0.6%
MasterCard Incorporated	2,114	197,617	0.5%
Visa Inc.	4,268	286,596	0.7%
The Western Union Company	30,341	616,832	1.5%
		1,336,577	3.3%
Leisure Products
Hasbro, Inc.	2,481	185,554	0.5%
Life Sciences Tools & Services
Waters Corporation*	3,396	435,978	1.1%
Machinery
Caterpillar Inc.	10,733	910,373	2.2%
Deere & Company	6,423	623,352	1.5%
Illinois Tool Works, Inc.	963	88,394	0.2%
Pall Corporation	863	107,400	0.3%
		1,729,519	4.2%
Media
DISH Network Corporation*	3,410	230,891	0.6%
Gannett Co, Inc.*	2,691	37,640	0.1%
Omnicom Group Inc.	4,300	298,807	0.7%
Tegna, Inc.	5,381	172,569	0.4%
		739,907	1.8%
Multiline Retail
Kohl’s Corporation	2,860	179,065	0.5%
Macy’s, Inc.	3,855	260,097	0.6%
Nordstrom, Inc.	3,477	259,036	0.6%
		698,198	1.7%
Multi-Utilities
CMS Energy Corporation	2,560	81,510	0.2%
Oil, Gas & Consumable Fuels
Chevron Corporation	893	86,147	0.2%
Exxon Mobil Corporation	3,274	272,397	0.7%
Marathon Petroleum Corporation	9,012	471,418	1.1%
Murphy Oil Corporation	3,552	147,657	0.4%
Tesoro Corporation	4,703	396,980	1.0%
Valero Energy Corporation	2,737	171,336	0.4%
		1,545,935	3.8%
Personal Products
Coty, Inc. – Class A	3,506	112,087	0.3%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Pharmaceuticals
AbbVie Inc.	13,814	$928,163	2.3%
Johnson & Johnson	2,343	228,349	0.6%
Merck & Co., Inc.	2,871	163,446	0.4%
Pfizer Inc.	9,942	333,355	0.8%
		1,653,313	4.1%
Real Estate Investment Trusts (REITs)
American Capital Agency Corporation	7,341	134,854	0.3%
Road & Rail
Hertz Global Holdings, Inc.*	2,692	48,779	0.1%
Union Pacific Corporation	1,963	187,211	0.5%
		235,990	0.6%
Semiconductors & Semiconductor Equipment
Intel Corporation	24,279	738,446	1.8%
KLA-Tencor Corp.	8,093	454,908	1.1%
Linear Technology Corporation	1,719	76,031	0.2%
Maxim Integrated Products, Inc.	5,104	176,471	0.4%
Microchip Technology Incorporated	3,474	164,755	0.4%
Micron Technology, Inc.*	2,385	44,933	0.1%
NXP Semiconductors N.V.* f	6,007	589,887	1.5%
Xilinx, Inc.	1,880	83,021	0.2%
		2,328,452	5.7%
Software
Amdocs Ltd. f	1,594	87,016	0.2%
Citrix Systems, Inc.*	3,577	250,962	0.6%
Electronic Arts Inc.*	6,132	407,778	1.0%
Microsoft Corporation	1,777	78,455	0.2%
Oracle Corporation	23,545	948,864	2.4%
		1,773,075	4.4%
Specialty Retail
Foot Locker, Inc.	1,401	93,881	0.2%
The Gap, Inc.	2,190	83,592	0.2%
L Brands, Inc.	1,759	150,799	0.4%
Lowe’s Companies, Inc.	1,230	82,373	0.2%
		410,645	1.0%
Technology Hardware, Storage & Peripherals
Apple Inc.	4,026	504,961	1.3%
Hewlett-Packard Company	17,821	534,808	1.3%
NetApp, Inc.	8,250	260,370	0.6%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Technology Hardware, Storage & Peripherals (cont.)
Seagate Technology Public Limited Company f	8,604	$408,690	1.0%
Western Digital Corporation	851	66,736	0.2%
		1,775,565	4.4%
Total Common Stocks
(Cost $35,551,552)		38,320,683	94.4%
Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR*^+	2,216	2,249	0.0%
Safeway PDC LLC CVR*^+	2,216	108	0.0%
Total Contingent Value Rights
(Cost $0)		2,357	0.0%
Exchange Traded Fund
Exchange Traded Fund
SPDR S&P 500	8,753	1,801,805	4.5%
Total Exchange Traded Fund
(Cost $1,842,340)		1,801,805	4.5%
Short-Term Investment
Money Market Mutual Fund
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.10%«	423,711	423,711	1.0%
Total Short-Term Investments
(Cost $423,711)		423,711	1.0%
Total Investments
(Cost $37,817,603)		40,548,556	99.9%
Other Assets in Excess of Liabilities		48,164	0.1%
TOTAL NET ASSETS		$40,596,720	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
^	Illiquid Security
+	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$38,320,683	$—	$—	$38,320,683
Total Equity	38,320,683	—	—	38,320,683
Contingent Value Rights
Contingent Value Rights	—	—	2,357	2,357
Total Contingent Value Rights	—	—	2,357	2,357
Exchange Traded Fund
Exchange Traded Fund	1,801,805	—	—	1,801,805
Total Exchange Traded Fund	1,801,805	—	—	1,801,805
Short-Term Investment
Money Market Mutual Fund	423,711	—	—	423,711
Total Short-Term Investment	423,711	—	—	423,711
Total Investments*	$40,546,199	$—	$2,357	$40,548,556

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited) (cont.)

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  Two securities with a fair value of $2,357 were acquired during the period as a result of a corporate action.  Both securities that are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor are valued using level 3 inputs.  There were no other transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  For purposes of the reconciliation below, these securities are being presented as transfers into Level 3.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2014	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	2,357
Balance as of June 30, 2015	$2,357

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

A June 30, 2015 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell MidCap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

LKQ Corporation	2.5%
Fortinet, Inc.	2.5%
Tractor Supply Company	2.5%
Acuity Brands, Inc.	2.5%
Affiliated Managers Group, Inc.	2.4%
Stericycle, Inc.	2.4%
Acadia Healthcare Company, Inc.	2.3%
Perrigo Company PLC	2.3%
Alliance Data Systems Corporation	2.3%
AO Smith Corporation	2.2%

Net Assets:	$1,352,389,413
Portfolio Turnover Rate:	25.3%	†
Number of Equity Holdings:	58

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	0.87%
Investor Class:	1.12%	****

Net
Institutional Class:	0.85%
Investor Class:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2015.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2015, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2016.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2015	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	4.05%	6.06%	17.28%	9.72%	7.08%
Investor Class Shares	3.94%	5.82%	17.02%	9.45%	6.83%
Russell MidCap® Growth Index(2)	4.18%	9.45%	18.69%	9.69%	6.18%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2015.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Banks
East West Bancorp, Inc.	602,731	$27,014,403	2.0%
Building Products
AO Smith Corporation	407,760	29,350,565	2.2%
Fortune Brands Home & Security, Inc.	292,984	13,424,527	1.0%
		42,775,092	3.2%
Capital Markets
Affiliated Managers Group, Inc.*	150,461	32,890,775	2.4%
Greenhill & Co., Inc.	506,664	20,940,423	1.5%
Invesco Limited f	283,965	10,645,848	0.8%
Northern Trust Corporation	133,225	10,186,383	0.8%
		74,663,429	5.5%
Chemicals
Airgas, Inc.	181,523	19,201,503	1.4%
Commercial Services & Supplies
Stericycle, Inc.*	240,448	32,198,392	2.4%
Distributors
LKQ Corporation*	1,138,864	34,444,942	2.5%
Electrical Equipment
Acuity Brands, Inc.	186,066	33,488,159	2.5%
Rockwell Automation, Inc.	185,805	23,158,735	1.7%
		56,646,894	4.2%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited*	681,799	15,995,005	1.2%
Energy Equipment & Services
Oceaneering International, Inc.	341,880	15,928,189	1.2%
Food & Staples Retailing
United Natural Foods, Inc.*	312,382	19,892,486	1.5%
Food Products
Mccormick & Co, Inc.	296,353	23,989,776	1.8%
Mead Johnson Nutrition Company	147,028	13,264,866	1.0%
		37,254,642	2.8%
Health Care Equipment & Supplies
The Cooper Companies, Inc.	77,286	13,754,590	1.0%
Globus Medical, Inc.*	518,808	13,317,801	1.0%
		27,072,391	2.0%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Providers & Services
Acadia Healthcare Company, Inc.*	402,365	$31,517,251	2.3%
Envision Healthcare Holdings, Inc.*	529,077	20,887,960	1.6%
Laboratory Corporation of America Holdings*	170,997	20,728,256	1.5%
		73,133,467	5.4%
Health Care Technology
Cerner Corporation*	328,891	22,713,212	1.7%
Hotels Restaurants & Leisure
Buffalo Wild Wings, Inc.*	148,058	23,199,208	1.7%
Household Durables
Harman International Industries, Inc.	198,859	23,652,289	1.7%
Household Products
Church & Dwight Co., Inc.	337,357	27,369,773	2.0%
Internet & Catalog Retail
HomeAway, Inc.*	704,326	21,918,625	1.6%
Internet Software & Services
Envestnet, Inc.*	304,380	12,306,083	0.9%
IT Services
Alliance Data Systems Corporation*	104,349	30,463,647	2.3%
Fiserv, Inc.*	328,763	27,231,439	2.0%
Gartner, Inc.*	329,124	28,232,257	2.1%
Genpact Ltd.*f	1,091,134	23,273,888	1.7%
		109,201,231	8.1%
Leisure Products
Hasbro, Inc.	366,481	27,409,114	2.0%
Polaris Industries, Inc.	166,381	24,642,690	1.8%
		52,051,804	3.8%
Machinery
The Middleby Corporation*	225,393	25,295,857	1.8%
WABCO Holdings, Inc.*	192,849	23,859,278	1.8%
		49,155,135	3.6%
Multiline Retail
Burlington Stores, Inc.*	463,577	23,735,142	1.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	199,293	22,691,501	1.7%
Southwestern Energy Company*	764,543	17,378,062	1.3%
		40,069,563	3.0%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Pharmaceuticals
Akorn, Inc.*	223,892	$9,775,125	0.7%
Perrigo Company PLC f	169,141	31,262,331	2.3%
		41,037,456	3.0%
Road & Rail
J.B. Hunt Transport Services, Inc.	323,460	26,552,831	2.0%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.*	1,301,583	28,244,351	2.1%
Skyworks Solutions, Inc.	139,903	14,563,902	1.1%
		42,808,253	3.2%
Software
ANSYS, Inc.*	182,023	16,607,779	1.2%
Fortinet, Inc.*	821,930	33,970,367	2.5%
ServiceNow, Inc.*	267,711	19,893,604	1.5%
Synopsys, Inc.*	283,750	14,371,938	1.1%
The Ultimate Software Group, Inc.*	149,595	24,584,442	1.8%
		109,428,130	8.1%
Specialty Retail
Dick’s Sporting Goods, Inc.	227,620	11,783,888	0.9%
O’Reilly Automotive, Inc.*	122,328	27,643,682	2.0%
Sally Beauty Holdings, Inc.*	428,043	13,517,598	1.0%
Tiffany & Co.	270,293	24,812,897	1.8%
Tractor Supply Company	373,077	33,554,545	2.5%
		111,312,610	8.2%
Textiles, Apparel & Luxury Goods
Under Armour, Inc. – Class A*	269,788	22,511,111	1.7%
Trading Companies & Distributors
Fastenal Company	573,959	24,209,591	1.8%
United Rentals, Inc.*	240,047	21,032,918	1.5%
Watsco, Inc.	161,148	19,940,453	1.5%
		65,182,962	4.8%
Total Common Stocks
(Cost $1,121,618,947)		1,300,426,253	96.2%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.08%«	27,988,344	$27,988,344	2.1%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.10%«	26,000,000	26,000,000	1.9%
Total Short-Term Investments
(Cost $53,988,344)		53,988,344	4.0%
Total Investments
(Cost $1,175,607,291)		1,354,414,597	100.2%
Liabilities in Excess of Other Assets		(2,025,184)	(0.2)%
TOTAL NET ASSETS		$1,352,389,413	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,300,426,253	$—	$—	$1,300,426,253
Total Equity	1,300,426,253	—	—	1,300,426,253
Short-Term Investments
Money Market Mutual Funds	53,988,344	—	—	53,988,344
Total Short-Term Investments	53,988,344	—	—	53,988,344
Total Investments*	$1,354,414,597	$—	$—	$1,354,414,597

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
June 30, 2015 (Unaudited)

Portfolio Characteristics

A June 30, 2015 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Integrated Device Technology, Inc.	4.9%
Pinnacle Foods, Inc.	4.7%
Qorvo, Inc.	4.4%
Motorcar Parts of America, Inc.	4.1%
Diamond Hill Investment Group, Inc.	4.1%
Bofi Holding, Inc.	3.7%
Hilltop Holdings, Inc.	3.4%
LTC Properties, Inc.	3.2%
PrivateBancorp, Inc.	3.0%
j2 Global, Inc.	2.9%

Net Assets:	$26,715,351
Portfolio Turnover Rate:	10.7%	†
Number of Equity Holdings:	41

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	1.55%
Investor Class:	1.80%	****

Net
Institutional Class:	1.00%
Investor Class:	1.25%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2015.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2015, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Institutional Class shares and 1.25% of average daily net assets for the Investor Class shares, at least through April 30, 2016.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird SmallCap Value Fund
June 30, 2015 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2015	Six Months	One Year	Three Year	Inception(1)
Institutional Class Shares	2.46%	-0.17%	15.02%	13.41%
Investor Class Shares	2.32%	-0.46%	14.75%	13.12%
Russell 2000® Value Index(2)	0.76%	0.78%	15.50%	14.05%

(1)	For the period from May 1, 2012 (inception date) through June 30, 2015.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corporation	12,456	$619,561	2.3%
Auto Components
Drew Industries, Inc.*	4,937	286,445	1.1%
Motorcar Parts of America, Inc.*	36,700	1,104,303	4.1%
		1,390,748	5.2%
Banks
Hilltop Holdings, Inc.*	37,565	904,941	3.4%
PrivateBancorp, Inc.	20,102	800,461	3.0%
Texas Capital Bancshares, Inc.*	9,632	599,496	2.2%
		2,304,898	8.6%
Building Products
Patrick Industries, Inc.*	10,378	394,883	1.5%
Capital Markets
Diamond Hill Investment Group, Inc.	5,466	1,091,342	4.1%
Commercial Services & Supplies
Deluxe Corporation	5,969	370,078	1.4%
Construction & Engineering
Quanta Services, Inc.*	18,456	531,902	2.0%
Consumer Finance
Encore Capital Group, Inc.*	12,178	520,488	1.9%
PRA Group, Inc.*	9,514	592,817	2.2%
		1,113,305	4.1%
Diversified Consumer Services
Steiner Leisure Ltd.*f	8,585	461,701	1.7%
Electric Utilities
UIL Holdings Corporation	13,846	634,424	2.4%
Electrical Equipment
Generac Holdings, Inc.*	10,598	421,270	1.6%
Electronic Equipment, Instruments & Components
Knowles Corporation*	29,105	526,800	2.0%
Energy Equipment & Services
Pacific Drilling SA*f	56,960	159,488	0.6%
Food Products
Pinnacle Foods, Inc.	27,514	1,252,988	4.7%
Gas Utilities
South Jersey Industries, Inc.	17,258	426,790	1.6%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
Alere, Inc.*	8,482	$447,426	1.7%
ICU Medical, Inc.*	7,108	679,951	2.5%
		1,127,377	4.2%
Hotels, Restaurants & Leisure
Diamond Resorts International, Inc.*	17,227	543,512	2.0%
Internet & Catalog Retail
Lands’ End, Inc.*	23,535	584,374	2.2%
Internet Software & Services
j2 Global, Inc.	11,391	773,905	2.9%
Oil, Gas & Consumable Fuels
Dorian LPG Ltd.*f	27,386	456,799	1.7%
Navigator Holdings Ltd.*f	20,816	394,255	1.5%
Targa Resources Corporation	7,092	632,748	2.4%
		1,483,802	5.6%
Real Estate Investment Trusts (REITs)
BioMed Realty Trust, Inc.	23,229	449,249	1.7%
Blackstone Mortgage Trust, Inc.	22,846	635,576	2.4%
Capstead Mortgage Corporation	29,275	324,952	1.2%
DiamondRock Hospitality Co.	44,186	566,023	2.1%
Hatteras Financial Corporation	19,975	325,593	1.2%
Hersha Hospitality Trust	17,797	456,321	1.7%
LTC Properties, Inc.	20,350	846,560	3.2%
		3,604,274	13.5%
Road & Rail
Universal Truckload Services, Inc.	25,972	570,345	2.1%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.*	60,293	1,308,358	4.9%
Qorvo, Inc.*	14,774	1,185,909	4.4%
Synaptics, Inc.*	7,996	693,533	2.6%
		3,187,800	11.9%
Specialty Retail
Lithia Motors, Inc.	5,914	669,228	2.5%
Thrifts & Mortgage Finance
Bofi Holding, Inc.*	9,212	973,800	3.7%
Capitol Federal Financial, Inc.	20,442	246,122	0.9%
		1,219,922	4.6%
Total Common Stocks
(Cost $20,915,852)		25,464,717	95.3%
The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.08%«	688,143	$688,143	2.6%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.10%«	500,000	500,000	1.9%
Total Short-Term Investments
(Cost $1,188,143)		1,188,143	4.5%
Total Investments
(Cost $22,103,995)		26,652,860	99.8%
Other Assets in Excess of Liabilities		62,491	0.2%
TOTAL NET ASSETS		$26,715,351	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2015 (Unaudited)

Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$25,464,717	$—	$—	$25,464,717
Total Equity	25,464,717	—	—	25,464,717
Short-Term Investments
Money Market Mutual Funds	1,188,143	—	—	1,188,143
Total Short-Term Investments	1,188,143	—	—	1,188,143
Total Investments*	$26,652,860	$—	$—	$26,652,860

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2  and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2015 (Unaudited)

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a  redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/15 – 6/30/15).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2015 (Unaudited)

Actual vs. Hypothetical Returns

For the Six Months Ended June 30, 2015

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/15	6/30/15	Period(1)	6/30/15	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$ 998.90	$3.72	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$ 996.60	$4.95	$1,019.84	$5.01

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,040.50	$4.30	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,039.40	$5.56	$1,019.34	$5.51

Baird SmallCap Value Fund
Institutional Class	1.00%	$1,000.00	$1,024.60	$5.02	$1,019.84	$5.01
Investor Class	1.25%	$1,000.00	$1,023.20	$6.27	$1,018.60	$6.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2015 (Unaudited)

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
ASSETS:
Investments, at value (cost $37,817,603,
$1,175,607,291 and $22,103,995, respectively)	$40,548,556	$1,354,414,597	$26,652,860
Dividends receivable	40,229	168,766	64,272
Interest receivable	46	3,926	74
Receivable for investments sold	–	13,750,921	–
Receivable for Fund shares sold	27,500	8,814,854	31,025
Prepaid expenses and other assets	26,605	23,108	18,604
Total assets	40,642,936	1,377,176,172	26,766,835
LIABILITIES:
Payable for securities purchased	–	21,892,382	–
Payable for Fund shares repurchased	1,558	1,524,339	12,065
Payable to Advisor and Distributor	11,240	1,031,082	13,108
Accrued expenses and other liabilities	33,418	338,956	26,311
Total liabilities	46,216	24,786,759	51,484
NET ASSETS	$40,596,720	$1,352,389,413	$26,715,351
NET ASSETS CONSIST OF:
Capital stock	$36,176,678	$1,176,992,210	$22,276,386
Accumulated undistributed net investment income (loss)	239,896	(1,765,770)	68,380
Accumulated net realized gain (loss) on investments sold	1,449,193	(1,644,333)	(178,280)
Net unrealized appreciation on investments	2,730,953	178,807,306	4,548,865
NET ASSETS	$40,596,720	$1,352,389,413	$26,715,351
INSTITUTIONAL CLASS SHARES
Net Assets	$39,226,894	$1,140,882,836	$24,427,742
Shares outstanding ($0.01 par value,
unlimited shares authorized)	4,400,032	70,409,814	1,724,980
Net asset value, offering and
redemption price per share	$8.92	$16.20	$14.16
INVESTOR CLASS SHARES
Net Assets	$1,369,826	$211,506,577	$2,287,609
Shares outstanding ($0.01 par value,
unlimited shares authorized)	154,908	13,604,106	162,210
Net asset value, offering and
redemption price per share	$8.84	$15.55	$14.10

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2015 (Unaudited)

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
of $0, $4,378 and $0, respectively)	$389,926	$3,731,826	$198,874
Interest	310	18,425	403
Other income	3,443	11,894	—
Total investment income	393,679	3,762,145	199,277

EXPENSES:
Investment advisory fees	131,704	4,649,121	108,963
Administration fees	2,207	54,818	1,364
Shareholder servicing fees	8,019	357,960	7,557
Fund accounting fees	8,407	39,032	7,800
Professional fees	19,424	20,949	19,374
Federal and state registration	26,154	78,128	20,153
Directors fees	24,629	25,129	24,429
Custody fees	3,767	19,794	2,249
Reports to shareholders	1,086	43,471	930
Miscellaneous expenses	420	1,758	408
Distribution expense – Investor Class Shares (Note 8)	1,660	258,911	2,706
Total expenses	227,477	5,549,071	195,933
Fee waiver by Advisor (Note 5)	(73,694)	(21,156)	(65,036)
Net expenses	153,783	5,527,915	130,897

NET INVESTMENT INCOME (LOSS)	239,896	(1,765,770)	68,380

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,084,709	(2,284,898)	(72,415)
Change in unrealized appreciation/depreciation
on investments	(1,426,505)	49,962,492	642,809
Net realized and unrealized gain (loss) on investments	(341,796)	47,677,594	570,394
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(101,900)	$45,911,824	$638,774

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird LargeCap Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$239,896	$361,522
Net realized gain on investments	1,084,709	837,245
Change in unrealized appreciation/depreciation
on investments	(1,426,505)	3,634,313
Net increase (decrease) in net assets resulting from operations	(101,900)	4,833,080

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,404,973	13,065,266
Shares issued to holders in reinvestment of dividends	—	824,279
Cost of shares redeemed	(4,881,855)	(5,923,052)
Net increase in net assets resulting
from capital share transactions	523,118	7,966,493

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(354,933)
From net realized gains	—	(446,433)
Total Distributions	—	(801,366)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(9,164)
From net realized gains	—	(13,750)
Total Distributions	—	(22,914)

TOTAL INCREASE IN NET ASSETS	421,218	11,975,293

NET ASSETS:
Beginning of period	40,175,502	28,200,209
End of period (including accumulated undistributed net
investment income of $239,896 and $0, respectively)	$40,596,720	$40,175,502

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment loss	$(1,765,770)	$(2,059,677)
Net realized gain (loss) on investments	(2,284,898)	11,854,713
Change in unrealized appreciation on investments	49,962,492	31,922,782
Net increase in net assets resulting from operations	45,911,824	41,717,818

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	338,241,352	963,929,395
Shares issued to holders in reinvestment of dividends	—	10,127,896
Cost of shares redeemed	(148,027,994)	(317,272,798)
Net increase in net assets resulting
from capital share transactions	190,213,358	656,784,493

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(9,261,206)
Total Distributions	—	(9,261,206)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(2,129,486)
Total Distributions	—	(2,129,486)

TOTAL INCREASE IN NET ASSETS	236,125,182	687,111,619

NET ASSETS:
Beginning of period	1,116,264,231	429,152,612
End of period (including accumulated net investment loss
of $(1,765,770) and $0, respectively)	$1,352,389,413	$1,116,264,231

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
OPERATIONS:
Net investment income	$68,380	$82,969
Net realized gain (loss) on investments	(72,415)	280,519
Change in unrealized appreciation/depreciation
on investments	642,809	(211,518)
Net increase in net assets resulting from operations	638,774	151,970

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,947,845	9,218,037
Shares issued to holders in reinvestment of dividends	—	399,253
Cost of shares redeemed	(2,424,699)	(3,881,622)
Net increase in net assets resulting
from capital share transactions	523,146	5,735,668

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(76,463)
From net realized gains	—	(340,398)
Total Distributions	—	(416,861)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(2,430)
From net realized gains	—	(30,893)
Total Distributions	—	(33,323)

TOTAL INCREASE IN NET ASSETS	1,161,920	5,437,454

NET ASSETS:
Beginning of period	25,553,431	20,115,977
End of period (including accumulated undistributed net
investment income of $68,380 and $0, respectively)	$26,715,351	$25,553,431

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013(1)	2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$8.93		$7.92	$9.86	$8.71	$8.93	$7.57
Income from
investment operations:
Net investment income	0.05		0.09 (2)	0.03 (2)	0.04 (2)	0.01	0.01
Net realized and unrealized
gains (losses) on investments	(0.06)		1.10	3.16	1.15	(0.22)	1.36
Total from
investment operations	(0.01)		1.19	3.19	1.19	(0.21)	1.37
Less distributions:
Distributions from net
investment income	—		(0.08)	(0.04)	(0.04)	(0.01)	(0.01)
Distributions from net
realized gains	—		(0.10)	(5.09)	—	—	—
Total distributions	—		(0.18)	(5.13)	(0.04)	(0.01)	(0.01)
Net asset value, end of period	$8.92		$8.93	$7.92	$9.86	$8.71	$8.93

Total return	(0.11	)%(3)	15.09%	32.68%	13.62%	(2.34)%	18.06%

Supplemental data and ratios:
Net assets,
end of period (millions)	$39.2		$39.0	$28.0	$24.0	$20.5	$23.4
Ratio of net expenses
to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net expenses
to average net assets
(before waivers)	1.11	%(4)	1.17%	1.24%	1.34%	1.35%	1.40%
Ratio of net
investment income
to average net assets	1.19	%(4)	1.08%	0.28%	0.37%	0.12%	0.14%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.83	%(4)	0.66%	(0.21)%	(0.22)%	(0.48)%	(0.51)%
Portfolio turnover rate(5)	39.0	%(3)	88.2%	127.7%	39.2%	38.2%	52.0%

(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser.
(2)	Calculated using average shares outstanding during the year.
(3)	Not annualized.
(4)	Annualized.
(5)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013(1)		2012	2011	2010
Per Share Data:
Net asset value,
beginning of period	$8.87		$7.87	$9.82		$8.68	$8.91	$7.56
Income from
investment operations:
Net investment income (loss)	0.04		0.05 (2)	0.00	(2)(3)	0.01 (2)	(0.01)	(0.02)
Net realized and unrealized
gains (losses) on investments	(0.07)		1.12	3.14		1.15	(0.22)	1.37
Total from
investment operations	(0.03)		1.17	3.14		1.16	(0.23)	1.35
Less distributions:
Distributions from net
investment income	—		(0.07)	—		(0.02)	—	—
Distributions from net
realized gains	—		(0.10)	(5.09)		—	—	—
Total distributions	—		(0.17)	(5.09)		(0.02)	—	—
Net asset value, end of period	$8.84		$8.87	$7.87		$9.82	$8.68	$8.91

Total return	(0.34	)%(4)	14.89%	32.34%		13.32%	(2.58)%	17.86%

Supplemental data and ratios:
Net assets,
end of period (millions)	$1.4		$1.2	$0.2		$0.4	$0.2	$0.1
Ratio of net expenses
to average net assets	1.00	%(5)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net expenses
to average net assets
(before waivers)	1.36	%(5)	1.42%	1.49%		1.59%	1.60%	1.65%
Ratio of net
investment income (loss)
to average net assets	0.94	%(5)	0.83%	0.03%		0.12%	(0.13)%	(0.11)%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.58	%(5)	0.41%	(0.46)%		(0.47)%	(0.73)%	(0.76)%
Portfolio turnover rate(6)	39.0	%(4)	88.2%	127.7%		39.2%	38.2%	52.0%

(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser.
(2)	Calculated using average shares outstanding during the year.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014		2013	2012	2011		2010
Per Share Data:
Net asset value,
beginning of period	$15.57		$15.00		$11.52	$9.98	$10.04		$7.90
Income from
investment operations:
Net investment income (loss)	(0.02)		(0.03	)(1)	(0.01)	0.07 (1)	(0.01	)(1)	(0.01	)(1)
Net realized and unrealized
gain on investments	0.65		0.76		3.80	1.57	0.54		2.15
Total from
investment operations	0.63		0.73		3.79	1.64	0.53		2.14
Less distributions:
Distributions from net
investment income	—		—		—	(0.04)	—		—
Distributions from net
realized gains	—		(0.16)		(0.31)	(0.06)	(0.59)		—
Total distributions	—		(0.16)		(0.31)	(0.10)	(0.59)		—
Net asset value, end of period	$16.20		$15.57		$15.00	$11.52	$9.98		$10.04

Total return	4.05	%(2)	4.85%		32.90%	16.49%	5.19%		27.09%

Supplemental data and ratios:
Net assets,
end of period (millions)	$1,140.9		$910.9		$286.1	$137.2	$40.9		$33.4
Ratio of net expenses
to average net assets	0.85	%(3)	0.85%		0.85%	0.85%	0.85%		0.85%
Ratio of net expenses
to average net assets
(before waivers)	0.85	%(3)	0.87%		0.87%	0.97%	1.21%		1.30%
Ratio of net
investment income (loss)
to average net assets	(0.24	)%(3)	(0.17)%		(0.04)%	0.65%	(0.10)%		(0.10)%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.24	)%(3)	(0.19)%		(0.06)%	0.53%	(0.46)%		(0.55)%
Portfolio turnover rate(4)	25.3	%(2)	37.3%		36.3%	29.5%	44.8%		62.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014		2013	2012	2011		2010
Per Share Data:
Net asset value,
beginning of period	$14.96		$14.45		$11.13	$9.66	$9.76		$7.69
Income from
investment operations:
Net investment income (loss)	(0.04)		(0.06	)(1)	(0.03)	0.04 (1)	(0.03	)(1)	(0.03	)(1)
Net realized and unrealized
gain on investments	0.63		0.73		3.66	1.52	0.52		2.10
Total from
investment operations	0.59		0.67		3.63	1.56	0.49		2.07
Less distributions:
Distributions from net
investment income	—		—		—	(0.03)	—		—
Distributions from net
realized gains	—		(0.16)		(0.31)	(0.06)	(0.59)		—
Total distributions	—		(0.16)		(0.31)	(0.09)	(0.59)		—
Net asset value, end of period	$15.55		$14.96		$14.45	$11.13	$9.66		$9.76

Total return	3.94	%(2)	4.62%		32.62%	16.16%	4.93%		26.92%

Supplemental data and ratios:
Net assets,
end of period (millions)	$211.5		$205.4		$143.1	$84.1	$2.6		$1.1
Ratio of net expenses
to average net assets	1.10	%(3)	1.10%		1.10%	1.10%	1.10%		1.10%
Ratio of net expenses
to average net assets
(before waivers)	1.10	%(3)	1.12%		1.12%	1.22%	1.46%		1.55%
Ratio of net
investment income (loss)
to average net assets	(0.49	)%(3)	(0.42)%		(0.29)%	0.40%	(0.35)%		(0.35)%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.49	)%(3)	(0.44)%		(0.31)%	0.28%	(0.71)%		(0.80)%
Portfolio turnover rate(4)	25.3	%(2)	37.3%		36.3%	29.5%	44.8%		62.7%
(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months				May 1, 2012^
	Ended		Year Ended		through
	June 30, 2015		December 31,		December 31,
	(Unaudited)		2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$13.82		$14.01	$10.20	$10.00
Income from investment operations:
Net investment income	0.04		0.05 (1)	0.07 (1)	0.15	(1)
Net realized and unrealized gain
on investments	0.30		0.01	3.99	0.20
Total from investment operations	0.34		0.06	4.06	0.35
Less distributions:
Distributions from net investment income	—		(0.05)	(0.05)	(0.12)
Distributions from net realized gains	—		(0.20)	(0.20)	(0.03)
Total distributions	—		(0.25)	(0.25)	(0.15)
Net asset value, end of period	$14.16		$13.82	$14.01	$10.20

Total return	2.46	%(2)	0.42%	39.85%	3.52	%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$24.4		$23.5	$19.0	$8.1
Ratio of net expenses to average net assets	1.00	%(3)	1.00%	1.00%	1.00	%(3)
Ratio of net expenses to
average net assets (before waivers)	1.51	%(3)	1.55%	2.02%	3.06	%(3)
Ratio of net investment income to
average net assets	0.55	%(3)	0.36%	0.71%	2.32	%(3)
Ratio of net investment income (loss) to
average net assets (before waivers)	0.04	%(3)	(0.19)%	(0.31)%	0.26	%(3)
Portfolio turnover rate(4)	10.7	%(2)	41.9%	36.9%	24.6	%(2)

^	Inception Date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months				May 1, 2012^
	Ended		Year Ended		through
	June 30, 2015		December 31,		December 31,
	(Unaudited)		2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$13.78		$13.98	$10.19	$10.00
Income from investment operations:
Net investment income	0.02		0.02 (1)	0.04 (1)	0.14	(1)
Net realized and unrealized gain on investments	0.30		0.00 (2)	3.99	0.19
Total from investment operations	0.32		0.02	4.03	0.33
Less distributions:
Distributions from net investment income	—		(0.02)	(0.04)	(0.11)
Distributions from net realized gains	—		(0.20)	(0.20)	(0.03)
Total distributions	—		(0.22)	(0.24)	(0.14)
Net asset value, end of period	$14.10		$13.78	$13.98	$10.19
Total return	2.32	%(3)	0.13%	39.58%	3.32	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$2.3		$2.1	$1.1	$0.2
Ratio of net expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25	%(4)
Ratio of net expenses to
average net assets (before waivers)	1.76	%(4)	1.80%	2.27%	3.31	%(4)
Ratio of net investment income to
average net assets	0.30	%(4)	0.11%	0.46%	2.07	%(4)
Ratio of net investment income (loss) to
average net assets (before waivers)	(0.21	)%(4)	(0.44)%	(0.56)%	0.01	%(4)
Portfolio turnover rate(5)	10.7	%(3)	41.9%	36.9%	24.6	%(3)

^	Inception Date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

1.	Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Value Fund (each a “Fund” and collectively the “Funds”), three of the nine series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Value Fund commenced with the sale of both Institutional and Investor Class Shares on May 1, 2012.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 8.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2015, shareholders affiliated with the Advisor held 89% of the Institutional Class shares of the Baird LargeCap Fund, 3% of the Institutional Class shares of the Baird MidCap Fund and 53% of the Institutional Class shares of the Baird SmallCap Value Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including

Notes to the Financial Statements
June 30, 2015 (Unaudited)

2.	Significant Accounting Policies (cont.)

NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities owned by the Funds as of June 30, 2015 are traded directly on the New York Stock Exchange or NASDAQ or through an American Depository Receipt (ADR).

c)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2014, or for any other tax years which are open for exam.  As of June 30, 2015, open tax years include the tax years ended December 31, 2011 through 2014.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

2.	Significant Accounting Policies (cont.)
d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

i)
Recent Accounting Pronouncement – In June 2014, the FASB issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The effective date of this ASU is for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird LargeCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	564,765	$5,037,028	Shares sold	41,632	$367,945
Shares redeemed	(525,908)	(4,672,418)	Shares redeemed	(23,556)	(209,437)
Net increase	38,857	$364,610	Net increase	18,076	$158,508
Shares Outstanding:			Shares Outstanding:
Beginning of period	4,361,175		Beginning of period	136,832
End of period	4,400,032		End of period	154,908

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	1,328,086	$11,158,768	Shares sold	227,284	$1,906,498
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	88,451	801,365	of dividends	2,546	22,914
Shares redeemed	(597,146)	(4,981,546)	Shares redeemed	(112,615)	(941,506)
Net increase	819,391	$6,978,587	Net increase	117,215	$987,906
Shares Outstanding:			Shares Outstanding:
Beginning of year	3,541,784		Beginning of year	19,617
End of year	4,361,175		End of year	136,832

Notes to the Financial Statements
June 30, 2015 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird MidCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	18,827,778	$302,925,740	Shares sold	2,292,937	$35,315,612
Shares redeemed	(6,918,485)	(111,007,838)	Shares redeemed	(2,418,353)	(37,020,156)
Net increase	11,909,293	$191,917,902	Net decrease	(125,416)	$(1,704,544)
Shares Outstanding:			Shares Outstanding:
Beginning of period	58,500,521		Beginning of period	13,729,522
End of period	70,409,814		End of period	13,604,106

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	47,418,737	$720,729,467	Shares sold	16,548,473	$243,199,928
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	515,098	8,107,643	of dividends	133,615	2,020,253
Shares redeemed	(8,506,966)	(130,128,454)	Shares redeemed	(12,855,423)	(187,144,344)
Net increase	39,426,869	$598,708,656	Net increase	3,826,665	$58,075,837
Shares Outstanding:			Shares Outstanding:
Beginning of year	19,073,652		Beginning of year	9,902,857
End of year	58,500,521		End of year	13,729,522

Notes to the Financial Statements
June 30, 2015 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird SmallCap Value Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2015			June 30, 2015
	Shares	Amount		Shares	Amount
Shares sold	191,372	$2,623,956	Shares sold	23,554	$323,889
Shares redeemed	(163,599)	(2,236,923)	Shares redeemed	(13,761)	(187,776)
Net increase	27,773	$387,033	Net increase	9,793	$136,113
Shares Outstanding:			Shares Outstanding:
Beginning of period	1,697,207		Beginning of period	152,417
End of period	1,724,980		End of period	162,210

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2014			December 31, 2014
	Shares	Amount		Shares	Amount
Shares sold	575,554	$7,984,672	Shares sold	89,753	$1,233,365
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	27,353	381,575	of dividends	1,270	17,678
Shares redeemed	(264,424)	(3,666,171)	Shares redeemed	(15,479)	(215,451)
Net increase	338,483	$4,700,076	Net increase	75,544	$1,035,592
Shares Outstanding:			Shares Outstanding:
Beginning of year	1,358,724		Beginning of year	76,873
End of year	1,697,207		End of year	152,417

4.	Investment Transactions and Income Tax Information

During the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap Fund	MidCap Fund	SmallCap Value Fund
Purchases:	$17,418,921	$484,298,996	$3,033,029
Sales:	$15,407,108	$302,069,148	$2,627,815

The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2015.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

At December 31, 2014, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
Cost of Investments	$36,021,682	$986,120,823	$21,558,762
Gross unrealized appreciation	4,847,959	174,862,351	5,066,368
Gross unrealized depreciation	(730,091)	(47,140,198)	(1,170,859)
Net unrealized appreciation	$4,117,868	$127,722,153	$3,895,509
Undistributed ordinary income	404,074	—	—
Undistributed long-term capital gain	—	1,763,226	—
Total distributable earnings	$404,074	$1,763,226	$—
Other accumulated losses	—	—	(95,318)
Total accumulated earnings	$4,521,942	$129,485,379	$3,800,191

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended, December 31, 2014, Baird SmallCap Value Fund elected to defer capital losses occurring between November 1, 2014 and December 31, 2014 in the amount of $95,318.

To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers. During the year ended December 31, 2014, the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund did not use any capital loss carryovers.

During the six months ended June 30, 2015, the Funds did not pay any dividends.

During the year ended December 31, 2014, the Funds paid the following dividends:

	Ordinary Income Dividends	Long-Term Capital Gain
Baird LargeCap Fund	$780,172	$44,108
Baird MidCap Fund	990,315	10,400,377
Baird SmallCap Value Fund	107,742	342,442

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2014.  To the extent necessary to fully distribute such capital gains, the Baird MidCap Fund and Baird SmallCap Value Fund also designated earnings and profits distributed to shareholders on the redemption of shares.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

5.	Investment Advisory and Other Agreements

The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Value Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

Baird has entered into a Sub-Advisory Agreement with Baird Kailash Group, LLC (“BKG”), pursuant to which BKG acts as subadvisor to the Baird LargeCap Fund (the “Sub-Advisory Agreement”).  Baird is responsible for paying BKG a subadvisory fee, which is calculated daily and paid monthly at the annual rate of 0.45% of the average daily net assets of the Baird LargeCap Fund, out of the advisory fee that the Baird LargeCap Fund pays to Baird.  BKG is an affiliate of Baird and certain officers of BKG are also officers of the Funds.

For the six months ended June 30, 2015 and through April 30, 2016, the Advisor has contractually agreed to waive its  investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following  percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird SmallCap Value Fund	1.00%	1.25%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
	2015	2014	2013	2012
Reimbursed/Absorbed Expenses Subject
to Recovery by Advisor Until:	2018	2017	2016	2015
Baird LargeCap Fund	$73,694	$141,765	$136,777	$141,680
Baird MidCap Fund	$21,156	$143,779	$ 73,919	$153,676
Baird SmallCap Value Fund	$65,036	$132,231	$133,527	$ 91,176(1)

(1)	Amount shown reflects expense reimbursements made by the Advisor from May 1, 2012 (inception date) through December 31, 2012.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.  As of June 30, 2015, U.S. Bank was considered an “affiliated person” of the Funds for purposes of the 1940 Act, as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of the Baird Aggregate Bond Fund, a separate series of the Company.  As a result, USBFS was an affiliated person of an affiliated person (or a “second tier” affiliate) of the Funds.  Effective August 4, 2015, U.S. Bank is no longer considered an “affiliated person” of the Funds for purposes of the 1940 Act, as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively representing less than 5% of the shares of the Baird Aggregate Bond Fund.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund for the six months ended June 30, 2015.

6.	Securities Lending

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in  a securities lending program administered by U.S. Bank N.A., the Funds’ custodian and an affiliated person of the Funds (for the period June 20, 2014 through August 3, 2015), and an affiliate of USBFS, the Funds’ transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2015, none of the Funds had securities on loan.  When a Fund engages in securities lending, loaned securities are collateralized by cash equivalents. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The Funds receive cash as collateral in return for securities lent as part of a securities lending program. The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act).

The interest income earned by the Funds, if any, on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations. The Funds did not participate in the securities lending program during the six months ended June 30, 2015.

7.	Line of Credit

The Corporation maintains an uncommitted, senior secured and unsecured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  The unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.25% for the first six months of 2015). For the six months ended June 30, 2015, the Funds did not borrow on the LOC.

8.	Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund incurred $1,660, $258,911 and $2,706, respectively, in fees pursuant to the Plan during the six months ended June 30, 2015.

Notes to the Financial Statements
June 30, 2015 (Unaudited)

9.	Subsequent Event

In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2015 through the date the financial statements were issued.  There were no subsequent events since June 30, 2015 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Security
U.S. Treasury Bond,
2.375%, 03/31/2016 @	$27,750,000	$28,192,280
		28,192,280	18.3%
Corporate Bonds
Finance
ABN AMRO Bank NV,
1.079%, 10/28/2016 (Acquired 01/03/2014 through 10/03/2014, Cost $325,813) * f	325,000	326,440
Ally Financial, Inc.,
3.125%, 01/15/2016	500,000	501,875
American Express Co.,
0.874%, 05/22/2018	1,500,000	1,495,308
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	325,000	330,799
Aon Corp.,
3.125%, 05/27/2016 f	850,000	866,965
Australia and New Zealand Banking Group Ltd.,
0.716%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) * f	1,000,000	1,001,747
Banco Santander-Chile,
1.176%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) * f	200,000	199,472
BB&T Corp.:
5.200%, 12/23/2015	41,000	41,829
0.938%, 02/01/2019	880,000	879,349
BNP Paribas,
0.736%, 05/07/2017 f	1,000,000	1,000,653
BPCE,
1.129%, 02/10/2017 f	500,000	502,755
Caisse Centrale Desjardins,
0.944%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) * f	1,000,000	1,004,177
Capital One Financial Corp.,
3.150%, 07/15/2016	1,015,000	1,034,094
Capital One NA,
0.959%, 02/05/2018	500,000	500,113
Citigroup, Inc.,
0.551%, 06/09/2016	950,000	945,678
CNA Financial Corp.,
6.500%, 08/15/2016	1,300,000	1,375,033
Commonwealth Bank of Australia,
0.874%, 10/08/2015 (Acquired 01/03/2014, Cost $199,800) * f	200,000	199,986
Countrywide Financial Corp.,
6.250%, 05/15/2016	400,000	415,706
Credit Agricole SA:
1.132%, 10/03/2016 (Acquired 01/03/2014, Cost $250,280) * f	250,000	251,243
1.252%, 06/10/2020 (Acquired 06/03/2015, Cost $1,000,000) * f	1,000,000	998,620
Credit Suisse:
0.772%, 05/26/2017 f	500,000	498,550
0.959%, 04/27/2018 f	1,000,000	999,997
Deutsche Bank AG,
0.957%, 02/13/2018 f	1,000,000	996,108
Deutsche Bank Aktiengesellschaft,
0.887%, 02/13/2017 f	150,000	149,776
Dresdner Bank AG,
7.250%, 09/15/2015 f	857,000	865,947
Fifth Third Bancorp:
1.150%, 11/18/2016	540,000	538,797
0.701%, 12/20/2016	1,000,000	994,807
First Horizon National Corp.,
5.375%, 12/15/2015	550,000	558,432
First Tennessee Bank National Association,
5.650%, 04/01/2016	1,000,000	1,031,325
General Electric Capital Corp.,
0.787%, 01/14/2019	2,000,000	2,000,670
HSBC Finance Corp.,
5.500%, 01/19/2016	300,000	307,278
HSBC USA, Inc.,
0.887%, 11/13/2019	250,000	249,026
ING Bank NV,
4.000%, 03/15/2016 (Acquired 11/04/2014, Cost $510,586) * f	500,000	510,690
J.P. Morgan Chase & Co.:
Series 1, 0.909%, 01/28/2019	250,000	249,554
1.232%, 01/23/2020	1,000,000	1,009,089
KeyBank National Association,
4.950%, 09/15/2015	1,000,000	1,006,482
Kookmin Bank,
1.152%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f	250,000	251,257
Lloyds Bank PLC,
0.825%, 05/14/2018 f	1,500,000	1,502,099
Macquarie Bank Ltd.,
1.045%, 03/24/2017 (Acquired 03/18/2014, Cost $200,000) * f	200,000	200,969
Mizuho Bank Ltd.:
0.706%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) * f	200,000	199,677
0.731%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,361) * f	800,000	798,492
0.921%, 03/26/2018 (Acquired 03/19/2015, Cost $250,000) * f	250,000	250,532
Morgan Stanley:
1.022%, 01/05/2018	500,000	500,449
1.128%, 01/24/2019	250,000	249,906
1.417%, 01/27/2020	500,000	506,881
National Australia Bank Ltd.,
0.774%, 10/08/2015 (Acquired 01/03/2014, Cost $199,860) * f	200,000	199,991
Nomura Holdings, Inc.:
1.736%, 09/13/2016 f	700,000	705,138
2.000%, 09/13/2016 f	700,000	705,100
PNC Funding Corp.,
5.250%, 11/15/2015	730,000	741,927
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 01/20/2015, Cost $632,923) *	630,000	633,296
Raymond James Financial, Inc.,
4.250%, 04/15/2016	400,000	409,997
Royal Bank of Canada,
0.536%, 10/13/2017 f	1,000,000	999,982
Royal Bank of Scotland Group PLC,
2.550%, 09/18/2015 f	1,300,000	1,303,635
Santander Bank NA,
1.206%, 01/12/2018	1,400,000	1,398,599
Santander Financial Issuances Ltd.,
7.250%, 11/01/2015 f	100,000	101,658
Societe Generale,
1.364%, 10/01/2018 f	1,500,000	1,523,004
Standard Chartered PLC,
0.914%, 04/17/2018 (Acquired 04/13/2015, Cost $1,200,000) * f	1,200,000	1,199,339
Sumitomo Mitsui Banking Corp.,
0.900%, 01/18/2016 f	400,000	400,291
SunTrust Banks, Inc.,
3.600%, 04/15/2016	400,000	407,577
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 04/23/2014 through 11/24/2014, Cost $578,581) *	560,000	576,670
Synchrony Financial,
1.509%, 02/03/2020	1,000,000	1,004,403
The Bank of New York Mellon Corp.,
0.838%, 08/01/2018	1,000,000	1,003,614
The Bank Of Nova Scotia,
0.756%, 06/11/2018 f	1,500,000	1,498,684
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.589%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) * f	1,000,000	996,878
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	294,000	298,204
The Goldman Sachs Group, Inc.:
5.350%, 01/15/2016	555,000	568,237
1.374%, 11/15/2018	500,000	504,429
The Huntington National Bank,
1.350%, 08/02/2016	850,000	850,586
The Toronto-Dominion Bank,
0.839%, 11/05/2019 f	1,200,000	1,207,116
UBS AG,
0.981%, 03/26/2018 f	1,000,000	999,701
Wells Fargo & Co.,
Class N, 0.958%, 01/30/2020	1,000,000	995,068
Wells Fargo Bank, National Association,
0.486%, 05/16/2016	250,000	249,321
Westpac Banking Corp.,
0.712%, 05/25/2018 f	1,500,000	1,499,993
Willis North America, Inc.,
5.625%, 07/15/2015	237,000	237,283
		53,518,353	34.7%

Utility
Orange and Rockland Utilities, Inc.,
2.500%, 08/15/2015 (Acquired 03/19/2014, Cost $100,142) *	100,000	100,205
PPL Energy Supply LLC,
Series A, 5.700%, 10/15/2015	1,000,000	1,000,000
TECO Finance, Inc.,
4.000%, 03/15/2016	100,000	102,129
Tri-State Pass Through Trust,
Series 2003, 6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $131,682) *	126,715	131,799
W3A Funding Corp.,
8.090%, 01/02/2017	31,545	31,544
		1,365,677	0.9%
Industrials
Actavis Funding SCS,
1.543%, 03/12/2020 f	1,500,000	1,516,622
Alibaba Group Holding Limited,
0.806%, 11/28/2017 (Acquired 11/20/2014, Cost $500,000) * f	500,000	497,352
Amgen, Inc.,
0.664%, 05/22/2017	250,000	249,888
Anglo American Capital PLC,
1.225%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $801,475) * f	800,000	798,120
AT&T, Inc.,
1.212%, 06/30/2020	1,000,000	1,003,874
Baxalta, Inc.,
1.061%, 06/22/2018 (Acquired 06/18/2015, Cost $1,500,000) *	1,500,000	1,499,550
Becton, Dickinson and Co.,
0.736%, 06/15/2016	1,000,000	1,000,462
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	405,000	405,365
4.100%, 03/15/2016	1,000,000	1,019,540
Canadian Natural Resources Ltd.,
0.657%, 03/30/2016 f	1,115,000	1,112,983
Chesapeake Energy Corp.,
3.525%, 04/15/2019	500,000	457,500
Chevron Phillips Chemical Co. LLC,
1.030%, 05/01/2020 (Acquired 05/07/2015, Cost $1,500,000) *	1,500,000	1,502,802
Computer Sciences Corp.,
2.500%, 09/15/2015	390,000	391,162
ConAgra Foods, Inc.:
1.300%, 01/25/2016	600,000	600,084
0.646%, 07/21/2016	875,000	872,507
D.R. Horton, Inc.,
6.500%, 04/15/2016	390,000	402,675
Daimler Finance North America LLC,
0.618%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) *	500,000	499,361
Deutsche Telekom International Finance BV,
3.125%, 04/11/2016 (Acquired 09/17/2014, Cost $508,678) * f	500,000	508,504
Enbridge, Inc.:
0.934%, 10/01/2016 f	750,000	748,796
0.734%, 06/02/2017 f	450,000	444,613
Enterprise Products Operating LLC,
3.200%, 02/01/2016	1,000,000	1,012,186
Express Scripts Holding Co.,
3.125%, 05/15/2016	1,000,000	1,016,428
Fiserv, Inc.,
3.125%, 10/01/2015	364,000	365,936
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	200,000	201,616
4.207%, 04/15/2016	750,000	767,052
Glencore Canada Corp.,
6.000%, 10/15/2015 f	200,000	202,606
Glencore Funding LLC,
1.336%, 04/16/2018 (Acquired 04/08/2015, Cost $1,000,000) *	1,000,000	999,452
Hanson Ltd.,
6.125%, 08/15/2016 f	800,000	833,200
Hewlett-Packard Co.,
1.217%, 01/14/2019	461,000	454,522
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/28/2015, Cost $413,402) * f	400,000	412,660
1.086%, 03/18/2017 (Acquired 01/13/2015, Cost $200,190) * f	200,000	200,520
Kinder Morgan Finance Co. LLC,
5.700%, 01/05/2016	650,000	664,385
Laboratory Corporation of America Holdings,
5.625%, 12/15/2015	1,000,000	1,020,138
Lafarge SA,
6.500%, 07/15/2016 f	100,000	104,750
Marathon Petroleum Corp.,
3.500%, 03/01/2016	1,000,000	1,016,885
Masco Corp.,
6.125%, 10/03/2016	550,000	578,875
McKesson Corp.,
0.682%, 09/10/2015	400,000	399,968
Medtronic, Inc.,
1.086%, 03/15/2020 (Acquired 12/01/2014, Cost $750,000) *	750,000	757,522
Mondelez International, Inc.,
0.798%, 02/01/2019	500,000	494,380
Noble Holding International Ltd.,
3.450%, 08/01/2015 f	500,000	500,509
ONEOK Partners LP,
3.250%, 02/01/2016	1,000,000	1,009,437
PCCW-HKT Capital No. 3 Ltd.,
5.250%, 07/20/2015 (Acquired 02/04/2015, Cost $751,660) * f	750,000	751,279
Plum Creek Timberlands LP,
5.875%, 11/15/2015	1,200,000	1,220,480
Qualcomm, Inc.,
0.826%, 05/20/2020	1,500,000	1,503,561
Telefonica Emisiones SAU,
0.931%, 06/23/2017 f	1,000,000	997,348
Total Capital International,
0.636%, 06/19/2019 f	250,000	248,996
Toyota Motor Credit Corp.,
0.596%, 01/12/2018	900,000	900,218
TransCanada PipeLines Ltd.,
1.066%, 01/12/2018 f	1,000,000	1,002,233
TSMC Global Ltd.,
0.950%, 04/03/2016 (Acquired 04/29/2015, Cost $999,479) * f	1,000,000	997,295
Verizon Communications, Inc.,
2.036%, 09/14/2018	1,563,000	1,616,994
Vodafone Group PLC,
0.662%, 02/19/2016 f	926,000	925,521
Volkswagen Group of America Finance LLC:
0.652%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) *	250,000	249,978
0.716%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) *	500,000	500,792
Weatherford International Ltd.,
5.500%, 02/15/2016 f	400,000	408,559
Xerox Corp.:
6.400%, 03/15/2016	843,000	874,373
7.200%, 04/01/2016	261,000	272,902
		41,015,316	26.6%
Total Corporate Bonds		95,899,346	62.2%

Other Government Related Securities
CNOOC Finance 2013 Ltd.,
1.125%, 05/09/2016 f	1,000,000	999,165
CNPC General Capital Ltd.,
1.175%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) * f	250,000	249,614
Corp Andina de Fomento,
3.750%, 01/15/2016 f	375,000	378,781
Eksportfinans ASA,
2.000%, 09/15/2015 f	540,000	540,270
Electricite de France SA,
0.735%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f	250,000	250,248
Export-Import Bank of Korea,
1.027%, 01/14/2017 f	250,000	251,023
Petrobras Global Finance BV,
2.643%, 03/17/2017 f	250,000	245,550
Portigon AG,
4.796%, 07/15/2015 f	411,000	411,013
		3,325,664	2.1%
Taxable Municipal Bonds
City of Erie PA,
6.700%, 11/15/2016	630,000	682,605
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.000%, 06/01/2016	300,000	299,403
Cook County School District No 144 Prairie Hills:
1.000%, 12/01/2015	150,000	149,902
1.500%, 12/01/2016	250,000	249,440
Madison County Community Unit School District No 12 Madison,
1.950%, 01/01/2017	200,000	199,718
Plano Special Service Areas No 1 & 2,
2.000%, 03/01/2016	150,000	151,563
State of Illinois,
4.961%, 03/01/2016	350,000	358,232
University of Illinois,
1.308%, 02/15/2016	700,000	700,021
		2,790,884	1.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC),
5.000%, 12/01/2017	100,633	105,071
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	97,969	102,556
5.000%, 11/01/2017	80,470	84,237
5.500%, 11/01/2017	162,037	168,361
5.000%, 12/01/2017	70,380	73,675
		533,900	0.3%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	63,879	65,214
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	54,633	56,159
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	92,607	93,463
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	35,146	35,367
		250,203	0.2%

Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.420%, 09/25/2035	104,900	104,655
Series 2005-4, Class A2D, 0.507%, 12/25/2035	724,483	688,770
Series 2006-2, Class A3, 0.337%, 09/25/2036	1,174,520	1,159,079
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1A, 0.387%, 02/25/2036	264,417	262,017
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE6, Class A1, 0.737%, 09/25/2034	390,780	390,757
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030	743,329	801,982
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	65,816	65,798
Series 2005-13, Class 3AV3, 0.435%, 04/25/2036	188,180	186,980
Series 2007-2, Class 2A2, 0.287%, 08/25/2037	9,165	9,139
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015, Cost $1,499,946) *	1,500,000	1,500,982
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.827%, 09/25/2034	136,392	136,127
First National Master Note Trust,
Series 2013-2, Class A, 0.716%, 10/15/2019	1,000,000	1,001,583
Ford Credit Floorplan Master Owner Trust,
Series 2013-1, Class A2, 0.566%, 01/15/2018	400,000	400,187
Golden Credit Card Trust,
Series 2013-1A, Class A, 0.436%, 02/15/2018 (Acquired 04/24/2015 through 05/05/2015, Cost $1,719,057) * f	1,720,000	1,719,219
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.397%, 01/25/2036	349,152	343,040
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 0.357%, 05/25/2037	587,144	569,597
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Class A3, 1.420%, 09/17/2018 (Acquired 03/04/2015, Cost $1,199,756) *	1,200,000	1,204,110
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV4, 0.315%, 11/25/2036	135,695	135,301
Series 2007-CH3, Class A3, 0.337%, 03/25/2037	157,456	155,524
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $749,862) *	750,000	749,476
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.387%, 01/25/2036	42,831	41,265
Louisiana Local Government Environmental Facilities & Community Development Auth.,
1.520%, 02/01/2018	139,117	139,384
Master Credit Card Trust II,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/08/2014, Cost $1,000,399) * f	1,000,000	1,000,336
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.357%, 02/25/2036	35,677	35,570
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.317%, 06/25/2037	57,426	55,384
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.467%, 10/25/2035	836,728	833,794
Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW2, Class A2D, 0.557%, 07/25/2035	377,048	375,882
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	71,259	71,467
Series 2006-NC1, Class A2, 0.377%, 01/25/2036	924,933	920,456
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	44,173	44,130
Series 2006-KS1, Class A4, 0.487%, 02/25/2036	419,520	414,743
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.387%, 12/25/2036	521,941	518,139
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 05/13/2015, Cost $1,069,339) *	1,065,000	1,066,331
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 08/20/2014 through 10/22/2014, Cost $396,886) *	393,024	393,997
Synchrony Credit Card Master Note Trust,
Series 2012-3, Class A, 0.636%, 03/15/2020	750,000	750,709
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015, Cost $774,955) *	775,000	775,260
		19,021,170	12.3%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	71,475	71,418
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	105,459	105,399
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	14,808	14,799
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.448%, 12/15/2044	596,615	597,357
		788,973	0.5%
Total Long-Term Investments (Cost $150,903,491)		150,802,420	97.7%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Dreyfus Cash Advantage Fund, 0.08% «	1,845,667	1,845,667
Total Short-Term Investment (Cost $1,845,667)		1,845,667	1.2%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	26,093,750	26,093,750
Total Investment Companies (Cost $26,093,750)		26,093,750	16.9%

Total Investments (Cost $178,842,908)		178,741,837	115.8%
Liabilities in Excess of Other Assets		(24,342,929)	(15.8)%
TOTAL NET ASSETS		$ 154,398,908	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2015, the value of these securities total $29,116,240, which represents 18.86% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2015.
f	Foreign Security
«	7-Day Yield

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Security
U.S. Treasury Bond,
1.250%, 04/30/2019 @	$ 292,000,000	$ 291,338,328
		291,338,328	10.1%
Corporate Bonds
Finance
ABN AMRO Bank NV:
1.079%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,056,283) * f	11,050,000	11,098,951
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/21/2014, Cost $3,810,333) * f	3,675,000	3,840,059
2.500%, 10/30/2018 (Acquired 03/04/2014 through 04/29/2015, Cost $1,159,748) * f	1,150,000	1,168,191
American Express Bank, FSB,
0.489%, 06/12/2017	750,000	745,380
American Express Co.:
5.500%, 09/12/2016	1,213,000	1,276,147
7.000%, 03/19/2018	2,661,000	3,017,848
0.874%, 05/22/2018	1,155,000	1,151,387
American Express Credit Corp.:
0.789%, 07/29/2016	5,000,000	5,007,390
0.764%, 08/15/2019	2,000,000	1,975,744
American International Group, Inc.:
2.375%, 08/24/2015	1,100,000	1,102,135
5.600%, 10/18/2016	5,120,000	5,402,117
ANZ New Zealand (Int'l) Ltd.:
1.125%, 03/24/2016 (Acquired 03/20/2013 through 01/16/2014, Cost $5,322,582) * f	5,324,000	5,340,547
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * @ f	3,350,000	3,377,765
Aon Corp.,
3.125%, 05/27/2016 f	1,582,000	1,613,575
Associates Corp. of North America,
6.950%, 11/01/2018	817,000	939,945
Australia and New Zealand Banking Group Ltd.:
0.651%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f	750,000	750,901
1.875%, 10/06/2017 f	750,000	758,539
2.250%, 06/13/2019 f	1,000,000	1,004,285
Banco Santander-Chile:
3.750%, 09/22/2015 (Acquired 11/21/2013 through 03/25/2015, Cost $1,834,248) * f	1,825,000	1,831,890
1.176%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,795,246
Bank of America Corp.:
10.200%, 07/15/2015	4,045,000	4,054,372
5.750%, 12/01/2017	5,000,000	5,446,895
Bank of Montreal,
0.874%, 04/09/2018 f	1,325,000	1,332,256
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	5,630,000	5,892,319
0.856%, 02/17/2017 f	4,000,000	3,986,284
Barclays PLC,
2.000%, 03/16/2018 f	4,000,000	3,991,228
BB&T Corporation,
1.146%, 06/15/2018	4,150,000	4,176,431
BBVA U.S. Senior, S.A. Unipersonal,
4.664%, 10/09/2015 f	10,000,000	10,095,800
BNP Paribas:
0.878%, 12/12/2016 f	4,540,000	4,548,817
2.375%, 09/14/2017 f	3,000,000	3,044,934
BNP Paribas SA,
2.375%, 05/21/2020 f	3,225,000	3,192,421
BNZ International Funding Limited,
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,704,647) * f	1,700,000	1,707,589
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,239,168) * f	7,250,000	7,259,831
BPCE:
1.129%, 02/10/2017 f	9,650,000	9,703,181
2.500%, 12/10/2018 f	3,525,000	3,576,529
Branch Banking and Trust Co.,
0.582%, 05/23/2017	9,620,000	9,574,642
Caisse Centrale Desjardins:
0.944%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) * f	10,000,000	10,041,770
1.750%, 01/29/2018 (Acquired 04/06/2015, Cost $4,020,117) * f	4,000,000	3,995,400
Canadian Imperial Bank of Commerce,
1.350%, 07/18/2016 @ f	5,000,000	5,029,065
Capital One Bank, (USA), National Association,
2.250%, 02/13/2019	1,500,000	1,491,409
Capital One Financial Corp.:
6.150%, 09/01/2016	1,403,000	1,480,847
5.250%, 02/21/2017	1,100,000	1,167,408
Capital One NA:
1.500%, 09/05/2017	5,000,000	4,978,810
0.959%, 02/05/2018	2,000,000	2,000,452
2.400%, 09/05/2019 @	5,300,000	5,252,825
CIGNA Corp.,
5.375%, 03/15/2017	2,300,000	2,457,311
Citigroup, Inc.:
0.954%, 11/15/2016	2,000,000	2,003,230
1.550%, 08/14/2017 @	2,400,000	2,395,795
1.850%, 11/24/2017 @	5,000,000	5,012,200
1.700%, 04/27/2018	2,000,000	1,987,144
6.125%, 05/15/2018	3,920,000	4,374,367
Citizens Bank, National Association,
1.600%, 12/04/2017	13,900,000	13,877,121
CNA Financial Corp.:
6.500%, 08/15/2016	4,995,000	5,283,301
7.350%, 11/15/2019	10,200,000	12,056,533
Comerica Bank:
5.750%, 11/21/2016	1,425,000	1,519,205
5.200%, 08/22/2017	5,325,000	5,679,741
2.500%, 06/02/2020	7,000,000	7,004,214
Commonwealth Bank of Australia,
0.874%, 10/08/2015 (Acquired 12/05/2013, Cost $1,198,800) * f	1,200,000	1,199,916
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,492,394
2.750%, 09/29/2019	3,400,000	3,391,599
Countrywide Financial Corp.,
6.250%, 05/15/2016	4,250,000	4,416,876
Credit Agricole SA,
1.132%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	10,049,730
Credit Suisse:
0.772%, 05/26/2017 f	2,000,000	1,994,202
6.000%, 02/15/2018 f	8,440,000	9,262,892
1.700%, 04/27/2018 f	2,500,000	2,482,577
Deutsche Bank Aktiengesellschaft:
0.887%, 02/13/2017 f	3,850,000	3,844,240
Series 3FXD, 1.400%, 02/13/2017 f	3,000,000	2,991,015
0.754%, 05/30/2017 f	2,640,000	2,623,833
6.000%, 09/01/2017 f	3,467,000	3,772,280
Discover Bank,
8.700%, 11/18/2019	5,395,000	6,562,057
Dresdner Bank AG,
7.250%, 09/15/2015 f	12,322,000	12,450,642
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,324,235
0.701%, 12/20/2016	6,135,000	6,103,141
5.450%, 01/15/2017	619,000	656,180
First Horizon National Corp.,
5.375%, 12/15/2015	3,079,000	3,126,204
First Tennessee Bank National Association:
5.650%, 04/01/2016	7,219,000	7,445,135
2.950%, 12/01/2019	2,000,000	1,999,006
General Electric Capital Corp.:
5.625%, 09/15/2017	9,080,000	9,887,503
5.625%, 05/01/2018	175,000	193,694
0.787%, 01/14/2019	1,750,000	1,750,586
Genworth Holdings, Inc.,
8.625%, 12/15/2016	1,000,000	1,075,000
Hana Bank,
1.404%, 11/09/2016 (Acquired 11/05/2013, Cost $7,003,496) * f	7,000,000	7,028,301
HSBC Bank USA, National Association,
6.000%, 08/09/2017	925,000	1,005,888
HSBC Finance Corp.:
5.500%, 01/19/2016	556,000	569,488
6.676%, 01/15/2021	221,000	255,676
HSBC USA, Inc.:
1.162%, 09/24/2018 @	1,000,000	1,004,044
0.887%, 11/13/2019	9,750,000	9,712,004
Huntington Bancshares Inc.,
2.600%, 08/02/2018	3,250,000	3,290,843
Huntington National Bank,
2.000%, 06/30/2018	5,500,000	5,505,395
ING Bank NV:
4.000%, 03/15/2016 (Acquired 03/08/2012 through 07/15/2013, Cost $5,859,615) * f	5,783,000	5,906,640
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,296,863) * f	3,200,000	3,324,909
J.P. Morgan Chase & Co.:
0.827%, 04/25/2018	3,500,000	3,501,831
Series 1, 0.909%, 01/28/2019 @	750,000	748,663
2.250%, 01/23/2020 @	8,100,000	7,959,740
Kemper Corp.,
6.000%, 05/15/2017	4,565,000	4,867,577
KeyBank National Association:
4.950%, 09/15/2015	920,000	925,963
2.500%, 12/15/2019	5,325,000	5,348,020
Kookmin Bank:
1.152%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,751,954) * f	4,750,000	4,773,878
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	5,991,720
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 10/20/2014, Cost $14,714,441) * f	14,785,000	14,806,734
Lloyds Bank PLC:
4.875%, 01/21/2016 f	1,775,000	1,813,952
1.750%, 05/14/2018 f	5,825,000	5,819,152
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	2,488,000	2,610,770
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013 through 04/29/2015, Cost $10,161,486) * f	10,150,000	10,251,703
0.907%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) * f	5,000,000	5,008,990
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,921,367) * f	2,750,000	2,906,172
Manufacturers And Traders Trust Co.:
0.579%, 03/07/2016	8,150,000	8,149,813
0.577%, 07/25/2017	1,000,000	993,847
6.625%, 12/04/2017	1,000,000	1,117,682
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	1,297,000	1,318,175
Metropolitan Life Global Funding I,
0.651%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) *	8,500,000	8,526,851
Mizuho Bank Ltd.,
0.706%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) * f	2,800,000	2,795,481
Mizuho Bank, Ltd.,
2.550%, 03/17/2017 (Acquired 05/30/2013 through 05/30/2013, Cost $6,991,681) * f	6,900,000	7,020,336
Morgan Stanley:
1.750%, 02/25/2016	2,000,000	2,008,140
5.450%, 01/09/2017	2,950,000	3,126,115
1.022%, 01/05/2018	1,500,000	1,501,347
6.625%, 04/01/2018	2,000,000	2,244,112
1.128%, 01/24/2019	4,750,000	4,748,223
1.417%, 01/27/2020	4,000,000	4,055,044
MUFG Union Bank, National Association:
3.000%, 06/06/2016	6,300,000	6,410,823
2.125%, 06/16/2017	3,500,000	3,550,201
National Australia Bank Ltd.,
0.774%, 10/08/2015 (Acquired 03/26/2013 through 08/26/2014, Cost $1,198,889) * f	1,200,000	1,199,946
National City Bank,
5.800%, 06/07/2017	2,525,000	2,719,440
Nomura Holdings, Inc.,
2.000%, 09/13/2016 f	10,205,000	10,279,354
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,243,215) * f	5,140,000	5,305,189
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	3,998,620
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015 through 06/16/2015, Cost $8,573,464) *	7,248,120	7,981,789
Paine Webber Group, Inc.,
7.990%, 06/09/2017	300,000	315,448
Principal Financial Group, Inc.:
1.850%, 11/15/2017 @	3,500,000	3,525,060
8.875%, 05/15/2019	7,435,000	9,152,864
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 10/16/2012 through 04/29/2015, Cost $2,406,389) *	2,397,500	2,410,041
Prudential Financial, Inc.,
6.100%, 06/15/2017	4,720,000	5,128,813
Rabobank Nederland,
3.375%, 01/19/2017 f	1,092,000	1,127,960
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,600,000	5,739,961
Regions Bank,
7.500%, 05/15/2018	4,670,000	5,360,357
Reliance Standard Life Global Funding II,
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	5,966,448
Royal Bank of Canada,
1.400%, 10/13/2017 f	8,450,000	8,472,621
Royal Bank of Scotland Group PLC,
2.550%, 09/18/2015 f	4,430,000	4,442,386
Santander Bank NA,
8.750%, 05/30/2018	2,238,000	2,608,646
Santander Holdings USA, Inc.,
3.000%, 09/24/2015	2,975,000	2,983,211
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $4,692,762) * f	4,700,000	4,660,962
Societe Generale:
3.100%, 09/14/2015 (Acquired 02/06/2013 through 06/19/2013, Cost $3,486,593) * f	3,475,000	3,489,247
5.750%, 04/20/2016 (Acquired 07/08/2014, Cost $1,955,255) * f	1,890,000	1,949,318
1.364%, 10/01/2018 f	6,000,000	6,092,016
2.625%, 10/01/2018 f	1,000,000	1,021,229
Standard Chartered PLC:
0.619%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) * f	10,000,000	9,923,620
0.914%, 04/17/2018 (Acquired 04/13/2015, Cost $2,000,000) * f	2,000,000	1,998,898
2.400%, 09/08/2019 (Acquired 09/03/2014 through 04/29/2015, Cost $2,223,584) * @ f	2,225,000	2,222,486
Sumitomo Mitsui Banking Corp.:
1.450%, 07/19/2016 @ f	4,000,000	4,014,816
0.701%, 01/10/2017 f	2,075,000	2,074,983
2.450%, 01/16/2020 f	4,500,000	4,510,229
SunTrust Bank:
0.572%, 08/24/2015	1,000,000	999,845
5.000%, 09/01/2015	2,396,000	2,411,641
7.250%, 03/15/2018	154,000	175,147
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	851,482
SUSA Partnership LP,
8.200%, 06/01/2017	714,000	797,789
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	175,000	179,124
2.875%, 04/04/2017 f	275,000	283,113
1.625%, 03/21/2018 f	1,100,000	1,101,999
0.773%, 06/17/2019 f	2,000,000	1,999,004
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 11/24/2014, Cost $2,718,531) *	2,630,000	2,708,287
Synchrony Financial,
3.000%, 08/15/2019 @	13,350,000	13,445,025
The Bank of New York Mellon Corp.,
0.838%, 08/01/2018	1,000,000	1,003,614
The Bank Of Nova Scotia,
0.756%, 06/11/2018 f	3,500,000	3,496,930
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.655%, 07/15/2016 f	5,000,000	4,998,860
0.692%, 03/10/2017 (Acquired 11/24/2014, Cost $3,296,337) * f	3,300,000	3,297,525
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	8,474,512
7.250%, 02/01/2018	450,000	509,772
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	4,583,000	5,017,267
1.382%, 12/10/2017	1,000,000	996,339
5.950%, 01/18/2018	1,045,000	1,148,752
6.150%, 04/01/2018	4,775,000	5,309,227
2.900%, 07/19/2018	1,000,000	1,023,528
7.500%, 02/15/2019	3,000,000	3,523,827
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	3,150,000	3,312,924
5.375%, 03/15/2017	3,145,000	3,342,034
6.300%, 03/15/2018	1,825,000	2,029,789
6.000%, 01/15/2019	455,000	508,422
The Huntington National Bank,
1.350%, 08/02/2016	5,000,000	5,003,445
UBS AG:
5.875%, 12/20/2017 f	1,000,000	1,100,118
1.800%, 03/26/2018 f	8,825,000	8,811,869
5.750%, 04/25/2018 f	3,351,000	3,712,472
Voya Financial, Inc.,
2.900%, 02/15/2018	14,708,000	15,093,291
Wells Fargo Bank, National Association:
0.486%, 05/16/2016	7,000,000	6,980,995
6.000%, 11/15/2017	610,000	671,940
Westpac Banking Corp.:
2.000%, 08/14/2017 f	2,000,000	2,027,766
0.653%, 12/01/2017 f	10,000,000	9,996,750
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	6,657,953
		779,147,234	26.9%

Utility
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	245,000	264,600
Commonwealth Edison Co.:
Series 104, 5.950%, 08/15/2016	550,000	580,065
6.150%, 09/15/2017	100,000	110,182
Dominion Resources, Inc.:
6.400%, 06/15/2018	3,550,000	4,003,154
2.500%, 12/01/2019	9,500,000	9,528,395
Entergy Corporation,
4.700%, 01/15/2017	8,750,000	9,106,107
Exelon Corp.:
1.550%, 06/09/2017	2,000,000	2,002,842
2.850%, 06/15/2020	2,275,000	2,288,202
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	675,000	859,004
NextEra Energy Capital Holdings, Inc.,
1.339%, 09/01/2015	5,100,000	5,104,753
Pacific Gas and Electric Co.,
8.250%, 10/15/2018	8,320,000	9,974,931
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,400,505
PPL Energy Supply LLC:
Series A, 5.700%, 10/15/2015	6,127,000	6,127,000
6.200%, 05/15/2016	4,041,000	4,151,869
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	5,136,060
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,665,220
Sempra Energy:
2.300%, 04/01/2017	1,300,000	1,319,123
9.800%, 02/15/2019	2,575,000	3,234,133
Southwestern Public Service Co.,
5.600%, 10/01/2016	3,000,000	3,181,005
		70,037,150	2.4%
Industrials
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,673) * f	4,550,000	4,581,349
AbbVie, Inc.:
1.750%, 11/06/2017	5,049,000	5,062,233
1.800%, 05/14/2018	9,450,000	9,422,227
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	2,988,036
1.543%, 03/12/2020 f	1,000,000	1,011,081
3.000%, 03/12/2020 @ f	3,900,000	3,908,845
ACTAVIS, Inc.,
1.875%, 10/01/2017	1,392,000	1,393,665
Agrium, Inc.,
7.700%, 02/01/2017 f	5,000,000	5,426,315
Alibaba Group Holding Limited,
0.806%, 11/28/2017 (Acquired 11/20/2014, Cost $2,500,000) * f	2,500,000	2,486,760
Altera Corp.,
2.500%, 11/15/2018	3,000,000	3,064,563
America Movil, SAB de CV,
1.288%, 09/12/2016 f	9,000,000	9,019,368
Amgen, Inc.:
0.664%, 05/22/2017	2,750,000	2,748,771
5.700%, 02/01/2019 @	10,000,000	11,170,710
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	5,705,000	6,018,284
6.375%, 09/15/2017	2,400,000	2,633,770
8.700%, 03/15/2019 @	2,970,000	3,591,021
Anglo American Capital PLC,
1.225%, 04/15/2016 (Acquired 04/08/2014 through 11/13/2014, Cost $2,045,602) * f	2,045,000	2,040,194
ArcelorMittal SA,
4.500%, 08/05/2015 f	1,525,000	1,525,473
AT&T, Inc.,
1.212%, 06/30/2020	4,000,000	4,015,496
Avon Products, Inc.,
3.125%, 03/15/2016	2,000,000	2,000,000
Baxalta, Inc.:
1.061%, 06/22/2018 (Acquired 06/18/2015, Cost $3,500,000) *	3,500,000	3,498,953
2.000%, 06/22/2018 (Acquired 06/18/2015 through 06/30/2015, Cost $9,199,934) *	9,200,000	9,187,893
Beam Suntory, Inc.:
5.375%, 01/15/2016	1,269,000	1,299,873
1.875%, 05/15/2017	8,000,000	8,070,928
Becton Dickinson & Co.,
1.450%, 05/15/2017	5,315,000	5,311,109
Boardwalk Pipelines LP,
5.500%, 02/01/2017	13,384,000	13,877,321
Boston Scientific Corp.:
5.125%, 01/12/2017	3,000,000	3,158,523
2.650%, 10/01/2018	7,077,000	7,178,944
BP Capital Markets:
0.789%, 05/10/2018 f	1,575,000	1,569,678
0.911%, 09/26/2018 f	7,085,000	7,102,507
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	2,335,000	2,337,104
3.200%, 06/15/2017	500,000	514,818
8.500%, 06/15/2019	3,808,000	4,603,369
Bunge NA Finance LP,
5.900%, 04/01/2017	1,945,000	2,077,742
CF Industries, Inc.,
6.875%, 05/01/2018	11,182,000	12,588,036
Chevron Phillips Chemical Co. LLC,
1.030%, 05/01/2020 (Acquired 05/07/2015, Cost $5,050,000) *	5,050,000	5,059,438
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	4,000,000	4,056,400
Colorado Interstate Gas Co., L.L.C.,
6.800%, 11/15/2015	2,000,000	2,042,248
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018 (Acquired 05/19/2015, Cost $4,998,800) *	5,000,000	5,038,610
Computer Sciences Corp.,
2.500%, 09/15/2015	9,864,000	9,893,385
ConAgra Foods, Inc.:
5.819%, 06/15/2017	6,234,000	6,696,893
1.900%, 01/25/2018	9,290,000	9,151,588
Cox Communications, Inc.:
6.250%, 06/01/2018 (Acquired 06/24/2015, Cost $10,007,613) *	9,000,000	10,006,983
9.375%, 01/15/2019 (Acquired 02/10/2015, Cost $402,141) *	325,000	396,770
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,734,910
CSX Corp.,
7.900%, 05/01/2017	2,221,000	2,479,782
Daimler Finance North America LLC:
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,494) *	2,850,000	2,858,368
0.958%, 08/01/2016 (Acquired 07/24/2013 through 08/26/2014, Cost $2,281,360) *	2,280,000	2,289,523
0.632%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) *	2,000,000	1,999,132
0.618%, 08/01/2017 (Acquired 07/24/2014, Cost $2,000,000) *	2,000,000	1,997,444
1.138%, 08/01/2018 (Acquired 11/14/2014, Cost $2,020,546) *	2,000,000	2,016,970
DCP Midstream LLC,
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,721,918) *	1,708,000	1,708,000
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	387,162
Deutsche Telekom International Finance BV:
5.750%, 03/23/2016 f	400,000	413,487
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,820,053) * f	5,775,000	5,873,221
6.750%, 08/20/2018 f	3,900,000	4,473,733
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	400,000	406,232
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	18,112,258
Eaton Corp.,
1.500%, 11/02/2017	5,000,000	4,996,585
El Paso Natural Gas Co. LLC,
5.950%, 04/15/2017	2,050,000	2,192,631
El Paso Pipeline Partners Operating Co. LLC,
4.100%, 11/15/2015	5,286,000	5,340,974
Enable Midstream Partners LP,
2.400%, 05/15/2019 (Acquired 05/19/2014, Cost $2,997,780) *	3,000,000	2,898,924
Enbridge, Inc.:
0.934%, 10/01/2016 f	2,100,000	2,096,630
5.600%, 04/01/2017 f	5,125,000	5,452,190
Energy Transfer Partners LP:
6.125%, 02/15/2017	645,000	689,943
2.500%, 06/15/2018	4,000,000	4,006,096
9.700%, 03/15/2019	6,994,000	8,622,889
Enterprise Products Operating LLC:
1.250%, 08/13/2015	3,000,000	3,001,413
6.650%, 04/15/2018	5,000,000	5,641,785
1.650%, 05/07/2018 @	2,000,000	1,998,004
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015, Cost $5,030,932) *	5,000,000	4,967,305
Express Scripts Holding Co.:
3.125%, 05/15/2016	3,000,000	3,049,284
2.650%, 02/15/2017	1,259,000	1,281,551
Federal Express Corp 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/07/2012, Cost $1,028,322) *	1,027,290	1,037,092
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,761,722	3,011,418
FedEx Corp.,
2.300%, 02/01/2020 @	2,000,000	1,987,802
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	2,993,232
2.000%, 04/15/2018	2,295,000	2,292,877
Fiserv, Inc.:
3.125%, 10/01/2015	2,736,000	2,750,553
2.700%, 06/01/2020	3,500,000	3,493,283
Florida Gas Transmission Co. LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012 through 10/15/2013, Cost $3,453,559) *	3,450,000	3,452,757
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	800,000	806,464
6.625%, 08/15/2017	9,100,000	9,983,455
1.724%, 12/06/2017	1,250,000	1,243,510
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 08/13/2014 through 04/29/2015, Cost $10,246,072) *	9,675,000	10,239,507
Freeport-McMoRan, Inc.:
2.150%, 03/01/2017	2,000,000	2,002,898
2.300%, 11/14/2017	11,444,000	11,408,752
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 03/12/2015, Cost $4,022,188) *	3,570,000	3,985,116
Glencore Canada Corp.,
6.000%, 10/15/2015 f	2,245,000	2,274,248
Glencore Finance (Canada) Ltd.,
2.050%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,007,683
Glencore Funding LLC:
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	3,003,372
1.635%, 01/15/2019 (Acquired 06/17/2014, Cost $5,037,077) *	5,000,000	4,994,825
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	593,267
GTE Corporation,
6.840%, 04/15/2018	140,000	159,077
Gulfstream Natural Gas System LLC,
6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $8,028,664) *	7,646,000	7,981,415
Harris Corp.,
1.999%, 04/27/2018	5,000,000	4,985,435
Heineken NV,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	2,000,220
Hess Corp.,
8.125%, 02/15/2019 @	3,982,000	4,714,278
Hewlett Packard Co.,
2.600%, 09/15/2017	500,000	509,041
Hewlett-Packard Co.:
3.000%, 09/15/2016	550,000	561,173
1.217%, 01/14/2019	5,700,000	5,619,903
2.750%, 01/14/2019	1,119,000	1,131,141
HJ Heinz Co.,
2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $9,980,000) *	10,000,000	9,996,840
Hospira, Inc.,
6.050%, 03/30/2017	9,654,000	10,387,299
Husky Energy, Inc.,
6.200%, 09/15/2017 f	1,000,000	1,085,875
Husky Oil Ltd.,
7.550%, 11/15/2016 f	2,500,000	2,688,120
Hutchison Whampoa International (09/16) Ltd.,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 06/25/2013, Cost $9,143,497) * f	9,090,000	9,156,175
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	4,985,000
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/11/2012 through 12/05/2013, Cost $6,358,292) * f	6,230,000	6,427,180
3.500%, 09/13/2017 (Acquired 06/04/2014 through 04/29/2015, Cost $2,281,814) * f	2,200,000	2,277,970
Ingersoll-Rand Global Holding Co. Ltd.,
6.875%, 08/15/2018	7,250,000	8,242,576
Ingredion, Inc.,
1.800%, 09/25/2017	9,100,000	9,095,423
Johnson Controls, Inc.,
5.500%, 01/15/2016 @	7,370,000	7,555,127
Kia Motors Corp.,
3.625%, 06/14/2016 (Acquired 02/18/2014, Cost $1,427,412) * f	1,400,000	1,429,898
Kinder Morgan Energy Partners LP:
6.000%, 02/01/2017	250,000	266,242
5.950%, 02/15/2018 @	1,710,000	1,868,638
Kinder Morgan, Inc.,
2.000%, 12/01/2017 @	3,000,000	2,990,895
L-3 Communications Corp.,
1.500%, 05/28/2017	2,000,000	1,986,268
Laboratory Corporation of America Holdings:
5.625%, 12/15/2015	2,491,000	2,541,164
3.125%, 05/15/2016	2,000,000	2,033,116
2.625%, 02/01/2020	2,000,000	1,984,500
Marathon Oil Corp.,
6.000%, 10/01/2017	7,805,000	8,531,794
Marathon Petroleum Corp.,
3.500%, 03/01/2016	1,503,000	1,528,378
Masco Corp.,
6.125%, 10/03/2016	9,779,000	10,292,398
McKesson Corp.,
0.682%, 09/10/2015	435,000	434,965
Medco Health Solutions, Inc.,
2.750%, 09/15/2015	375,000	376,547
Medtronic, Inc.,
1.086%, 03/15/2020 (Acquired 12/01/2014, Cost $2,250,000) *	2,250,000	2,272,565
Mondelez International, Inc.,
0.798%, 02/01/2019	9,337,000	9,232,052
Murphy Oil Corp.,
2.500%, 12/01/2017	10,281,000	10,261,877
Mylan, Inc.:
1.800%, 06/24/2016	1,500,000	1,500,752
2.600%, 06/24/2018	1,150,000	1,158,321
7.875%, 07/15/2020 (Acquired 07/16/2013 through 09/16/2013, Cost $6,250,080) *	6,000,000	6,250,350
Nabors Industries, Inc.,
2.350%, 09/15/2016	2,000,000	2,005,842
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,703,158
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $4,998,350) * f	5,000,000	4,982,495
NBCUniversal Enterprise, Inc.,
0.812%, 04/15/2016 (Acquired 07/03/2013 through 10/21/2013, Cost $2,262,591) *	2,260,000	2,266,482
NiSource Finance Corp.,
6.400%, 03/15/2018	199,000	223,019
Nissan Motor Acceptance Corp.:
0.981%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,023,895
0.833%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) *	3,000,000	3,010,914
2.650%, 09/26/2018 (Acquired 07/29/2014 through 11/05/2014, Cost $4,446,355) *	4,365,000	4,477,002
Noble Holding International Ltd.:
3.450%, 08/01/2015 f	4,552,000	4,556,629
2.500%, 03/15/2017 f	5,510,000	5,503,124
4.000%, 03/16/2018 f	1,848,000	1,892,008
ONEOK Partners LP:
3.250%, 02/01/2016	1,000,000	1,009,437
6.150%, 10/01/2016	5,289,000	5,587,003
2.000%, 10/01/2017	2,858,000	2,864,008
8.625%, 03/01/2019	1,500,000	1,784,226
Pentair Finance SA,
1.875%, 09/15/2017 f	4,000,000	4,015,000
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 04/29/2015, Cost $12,113,492) * f	11,925,000	11,799,000
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	11,755,000	12,568,328
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,083,625
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	1,967,454
Pioneer Natural Resources Co.:
5.875%, 07/15/2016	10,133,000	10,589,684
6.650%, 03/15/2017	1,260,000	1,362,598
6.875%, 05/01/2018	1,000,000	1,122,822
Plum Creek Timberlands LP,
5.875%, 11/15/2015	9,700,000	9,865,550
PPG Industries, Inc.,
1.900%, 01/15/2016	1,552,000	1,562,437
Quest Diagnostics, Inc.,
3.200%, 04/01/2016	2,525,000	2,567,948
Republic Services, Inc.:
3.800%, 05/15/2018	7,990,000	8,411,209
5.500%, 09/15/2019	6,446,000	7,199,885
Rockwood Specialties Group, Inc.,
4.625%, 10/15/2020	4,250,000	4,425,313
Rohm and Haas Co.,
6.000%, 09/15/2017	646,000	705,717
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	4,277,488
SABMiller Holdings, Inc.,
0.968%, 08/01/2018 (Acquired 08/06/2013 through 11/14/2014, Cost $7,203,557) *	7,180,000	7,199,415
Southwestern Bell Telephone LP,
7.000%, 07/01/2015	875,000	875,000
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	632,093
Teck Resources Ltd.,
3.850%, 08/15/2017 f	12,236,000	12,617,604
Telecom Italia Capital,
5.250%, 10/01/2015 f	10,960,000	11,051,516
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	7,290,000	7,622,395
6.221%, 07/03/2017 f	1,344,000	1,460,843
Telefonica Moviles Chile SA,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,017,164) * f	1,020,000	1,024,835
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	5,187,676
Tennessee Gas Pipeline Company LLC,
8.000%, 02/01/2016	1,000,000	1,037,570
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 05/21/2015, Cost $4,054,494) *	3,705,000	4,047,650
The ADT Corp.,
2.250%, 07/15/2017 @	6,700,000	6,634,340
The Dow Chemical Co.,
8.550%, 05/15/2019	11,427,000	13,932,175
The JM Smucker Co.:
1.750%, 03/15/2018 (Acquired 03/12/2015, Cost $2,546,175) * @	2,550,000	2,548,248
2.500%, 03/15/2020 (Acquired 03/12/2015, Cost $2,713,337) *	2,725,000	2,709,201
The Valspar Corp.,
5.100%, 08/01/2015	10,450,000	10,481,225
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	12,000,000	11,983,512
Thomson Reuters Corp.:
0.875%, 05/23/2016 f	4,650,000	4,640,584
1.650%, 09/29/2017 f	7,000,000	6,997,711
Time Warner Cable, Inc.:
5.850%, 05/01/2017	2,355,000	2,514,829
8.750%, 02/14/2019	4,395,000	5,219,731
8.250%, 04/01/2019	1,000,000	1,176,095
Time Warner Co., Inc.,
7.250%, 10/15/2017	7,831,000	8,827,863
Total Capital International:
0.849%, 08/10/2018 @ f	4,350,000	4,365,934
0.636%, 06/19/2019 f	7,700,000	7,669,077
TransCanada PipeLines Ltd.:
0.962%, 06/30/2016 f	2,575,000	2,577,032
1.875%, 01/12/2018 f	4,000,000	4,026,440
Transocean, Inc.:
5.500%, 12/15/2016 f	400,000	413,988
3.000%, 10/15/2017 @ f	7,400,000	7,178,000
TSMC Global Ltd.:
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,994,590
1.625%, 04/03/2018 (Acquired 08/05/2014 through 06/24/2015, Cost $9,594,706) * f	9,712,000	9,600,885
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	860,000	954,241
Vale Overseas Ltd.,
6.250%, 01/23/2017 @ f	8,890,000	9,401,886
Valero Energy Corp.:
6.125%, 06/15/2017	1,120,000	1,217,315
9.375%, 03/15/2019	10,349,000	12,736,369
Verizon Communications, Inc.:
2.500%, 09/15/2016	2,057,000	2,090,377
3.650%, 09/14/2018 @	14,000,000	14,725,018
Viacom, Inc.,
6.250%, 04/30/2016	2,255,000	2,354,031
Vodafone Group Public Ltd. Co.,
5.625%, 02/27/2017 f	2,000,000	2,125,046
Volkswagen Group of America Finance LLC:
0.652%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) *	2,750,000	2,749,758
0.716%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) *	4,500,000	4,507,124
Walgreen Co.,
5.250%, 01/15/2019 @	9,392,000	10,298,272
Walgreens Boots Alliance, Inc.,
1.750%, 11/17/2017	1,150,000	1,154,518
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) * @	7,000,000	7,010,311
Weatherford International Ltd.,
5.500%, 02/15/2016 f	600,000	612,839
Williams Partners LP,
7.250%, 02/01/2017	935,000	1,013,114
Xerox Corp.:
6.400%, 03/15/2016	2,893,000	3,000,666
6.750%, 02/01/2017	2,626,000	2,828,703
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $591,053) * f	500,000	583,381
Yum! Brands, Inc.:
4.250%, 09/15/2015	8,425,000	8,471,405
6.250%, 04/15/2016	2,000,000	2,077,540
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	4,725,000	4,701,625
Zoetis, Inc.,
1.150%, 02/01/2016	1,000,000	1,000,220
		968,150,915	33.5%
Total Corporate Bonds		1,817,335,299	62.8%

Other Government Related Securities
Centrais Eletricas Brasileiras SA,
7.750%, 11/30/2015 (Acquired 12/06/2012 through 12/06/2012, Cost $3,069,357) * f	3,000,000	3,030,000
CNOOC Finance 2013 Ltd.:
1.125%, 05/09/2016 f	2,575,000	2,572,850
1.750%, 05/09/2018 f	1,000,000	995,973
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	5,007,130
CNPC General Capital Ltd.,
1.175%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) * f	4,750,000	4,742,666
CNPC HK Overseas Capital Ltd.,
3.125%, 04/28/2016 (Acquired 12/18/2012 through 07/23/2014, Cost $2,401,398) * f	2,375,000	2,409,627
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	265,686
Electricite de France SA,
0.735%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f	9,750,000	9,759,653
Export-Import Bank of Korea,
1.027%, 01/14/2017 f	1,570,000	1,576,423
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	3,998,568
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,075,930
Nexen Energy ULC,
6.200%, 07/30/2019 f	2,065,000	2,336,469
Petrobras Global Finance BV,
2.643%, 03/17/2017 f	4,000,000	3,928,800
Petrobras International Finance Co. SA,
3.875%, 01/27/2016 f	6,975,000	7,004,783
Petroleos Mexicanos,
8.000%, 05/03/2019 f	5,000,000	5,858,000
Sinopec Capital (2013) Ltd.,
1.250%, 04/24/2016 (Acquired 01/10/2014, Cost $4,250,069) * f	4,250,000	4,249,065
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	7,003,990
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	2,954,820
The Korea Development Bank:
0.901%, 01/22/2017 f	5,000,000	4,997,975
3.875%, 05/04/2017 f	2,350,000	2,445,363
3.000%, 03/17/2019 f	2,475,000	2,545,684
		80,759,455	2.8%
Taxable Municipal Bonds
Chippewa Valley Schools,
1.180%, 05/01/2017	7,175,000	7,152,829
City of Cuyahoga Falls OH,
1.000%, 08/13/2015	6,600,000	6,602,970
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,021,520
City of Trenton NJ,
1.722%, 04/01/2016	1,470,000	1,476,218
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/15/2016)	8,000,000	7,986,320
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	588,271
Cook County School District No 144 Prairie Hills:
2.000%, 12/01/2017	930,000	928,326
2.500%, 12/01/2018	745,000	748,092
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,197,252
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,522,772
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	725,000	420,515
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,005,220
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2015)	240,000	236,640
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	865,000	863,590
1.500%, 01/01/2017	830,000	832,042
1.650%, 07/01/2017	790,000	790,734
4.000%, 07/01/2036 (Callable 07/10/2024)	10,380,000	10,635,971
New Jersey Economic Development Authority:
0.000%, 02/15/2016^	2,500,000	2,466,050
2.421%, 06/15/2018	10,000,000	10,057,700
Ohio Air Quality Development Authority,
5.750%, 06/01/2033	3,000,000	3,120,780
Rhode Island Housing & Mortgage Finance Corp./RI:
1.150%, 04/01/2016	1,175,000	1,173,214
1.930%, 04/01/2017	600,000	604,194
3.000%, 10/01/2034 (Callable 10/01/2022)	10,575,000	10,828,800
Schenectady Metroplex Development Authority/NY:
0.979%, 08/01/2015	375,000	374,996
2.232%, 08/01/2017	200,000	201,008
South Carolina State Public Service Authority,
1.284%, 06/01/2016 (Callable 12/01/2015)	6,800,000	6,810,540
State of Illinois:
4.961%, 03/01/2016	1,760,000	1,801,395
5.090%, 04/01/2017	2,785,000	2,901,998
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	115,059
3.042%, 06/01/2018	100,000	100,901
		89,565,917	3.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	201,340	204,883
Federal Home Loan Mortgage Corp. (FHLMC),
Series 5, Class B, 0.886%, 05/15/2019	4,596	4,621
		209,504	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	263,892	264,280
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	133,871	126,480
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,029,381	843,582
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	97,947	99,994
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	466,041	474,744
Series 2003-3, Class A1, 5.500%, 05/25/2033	1,328,214	1,379,324
Series 2004-B, Class 2A2, 2.687%, 03/25/2034	3,344,182	3,373,845
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	720,486	740,334
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	1,234,269	1,278,788
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	265,712	271,520
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class 2A3, 0.547%, 07/25/2035	67,936	67,914
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.927%, 07/25/2035	1,712,814	1,693,581
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	6,375,063	6,435,052
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	3,248,386	3,312,113
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	7,040,146	7,483,140
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	630,282	634,248
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.550%, 02/25/2034	486,381	496,231
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.056%, 01/25/2035	9,541,828	9,845,287
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.161%, 10/25/2043	13,338,005	13,391,624
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	93,316	96,370
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	225,277	234,372
Series 2004-AR3, Class A1, 2.459%, 06/25/2034	10,010,528	10,114,638
		62,657,461	2.2%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.420%, 09/25/2035	99,131	98,899
Series 2006-1, Class A3, 0.365%, 04/25/2036	8,066,902	8,008,126
Series 2006-2, Class A3, 0.337%, 09/25/2036	16,182,875	15,970,103
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 0.457%, 12/25/2035	6,344,182	6,246,380
Ally Auto Receivables Trust,
Series 2014-SN2, Class A2B, 0.487%, 03/20/2017	11,711,148	11,710,738
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs,
Series 2005-R8, Class A2D, 0.547%, 10/25/2035	7,922,374	7,895,509
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.527%, 11/25/2035	12,888,831	12,500,387
Barclays Dryrock Issuance Trust:
Series 2014-4, Class A, 0.564%, 09/15/2020	3,925,000	3,924,117
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,776,122
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	12,000,000	12,000,744
Series 2014-3, Class A2, 1.180%, 12/20/2017	25,685,000	25,718,981
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.367%, 02/25/2036	5,853,099	5,671,033
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	18,707	19,254
Series 1998-3, Class A5, 6.220%, 03/01/2030	249,647	264,570
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 4.828%, 01/25/2037 §	1,330,336	1,694,565
Series 2006-9, Class 1AF3, 5.033%, 10/25/2046 §	1,169,398	1,067,725
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.156%, 12/25/2035	280,128	277,440
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015, Cost $28,423,977) *	28,425,000	28,443,618
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.827%, 09/25/2034	5,990,653	5,979,013
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,951,746) *	17,894,000	18,115,331
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015, Cost $7,422,355) *	7,425,000	7,428,816
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 0.907%, 10/25/2035	4,373,818	4,339,230
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020 (Acquired 05/13/2015, Cost $14,699,441) *	14,700,000	14,696,898
GSAA Trust,
Series 2005-8, Class A4, 0.457%, 06/25/2035	19,465,141	18,904,097
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.397%, 01/25/2036	2,863,046	2,812,928
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.357%, 08/25/2036	3,225,807	3,168,511
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.315%, 07/25/2036	9,382,609	9,019,567
Series 2007-CH1, Class AV4, 0.315%, 11/25/2036	3,595,911	3,585,480
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $17,572,546) *	17,575,000	17,594,262
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $5,249,036) *	5,250,000	5,246,330
Master Credit Card Trust II:
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/08/2014, Cost $1,700,679) * f	1,700,000	1,700,571
Series 2013-3A, Class A, 0.617%, 01/22/2018 (Acquired 07/25/2013 through 11/05/2014, Cost $8,950,536) * f	8,950,000	8,955,317
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.417%, 02/25/2036	1,009,267	1,000,965
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class A3B, 0.627%, 01/25/2035	8,206,362	8,103,257
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.357%, 09/25/2036	13,177,252	13,159,410
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.467%, 10/25/2035	4,183,640	4,168,972
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.357%, 03/25/2036	5,630,538	5,436,549
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 0.397%, 12/25/2035	8,484,558	8,413,712
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	43,520	43,647
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	362,126	367,492
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.537%, 10/25/2035	10,626,230	10,469,323
Series 2006-KS1, Class A4, 0.487%, 02/25/2036	7,529,247	7,443,504
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,961,305	1,022,842
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.512%, 10/25/2035 (Acquired 03/13/2014, Cost $11,734,396) *	11,879,174	11,746,614
Soundview Home Loan Trust,
Series 2005-OPT4, Class 2A3, 0.447%, 12/25/2035	2,433,902	2,390,254
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.387%, 12/25/2036	3,008,095	2,986,184
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 01/09/2014 through 11/18/2014, Cost $13,591,737) *	13,537,160	13,587,816
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012 through 08/20/2014, Cost $4,050,398) *	4,022,873	4,032,833
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.187%, 10/25/2034	14,893,581	14,833,516
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2007-BC2, Class A3, 0.317%, 03/25/2037	6,193,243	6,168,625
Series 2007-BC3, Class 2A2, 0.327%, 05/25/2047	1,513,131	1,460,953
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	11,700,000	11,739,698
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,358,371
		407,769,199	14.1%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	1,768,862	1,767,465
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.380%, 07/15/2044	9,686,521	9,694,144
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3, 5.969%, 03/15/2049	7,448,593	7,608,596
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	1,735,397	1,734,404
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	515,759	515,072
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	17,193,134	17,499,051
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	922,473	921,915
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,134,841
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.362%, 11/14/2042	7,927,582	7,930,475
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.448%, 12/15/2044	12,198,155	12,213,317
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,340,968
		83,360,248	2.9%
Total Long-Term Investments (Cost $2,832,981,475)		2,832,995,411	98.0%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.08% «	34,535,387	34,535,387
Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	56,000,000	56,000,000
Total Short-Term Investments (Cost $90,535,387)		90,535,387	3.1%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	184,399,411	184,399,411
Total Investment Companies (Cost $184,399,411)		184,399,411	6.4%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $184,399,411)		184,399,411	6.4%
Total Investments (Cost $3,107,916,273)		3,107,930,209	107.5%
Liabilities in Excess of Other Assets		(216,054,254)	(7.5)%
TOTAL NET ASSETS		$ 2,891,875,955	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2015, the value of these securities total $599,216,857, which represents 20.72% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
^	Non-Income Producing

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$ 75,350,000	$ 75,179,257
2.625%, 08/15/2020	347,350,000	363,224,937
2.500%, 05/15/2024	97,500,000	99,168,128
		537,572,322	31.2%
Corporate Bonds
Finance
Abbey National Treasury Services PLC,
3.050%, 08/23/2018 f	1,050,000	1,086,325
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,684,103) * f	4,500,000	4,702,113
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,200,372) * f	1,200,000	1,218,981
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $2,644,170) * f	2,650,000	2,634,548
AgriBank FCB,
Series AI, 9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,500,016) *	2,850,000	3,543,109
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	2,890,287
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	107,160
American International Group, Inc.,
4.875%, 06/01/2022	3,000,000	3,290,751
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	741,860
ANZ New Zealand (Int'l) Ltd.,
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,159,651) * @ f	4,140,000	4,174,312
Associates Corp. of North America,
6.950%, 11/01/2018	2,579,000	2,967,098
Bank of America Corp.:
10.200%, 07/15/2015	1,035,000	1,037,398
5.700%, 05/02/2017	1,100,000	1,173,576
6.875%, 04/25/2018	1,000,000	1,129,681
3.300%, 01/11/2023	3,350,000	3,299,204
4.000%, 04/01/2024 @	2,750,000	2,798,331
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,357,560
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,684,511
6.750%, 05/22/2019 f	2,000,000	2,319,304
Barclays PLC,
2.000%, 03/16/2018 f	2,600,000	2,594,298
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,717,539
Berkshire Hathaway Finance Corp.,
1.600%, 05/15/2017	3,800,000	3,840,827
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,803,797
BPCE:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,733,466) * f	3,500,000	3,689,406
4.000%, 04/15/2024 f	3,500,000	3,533,390
Caisse Centrale Desjardins,
0.944%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) * f	8,000,000	8,033,416
Capital One Bank, (USA), National Association,
2.250%, 02/13/2019	3,500,000	3,479,955
Capital One Financial Corp.,
3.150%, 07/15/2016	2,596,000	2,644,836
Capital One N.A.,
0.731%, 03/22/2016	2,100,000	2,098,933
Capital One NA,
0.959%, 02/05/2018	2,000,000	2,000,452
Citigroup, Inc.:
4.450%, 01/10/2017	1,800,000	1,880,568
1.550%, 08/14/2017 @	1,000,000	998,248
6.125%, 11/21/2017	635,000	698,482
1.700%, 04/27/2018	1,500,000	1,490,358
3.750%, 06/16/2024	500,000	502,963
Citizens Bank, National Association,
2.450%, 12/04/2019	8,000,000	7,948,016
CNA Financial Corp.:
6.500%, 08/15/2016	2,000,000	2,115,436
7.350%, 11/15/2019	2,395,000	2,830,921
5.750%, 08/15/2021	1,260,000	1,426,737
Comerica Bank,
5.200%, 08/22/2017	5,570,000	5,941,062
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,571,094) * f	4,335,000	4,829,381
Compass Bank,
2.750%, 09/29/2019	3,000,000	2,992,587
Countrywide Financial Corp.,
6.250%, 05/15/2016	2,200,000	2,286,383
Credit Agricole S.A.,
2.750%, 06/10/2020 (Acquired 06/03/2015, Cost $2,994,570) * f	3,000,000	2,998,047
Credit Suisse:
2.300%, 05/28/2019 @ f	2,450,000	2,445,744
5.300%, 08/13/2019 f	3,220,000	3,586,047
Credit Suisse Group Funding Guernsey Ltd.,
2.750%, 03/26/2020 (Acquired 03/23/2015, Cost $6,246,812) * f	6,250,000	6,171,581
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,300,328
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,652,000	2,679,687
First Tennessee Bank National Association,
5.650%, 04/01/2016	4,263,000	4,396,538
General Electric Capital Corp.:
6.000%, 08/07/2019	2,700,000	3,086,340
5.500%, 01/08/2020	2,550,000	2,890,731
5.550%, 05/04/2020	2,850,000	3,249,844
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,327,965
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,836,000
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,013,842) *	2,000,000	2,049,200
HSBC Finance Corp.,
6.676%, 01/15/2021	4,559,000	5,274,325
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,471,381
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,301,244
ING Bank N.V.,
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,299,628) * f	2,300,000	2,307,774
ING Bank NV:
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,490,847
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,149,299) * f	2,000,000	2,231,514
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,176,320
iStar Financial, Inc.,
5.850%, 03/15/2017	75,000	76,969
J.P. Morgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,738,637
4.500%, 01/24/2022	3,000,000	3,215,019
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,289,230
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,903,507) *	2,325,000	2,851,352
Kemper Corp.,
6.000%, 05/15/2017	600,000	639,769
Keybank National Association,
0.803%, 06/01/2018	8,000,000	8,004,560
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,040,307) * f	1,050,000	1,035,437
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,029,038) * f	4,000,000	4,083,084
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,023,042) * f	5,000,000	5,007,350
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,056,810
Lloyds Bank PLC:
4.875%, 01/21/2016 f	225,000	229,937
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,903,637) * f	2,900,000	3,313,230
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	1,000,000	1,049,345
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,050,100
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,498,868
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	995,661
Manulife Financial Corp.,
4.900%, 09/17/2020 @ f	2,300,000	2,549,552
Marsh & McLennan Co., Inc.,
2.550%, 10/15/2018	1,000,000	1,017,976
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,849,829
MBIA Insurance Corp.,
11.535%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) *	500,000	237,500
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,277,514
Metropolitan Life Insurance Co.,
7.700%, 11/01/2015 (Acquired 11/21/2013, Cost $2,042,739) *	2,000,000	2,040,676
Morgan Stanley:
6.625%, 04/01/2018	1,600,000	1,795,289
7.300%, 05/13/2019	2,700,000	3,176,491
2.375%, 07/23/2019 @	1,000,000	993,433
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	228,041
MUFG Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,825,817
National Australia Bank Ltd.,
0.774%, 10/08/2015 (Acquired 02/19/2013, Cost $3,100,200) * f	3,100,000	3,099,861
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $880,926) *	828,000	908,654
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	2,450,000	2,467,851
6.700%, 03/04/2020 f	1,000,000	1,172,885
NYSE Euronext,
2.000%, 10/05/2017	800,000	809,614
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	5,950,008
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,869,960
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $1,997,360) *	2,000,000	1,975,270
Protective Life Corp.,
7.375%, 10/15/2019	1,925,000	2,279,498
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 11/06/2012 through 07/23/2013, Cost $2,107,859) *	2,100,000	2,110,985
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	1,007,814
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,840,874
Regions Financial Corp.,
2.000%, 05/15/2018	2,000,000	1,998,656
Royal Bank of Scotland Group PLC,
2.550%, 09/18/2015 f	200,000	200,559
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	5,146,190
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,023,284
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $8,486,910) * f	8,500,000	8,429,399
Societe Generale:
1.364%, 10/01/2018 f	2,000,000	2,030,672
2.625%, 10/01/2018 f	1,000,000	1,021,229
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,365,200) * f	1,250,000	1,402,461
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,849) * f	3,150,000	3,154,272
Standard Chartered PLC,
0.914%, 04/17/2018 (Acquired 04/13/2015, Cost $8,500,000) * f	8,500,000	8,495,317
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 f	3,000,000	3,057,666
2.250%, 07/11/2019 f	2,000,000	1,993,758
SunTrust Bank:
5.450%, 12/01/2017	500,000	539,452
7.250%, 03/15/2018	1,506,000	1,712,798
SunTrust Banks, Inc.,
3.600%, 04/15/2016	2,600,000	2,649,249
SUSA Partnership LP,
8.200%, 06/01/2017	2,800,000	3,128,583
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	275,000	281,481
2.875%, 04/04/2017 f	1,500,000	1,544,253
2.500%, 01/25/2019 @ f	1,000,000	1,016,181
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,254,563
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,618,197
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 08/12/2011 through 12/02/2013, Cost $1,289,965) *	1,269,000	1,306,774
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,038,040
4.250%, 08/15/2024 @	4,000,000	4,017,180
The Bank of Nova Scotia,
2.550%, 01/12/2017 f	150,000	153,208
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,610,190
2.300%, 03/10/2019 (Acquired 03/04/2014, Cost $998,400) * f	1,000,000	999,573
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	2,987,217
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,595,850
7.250%, 02/01/2018	2,275,000	2,577,179
The Charles Schwab Corp.,
6.375%, 09/01/2017	325,000	360,310
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,336,332
2.900%, 07/19/2018	1,000,000	1,023,528
7.500%, 02/15/2019	865,000	1,016,037
2.550%, 10/23/2019	2,000,000	2,004,688
3.500%, 01/23/2025	2,000,000	1,939,588
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	1,500,000	1,577,583
5.125%, 04/15/2022	500,000	554,514
The Huntington National Bank,
1.300%, 11/20/2016	4,850,000	4,842,095
The Royal Bank of Scotland PLC:
5.625%, 08/24/2020 f	3,300,000	3,714,741
6.125%, 01/11/2021 f	1,300,000	1,491,755
UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,200,236
Voya Financial, Inc.,
2.900%, 02/15/2018	2,000,000	2,052,392
Wells Fargo & Co.,
Series N, 2.150%, 01/30/2020 @	7,000,000	6,933,178
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	1,479,000	1,629,179
Westpac Banking Corp.:
1.600%, 01/12/2018 f	1,250,000	1,253,816
4.875%, 11/19/2019 f	2,775,000	3,076,432
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	3,250,000	3,645,951
		398,062,093	23.1%

Utility
Commonwealth Edison Co.,
Series 104, 5.950%, 08/15/2016	375,000	395,499
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,619,000	4,605,532
2.000%, 01/27/2020	3,000,000	2,956,554
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,466,199
PPL Energy Supply LLC,
Series A, 5.700%, 10/15/2015	1,950,000	1,950,000
PSEG Power LLC:
2.750%, 09/15/2016	75,000	76,505
5.320%, 09/15/2016	994,000	1,040,824
5.125%, 04/15/2020	220,000	242,898
Public Service Co. of New Mexico,
7.950%, 05/15/2018	2,820,000	3,281,566
RGS I&M Funding Corp.,
Series F*, 9.820%, 06/07/2022	431,265	508,415
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	3,917,800
West Penn Power Co.,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,060,710) *	2,000,000	2,099,432
		23,541,224	1.4%
Industrials
21st Century Fox America, Inc.,
8.000%, 10/17/2016	5,575,000	6,050,938
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,266,256
Altera Corp.,
2.500%, 11/15/2018	2,000,000	2,043,042
America Movil, SAB de CV,
1.288%, 09/12/2016 f	3,200,000	3,206,886
Ameritech Capital Funding Corp.:
9.100%, 06/01/2016	363,000	383,137
6.450%, 01/15/2018	2,758,000	3,061,267
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	2,270,000	2,394,655
6.375%, 09/15/2017	2,000,000	2,194,808
6.950%, 06/15/2019	1,000,000	1,161,580
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,400,450) * f	2,000,000	2,435,434
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,913,242
Boardwalk Pipelines LP,
5.200%, 06/01/2018	2,500,000	2,606,735
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,045,597
BP Capital Markets:
4.750%, 03/10/2019 @ f	2,500,000	2,735,405
2.521%, 01/15/2020 @ f	2,650,000	2,668,582
3.245%, 05/06/2022 f	1,000,000	1,002,545
British Telecommunications PLC,
5.950%, 01/15/2018 @ f	2,000,000	2,208,370
Bunge Limited Finance Corp.:
4.100%, 03/15/2016	5,242,000	5,344,428
3.200%, 06/15/2017	1,300,000	1,338,527
Bunge NA Finance LP,
5.900%, 04/01/2017	575,000	614,243
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,609,419
Celgene Corporation,
4.000%, 08/15/2023	2,000,000	2,045,658
Chevron Phillips Chemical Co. LLC,
2.450%, 05/01/2020 (Acquired 05/07/2015, Cost $4,123,680) *	4,125,000	4,098,641
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	3,425,000	3,473,292
Comcast Cable Communications, LLC,
8.875%, 05/01/2017	550,000	624,390
Comcast Corp.,
2.850%, 01/15/2023 @	1,475,000	1,433,342
Computer Sciences Corp.,
2.500%, 09/15/2015	4,500,000	4,513,405
ConAgra Foods, Inc.:
0.646%, 07/21/2016	2,125,000	2,118,946
7.000%, 04/15/2019	1,583,000	1,807,966
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,431,779
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) *	4,500,000	4,324,720
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,359,671
4.000%, 12/05/2023	4,425,000	4,570,972
D.R. Horton, Inc.,
6.500%, 04/15/2016 @	1,000,000	1,032,500
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,291,840
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,908,755) *	1,600,000	1,856,670
Deutsche Telekom International Finance B.V.:
2.250%, 03/06/2017 (Acquired 03/24/2015, Cost $1,422,162) * f	1,400,000	1,416,171
6.000%, 07/08/2019 f	1,700,000	1,945,727
Deutsche Telekom International Finance BV,
6.750%, 08/20/2018 f	2,850,000	3,269,266
Devon Energy Corp.,
6.300%, 01/15/2019	910,000	1,027,979
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	250,000	253,895
Ecolab, Inc.,
1.450%, 12/08/2017	4,000,000	3,964,624
El Paso Pipeline Partners Operating Co. LLC,
4.100%, 11/15/2015	3,000,000	3,031,200
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	3,029,230
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	2,999,139
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 06/30/2014 through 01/08/2015, Cost $4,644,303) *	4,650,000	4,619,594
Express Scripts Holding Co.:
2.650%, 02/15/2017	2,000,000	2,035,824
7.250%, 06/15/2019	1,000,000	1,179,542
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,715,917	1,871,058
Fidelity National Information Services, Inc.,
3.875%, 06/05/2024	3,900,000	3,848,832
Fiserv, Inc.:
4.750%, 06/15/2021	1,630,000	1,782,082
3.500%, 10/01/2022	2,850,000	2,837,004
FMC Corp.,
4.100%, 02/01/2024 @	2,000,000	2,037,976
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	3,000,000	3,024,240
1.724%, 12/06/2017	3,300,000	3,282,866
5.750%, 02/01/2021	2,000,000	2,244,502
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.750%, 02/01/2022	1,649,000	1,747,940
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020 @	2,000,000	1,971,846
3.875%, 03/15/2023 @	1,100,000	999,270
Glencore Canada Corp.,
6.000%, 10/15/2015 f	1,024,000	1,037,341
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,320,872) *	4,400,000	4,350,628
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,455,282) *	1,500,000	1,451,122
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,027,731) *	1,000,000	991,104
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	2,990,010
GTE Corp.,
8.750%, 11/01/2021	2,150,000	2,752,114
Hanson Ltd.,
6.125%, 08/15/2016 f	650,000	676,975
Hess Corp.,
8.125%, 02/15/2019 @	1,200,000	1,420,676
Hewlett-Packard Co.:
3.300%, 12/09/2016	3,500,000	3,592,662
2.750%, 01/14/2019	2,550,000	2,577,668
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	447,051
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $6,056,112) * f	5,400,000	6,385,149
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	1,994,000
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,373,046) * f	6,150,000	6,367,962
Ingersoll-Rand Co.,
6.391%, 11/15/2027 f	1,195,000	1,412,154
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	3,000,000	3,050,283
Ingredion, Inc.,
1.800%, 09/25/2017	1,275,000	1,274,359
Johnson Controls, Inc.:
5.500%, 01/15/2016	1,625,000	1,665,818
4.250%, 03/01/2021	2,000,000	2,112,906
Kinder Morgan Finance Co. LLC,
5.700%, 01/05/2016 @	2,500,000	2,555,325
Kraft Foods Group, Inc.,
3.500%, 06/06/2022 @	2,000,000	2,004,904
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	432,744
Lafarge SA:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	999,550
6.500%, 07/15/2016 f	625,000	654,687
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	83,950
Masco Corp.,
6.125%, 10/03/2016	2,200,000	2,315,500
MeadWestvaco Corp.,
7.375%, 09/01/2019	2,033,000	2,382,145
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	215,887
7.125%, 03/15/2018	1,850,000	2,105,851
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,510,379) *	1,335,549	1,537,019
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,116,245) *	1,000,000	1,084,244
Murphy Oil Corp.,
3.700%, 12/01/2022	5,000,000	4,575,150
Mylan, Inc.,
7.875%, 07/15/2020 (Acquired 07/22/2013, Cost $1,041,678) *	1,000,000	1,041,725
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	890,868
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	2,989,497
Noble Energy, Inc.:
8.250%, 03/01/2019 @	1,000,000	1,191,452
4.150%, 12/15/2021	450,000	468,795
ONEOK Partners LP,
3.375%, 10/01/2022	6,000,000	5,519,766
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 10/03/2014, Cost $6,147,538) * f	6,000,000	6,141,102
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,947,799) * f	6,880,000	6,807,306
Phillips 66 Partners L.P.,
3.605%, 02/15/2025	2,000,000	1,882,220
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,375,457
Plum Creek Timberlands LP,
5.875%, 11/15/2015	2,445,000	2,486,729
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,626) * @ f	3,000,000	3,378,393
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,000,000	1,075,000
6.125%, 01/15/2017	43,000	44,290
7.625%, 06/15/2020 @	1,000,000	1,125,000
Rio Tinto Finance (USA) Ltd.:
9.000%, 05/01/2019 f	2,975,000	3,713,594
3.750%, 09/20/2021 f	500,000	518,161
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,022,500
Rockwell Automation, Inc.,
2.875%, 03/01/2025	3,000,000	2,909,409
SABMiller Holdings, Inc.,
0.968%, 08/01/2018 (Acquired 10/28/2014, Cost $3,996,166) *	3,980,000	3,990,762
Samarco Mineracao SA,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f	1,675,000	1,599,625
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	1,977,914
Southwestern Bell Telephone LP,
7.000%, 07/01/2015	125,000	125,000
Sprint Communications, Inc.,
6.000%, 12/01/2016	500,000	513,750
Sunoco, Inc.,
5.750%, 01/15/2017	1,275,000	1,343,197
Sysco Corp.:
3.000%, 10/02/2021	2,550,000	2,575,500
2.600%, 06/12/2022	150,000	146,545
TC PipeLines LP,
4.375%, 03/13/2025	2,500,000	2,469,463
Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,011,030
Telecom Italia Capital,
5.250%, 10/01/2015 f	4,425,000	4,461,949
Telefonica Emisiones S.A.U.,
3.192%, 04/27/2018 @ f	1,000,000	1,027,240
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	3,450,000	3,607,306
6.221%, 07/03/2017 f	1,000,000	1,086,937
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,518,790
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020	1,250,000	1,227,914
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,252,882) *	2,073,000	2,264,717
The Dow Chemical Co.,
8.550%, 05/15/2019	2,800,000	3,413,852
The Mosaic Co.,
4.250%, 11/15/2023	2,000,000	2,056,458
Time Warner Cable, Inc.,
5.850%, 05/01/2017	1,000,000	1,067,868
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,431,810
4.750%, 03/29/2021	2,000,000	2,162,022
3.600%, 07/15/2025	4,000,000	3,890,724
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 @ f	3,000,000	3,019,830
9.875%, 01/01/2021 f	150,000	199,931
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,262,245
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	1,245,000	1,381,430
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 ** § †	65,722	19,060
Vale Overseas Ltd.:
6.250%, 01/23/2017 @ f	1,650,000	1,745,007
4.375%, 01/11/2022 @ f	2,425,000	2,369,109
Valero Energy Corp.,
9.375%, 03/15/2019	5,898,000	7,258,586
Verizon Communications, Inc.:
5.150%, 09/15/2023	6,100,000	6,678,530
4.150%, 03/15/2024 @	2,000,000	2,052,824
Viacom, Inc.,
6.250%, 04/30/2016	500,000	521,958
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,260,000
Wabtec Corp.,
4.375%, 08/15/2023	3,000,000	3,118,020
Walgreen Co.,
5.250%, 01/15/2019 @	637,000	698,467
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	1,916,060
Wesfarmers Ltd.,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,906,942
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,086,938
4.125%, 11/15/2020 @	1,475,000	1,529,907
4.300%, 03/04/2024 @	2,500,000	2,458,795
		355,220,909	20.6%
Total Corporate Bonds		776,824,226	45.1%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,094,098
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,717) * f	1,150,000	1,063,750
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,000,000	1,894,732
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,259,427
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	735,193
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,169,027
Federal Home Loan Mortgage Corp. (FHLMC):
1.375%, 05/01/2020 @	10,000,000	9,857,890
2.375%, 01/13/2022	300,000	303,741
KFW,
4.875%, 06/17/2019 f	3,250,000	3,668,633
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	300,000	373,996
Korea Gas Corp.,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,028,591
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,921,625
Petrobras Global Finance BV,
2.643%, 03/17/2017 @ f	1,700,000	1,669,740
Petrobras International Finance Co. SA,
3.875%, 01/27/2016 f	4,175,000	4,192,827
Petroleos Mexicanos:
3.125%, 01/23/2019 f	2,000,000	2,019,000
5.500%, 01/21/2021 f	2,000,000	2,169,000
Portigon AG,
4.796%, 07/15/2015 f	1,811,000	1,811,058
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	2,954,820
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,237,247
		48,424,395	2.8%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,070,800
4.459%, 08/01/2019	1,340,000	1,455,200
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,722,119
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,658,875
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,196,540
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,621,275
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,217,738
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,149,170
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	2,044,571
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2015)	880,000	867,680
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,820,000	1,845,880
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	4,969,050
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	380,000	384,875
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,371,005
State of California,
5.500%, 03/01/2016	500,000	516,060
		30,090,838	1.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	388,740	395,582
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	114,960	126,121
6.000%, 07/01/2028	8,367	9,546
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	1,267	1,345
Series 1395, Class G, 6.000%, 10/15/2022	10,027	10,906
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	4,426	4,783
Series 1990-108, Class G, 7.000%, 09/25/2020	4,724	5,158
Series G-29, Class O, 8.500%, 09/25/2021	571	651
Series 1991-137, Class H, 7.000%, 10/25/2021	30,286	33,549
Series 1993-32, Class H, 6.000%, 03/25/2023	18,420	20,035
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	108,107	121,921
		729,597	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	303,475	303,923
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $264,728) *	267,698	260,308
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	480,541	467,376
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	72,904	73,061
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	73,274	73,861
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	230,904	235,216
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	352,657	362,006
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	15,756	15,714
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 §	252,987	251,082
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	304,002	311,872
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	429,397	360,859
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	4,587,410	4,942,989
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.082%, 07/25/2034	2,709,108	2,713,139
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	11,300	11,386
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	572,739	569,050
Series 2006-A1, Class 2A1, 2.524%, 03/25/2036 §	570,581	466,100
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	110,082	106,610
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	312,873	317,300
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	83,267	85,031
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	77,904	80,514
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	30,447	30,840
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	91,052	98,214
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.056%, 01/25/2035	6,361,219	6,563,525
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.161%, 10/25/2043	8,002,803	8,034,974
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	402,299	411,731
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	654,887	677,203
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	230,338	240,658
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	223,959	231,287
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	154,036	160,255
Series 2004-AR3, Class A1, 2.459%, 06/25/2034	5,872,843	5,933,921
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	4,492,959	4,800,987
		39,190,992	2.3%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	13,545	14,549
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.527%, 11/25/2035	2,472,677	2,398,156
Capital Auto Receivables Asset Trust:
Series 2014-2, Class A2, 0.910%, 04/20/2017	5,575,000	5,575,346
Series 2015-2, Class A2, 1.390%, 09/20/2018	8,050,000	8,049,758
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	3,921	3,947
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	5,061	5,182
Series 1998-2, Class A5, 6.240%, 12/01/2028	291,328	299,845
Series 1998-3, Class A5, 6.220%, 03/01/2030	456,021	483,280
Series 1998-4, Class A5, 6.180%, 04/01/2030	179,775	192,329
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	128,219	339,892
Series 2004-12, Class AF6, 4.634%, 03/25/2035	21,707	22,313
Series 2005-1, Class AF6, 5.030%, 07/25/2035	968,421	985,432
Series 2006-13, Class 1AF3, 4.828%, 01/25/2037 §	199,950	254,694
Series 2006-9, Class 1AF3, 5.033%, 10/25/2046 §	1,075,846	982,307
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015, Cost $17,999,352) *	18,000,000	18,011,790
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	3,494	3,519
Series 1999-1, Class A6F, 6.340%, 12/15/2028	6	6
Series 1999-2, Class A7F, 7.030%, 08/15/2030	398,138	417,344
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.827%, 09/25/2034	3,729,181	3,721,936
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,907,955) *	10,859,000	10,993,315
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	11,880,014
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	4,330	4,332
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.315%, 07/25/2036	4,503,652	4,329,392
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $10,048,597) *	10,050,000	10,061,015
New Century Home Equity Loan Trust,
Series 2005-B, Class A2C, 0.467%, 10/25/2035	819,993	817,118
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.357%, 03/25/2036	7,507,384	7,248,732
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	82,827	84,826
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	7,878	8,006
RAMP Series Trust:
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	83,912	84,871
Series 2006-NC1, Class A2, 0.377%, 01/25/2036	1,424,397	1,417,502
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.567%, 11/25/2037	4,205,803	4,077,547
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.512%, 10/25/2035 (Acquired 03/13/2014, Cost $6,499,050) *	6,579,235	6,505,817
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.487%, 11/25/2033	3,608,281	3,571,718
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.857%, 10/25/2035	3,432,510	3,340,358
Series 2006-BC1, Class A2D, 0.487%, 12/25/2036	7,617,879	7,383,286
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 02/14/2014, Cost $2,941,083) *	2,930,121	2,941,086
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.187%, 10/25/2034	6,940,159	6,912,169
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	3,825,000	3,837,978
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,352,977
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 05/29/2015 through 06/12/2015, Cost $15,621,858) *	15,575,000	15,618,657
Wells Fargo Home Equity Asset-Backed Securities,
Series 2004-2, Class A33, 0.687%, 10/25/2034	3,473,159	3,367,321
		154,599,662	9.0%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	388,252	387,945
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.380%, 07/15/2044	3,297,163	3,299,758
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	149,436	149,237
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	8,610,545	8,763,752
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	2,342,810	2,351,417
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	1,090,205	1,098,469
FHLMC Multifamily Structured Pass Through Certificates:
Series K702, Class A2, 3.154%, 02/25/2018	305,108	318,958
Series K704, Class A2, 2.412%, 08/25/2018	300,000	308,656
Series K705, Class A2, 2.303%, 09/25/2018	3,000,000	3,077,058
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,456,762
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,992,196
Series K004, Class A2, 4.186%, 08/25/2019	5,875,000	6,387,817
Series K005, Class A2, 4.317%, 11/25/2019	4,975,000	5,446,705
Series K006, Class A2, 4.251%, 01/25/2020	2,643,000	2,890,615
Series KF02, Class A3, 0.811%, 07/25/2020	4,599,260	4,629,587
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	5,000,000	5,425,120
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	231,370	231,230
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,004,000	8,021,321
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2, 2.900%, 10/29/2020	2,150,000	2,205,952
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.448%, 12/15/2044	6,182,542	6,190,227
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,756,962
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,330,176
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,514,123
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,275,000	8,516,713
		115,750,756	6.7%
Total Long-Term Investments (Cost $1,689,693,517)		1,703,182,788	98.9%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	26,005,249	26,005,249
Total Short-Term Investment (Cost $26,005,249)		26,005,249	1.5%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	65,136,677	65,136,677
Total Investment Companies (Cost $65,136,677)		65,136,677	3.8%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $65,136,677)		65,136,677	3.8%
Total Investments (Cost $1,780,835,443)		1,794,324,714	104.2%
Liabilities in Excess of Other Assets		(72,335,847)	(4.2)%
TOTAL NET ASSETS		$ 1,721,988,867	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2015, the value of these securities total $328,185,396, which represents 19.06% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$ 1,000,000	$ 1,137,010
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)(Insured by AGM)	1,080,000	1,190,290
		2,327,300	0.2%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Pre-refunded to 07/01/2017)	1,000,000	1,088,960
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	1,926,216
		3,015,176	0.3%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,112,610	0.1%

California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM)	12,380,000	11,099,165
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM)	815,000	598,552
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,022,777
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	1,969,002
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM)	6,865,000	6,439,919
0.000%, 01/01/2023 (ETM)	14,000,000	11,867,240
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM)	17,295,000	16,328,210
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,194,749
		53,519,614	4.7%
Colorado
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	4,540,000	3,828,809
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,468,883
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	4,720,000	5,034,399
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM)	2,230,000	2,229,286
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM)	26,895,000	22,891,142
0.000%, 10/01/2022 (ETM)	17,540,000	14,928,820
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,183,212
		57,564,551	5.0%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,096,219	0.4%

Delaware
State of Delaware,
5.000%, 03/01/2020	2,000,000	2,333,020	0.2%

Florida
Brevard County School District,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,076,055
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,782,069
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,676,923
County of Palm Beach FL,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,094,370
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,609,626
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,380,000	1,528,488
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM)	4,130,000	3,928,910
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,624,084
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,792,650
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,785,219
6.875%, 10/01/2022 (ETM)	3,175,000	3,928,999
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 07/31/2015)(ETM)	1,590,000	1,740,287
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,065,000	1,144,928
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,950,000	3,358,722
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,940,000	2,468,631
Hillsborough County School Board,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,254,020
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,751,005
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,038,478
Miami-Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,011,730
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,110,760
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,335,128
Orlando Utilities Commission,
6.750%, 10/01/2017 (ETM)	1,635,000	1,755,123
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,350,000	1,361,111
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,000,000
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	5,736,328
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	2,750,000	2,978,883
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,630,000	1,874,842
		102,747,369	9.0%
Georgia
Atlanta Development Authority,
5.000%, 09/01/2023 (ETM)	1,825,000	2,184,854
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,330,458
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (ETM)	8,050,000	10,062,500
Georgia Municipal Electric Authority Power Revenue,
6.500%, 01/01/2017 (Insured by AGM)	1,905,000	1,993,506
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,156,946
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	720,000	637,085
0.000%, 12/01/2021 (ETM)	3,510,000	3,105,788
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	13,631,662
Walton County School District,
5.000%, 08/01/2024 (Pre-refunded to 08/01/2015)	1,000,000	1,003,390
		50,106,189	4.4%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,411,023
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,488,863
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,160,669
6.000%, 01/01/2020 (Insured by NPFGC)	14,745,000	16,046,099
Chicago Public Building Commission,
7.000%, 01/01/2020 (ETM)	1,555,000	1,881,488
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,036,972
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	2,694,846
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,578,934
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM)	2,000,000	1,661,560
County of Du Page IL,
5.600%, 01/01/2021	860,000	964,026
Illinois Finance Authority:
0.000%, 07/15/2023 (ETM)	21,475,000	17,691,105
0.000%, 07/15/2025 (ETM)	12,625,000	9,525,436
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	472,953
Illinois Municipal Electric Agency,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,026,910
Illinois State Toll Highway Authority:
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,152,164
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,113,383
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,147,311
Kane County Community Unit School District,
9.000%, 01/01/2023 (Insured by AGM)	2,000,000	2,847,180
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
7.750%, 01/01/2017 (ETM)	1,835,000	2,025,638
7.000%, 01/01/2018 (ETM)	5,775,000	6,622,193
7.000%, 01/01/2018 (ETM)	365,000	418,546
7.000%, 01/01/2019 (ETM)	1,755,000	2,097,523
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021	13,625,000	11,818,734
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,154,202
McHenry & Kane Counties Illinois Community School District No. 158:
0.000%, 01/01/2016 (ETM)	1,245,000	1,242,759
0.000%, 01/01/2016	725,000	720,520
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	1,890,900
5.500%, 12/15/2023 (ETM)	2,250,000	2,658,082
Regional Transportation Authority Illinois:
7.750%, 06/01/2020	865,000	997,457
6.700%, 11/01/2021	1,200,000	1,383,876
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,785,033
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,155,625
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,519,242
State of Illinois:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,077,760
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,202,750
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,562,260
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,296,883
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM)	155,000	150,979
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,128,109
		133,809,993	11.7%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,197,796
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	635,000	668,890
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,472,988
Indiana State Office Building Commission,
5.250%, 07/01/2017	1,115,000	1,209,340
Indianapolis Local Public Improvement Bond Bank:
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,857,312
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,300,022
Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 08/12/2015)	1,000,000	1,003,310
Pike County Multi-School Building Corp.,
5.000%, 07/15/2021	1,125,000	1,304,257
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,650,000
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,068,820
		15,732,735	1.4%
Kansas
City of Wichita KS:
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	47,843
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,220,350
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,100,400
		3,368,593	0.3%
Kentucky
Jefferson County School District Finance Corp.,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,706,398
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,730,000	15,544,282
		19,250,680	1.7%
Louisiana
Louisiana Public Facilities Authority,
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,620,000	3,162,707
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,965,000	12,458,741
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	21,355,000	26,926,306
State of Louisiana:
5.000%, 11/15/2018	1,775,000	1,994,461
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,577,900
		56,120,115	4.9%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,420,484
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,217,719
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,156,220
		3,794,423	0.3%
Massachusetts
Massachusetts Clean Water Trust,
5.000%, 08/01/2018 (Callable 08/01/2016)(Partially Pre-refunded)	2,115,000	2,219,418
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,770,000	1,933,760
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,106,693
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,430,550
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	1,115,000	1,137,746
6.500%, 07/15/2019 (ETM)	2,395,000	2,627,076
		30,455,243	2.7%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,469,988
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	567,580
Chippewa Valley Schools,
5.000%, 05/01/2023	4,505,000	5,289,771
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,164,040
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,326,310
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,083,260
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 07/31/2015)(Insured by AGM)	1,550,000	1,555,022
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC and Q-SBLF)	2,275,000	2,434,364
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,926,030
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,074,000
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,202,688
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,522,718
St Johns Public Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	5,040,000	5,842,570
State of Michigan,
0.000%, 06/01/2022 (ETM)	2,000,000	1,726,700
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,316,820
		41,501,861	3.6%

Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	545,000	568,424
4.500%, 07/01/2034 (Callable 07/01/2021)	1,165,000	1,240,795
University of Minnesota,
5.500%, 07/01/2021 (ETM)	9,980,000	11,782,288
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	420,000	432,554
		14,024,061	1.2%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,090,290	0.1%

Nebraska
Omaha Public Power District,
6.200%, 02/01/2017 (ETM)	3,875,000	4,093,899	0.4%

Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,204,010	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	2,295,000	2,348,634
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,163,880
		3,512,514	0.3%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,203,543
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,491,406
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	1,370,000	1,606,654
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	6,080,000	6,240,330
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,642,826
5.250%, 12/15/2020	5,000,000	5,505,450
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	170,000	175,141
6.500%, 01/01/2016 (ETM)	5,000	5,151
5.500%, 01/01/2025	2,100,000	2,601,081
		24,471,582	2.1%
New Mexico
New Mexico Hospital Equipment Loan Council,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,000,000
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	910,000	950,022
4.500%, 09/01/2028 (Callable 03/01/2020)	660,000	689,079
		2,639,101	0.2%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016 (Insured by AGM)	1,520,000	1,552,209
3.125%, 06/15/2017 (Insured by AGM)	1,000,000	1,044,110
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,090,646
3.000%, 06/15/2018	1,070,000	1,131,878
City of New York NY:
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,263,589
5.000%, 08/01/2022	5,000,000	5,883,250
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,118,660
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	15,434,159
New York State Dormitory Authority,
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	13,910,642
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,591,096
New York State Urban Development Corp.,
5.000%, 03/15/2022	2,000,000	2,357,520
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	3,415,000	3,578,339
Susquehanna Valley Central School District:
3.125%, 06/15/2017 (Insured by AGM)	1,155,000	1,205,947
3.125%, 06/15/2019 (Insured by AGM)	1,375,000	1,427,511
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	145,000	147,382
Westchester Tobacco Asset Securitization/NY,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	14,829,927
		71,566,865	6.3%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2017 (ETM)	5,710,000	5,891,635
5.000%, 01/01/2021 (ETM)	10,120,000	11,743,855
6.400%, 01/01/2021 (ETM)	4,732,000	5,368,643
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,801,030
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,285,000	2,857,324
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	345,000	417,892
		35,080,379	3.1%
Ohio
Cincinnati City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,123,600
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,912,740
4.000%, 12/01/2018	1,865,000	2,025,558
4.000%, 12/01/2019	1,940,000	2,133,690
5.000%, 12/01/2020	2,015,000	2,329,783
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 07/31/2015)(ETM)	60,000	61,368
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	1,430,000	1,508,107
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,385,176
5.500%, 02/01/2020	1,195,000	1,409,383
5.000%, 06/15/2021	6,740,000	7,962,636
		22,852,041	2.0%
Pennsylvania
Central Dauphin School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,321,971
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,410,000	1,576,719
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,874,186
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	12,225,000	14,015,351
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,235,201
3.750%, 10/01/2018	1,760,000	1,865,107
3.900%, 04/01/2019	1,025,000	1,095,130
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,789,604
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,824,322
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,675,000	3,129,590
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,909,930
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	1,820,000	2,074,691
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	450,000	535,450
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	750,000	889,913
		36,137,165	3.2%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	4,007,880
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM)	5,010,000	4,610,252
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM)	3,000,000	2,715,000
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,379,722
		12,712,854	1.1%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,359,562
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	7,898,089
		13,257,651	1.2%
South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	235,000	242,736	0.0%

Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,304,945
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM)	1,050,000	937,450
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	3,755,000	3,929,345
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	2,575,000	2,607,110
		9,778,850	0.8%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,630,368
Arlington Higher Education Finance Corp.,
5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,175,760
Central Texas Housing Finance Corp.,
0.000%, 09/01/2016 (ETM)	1,500,000	1,490,025
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,561,000
City of El Paso TX,
5.000%, 08/15/2018	1,355,000	1,519,578
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)	13,355,000	12,515,505
5.500%, 12/01/2024 (ETM)	1,735,000	2,157,993
5.500%, 12/01/2029 (ETM)	16,050,000	20,875,914
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,172,290
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,132,384
Cypress-Fairbanks Independent School District:
5.000%, 02/15/2017 (Pre-refunded to 02/15/2016)	1,085,000	1,115,489
5.000%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	415,000	426,458
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,787,671
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,726,091
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,120,590
Godley Independent School District,
5.000%, 02/15/2023	1,445,000	1,719,189
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,233,361
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024	2,810,000	3,391,726
5.000%, 08/15/2025	1,430,000	1,737,565
Harris County Health Facilities Development Corp.,
5.500%, 10/01/2019 (ETM)	4,780,000	5,327,023
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,757,471
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	200,917
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,956,333
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020	1,000,000	1,143,270
5.000%, 02/15/2026 (Callable 02/15/2024)	1,030,000	1,204,822
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,755,810
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)	1,250,000	1,507,638
Katy Independent School District,
5.000%, 02/15/2020	4,635,000	5,359,126
Keller Independent School District/TX:
5.000%, 02/15/2022	1,370,000	1,623,203
5.000%, 02/15/2023	3,340,000	4,002,155
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,239,325
Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,503,086
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	1,200,000	1,416,336
Lubbock Texas,
5.000%, 02/15/2021 (Pre-refunded to 02/15/2018)(Insured by AGM)	3,425,000	3,780,549
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,374,769
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,086,230
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,549,281
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,060,305
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,294,668
Mesquite Independent School District:
5.000%, 08/15/2024	1,425,000	1,725,176
5.000%, 08/15/2025	2,600,000	3,169,582
5.000%, 08/15/2025	1,500,000	1,828,605
New Caney Independent School District:
5.000%, 02/15/2023	1,000,000	1,194,380
5.000%, 02/15/2024	1,030,000	1,240,687
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,177,045
5.000%, 08/01/2023	5,805,000	6,948,527
5.000%, 02/01/2024	2,930,000	3,519,370
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,301,919
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,197,660
Port Arthur Independent School District,
5.000%, 02/15/2024	1,000,000	1,199,380
Retama Texas Development Corporation Special Facilities Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,524,947
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	12,915,255
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM)	2,100,000	2,099,412
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,010,700
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,113,706
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,147,225
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	9,458,882
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM)	1,800,000	1,787,616
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,243,726
Texas State:
5.000%, 10/01/2018	6,285,000	7,064,214
5.000%, 04/01/2020 (Pre-refunded to 04/01/2016)	3,965,000	4,102,824
5.000%, 08/01/2021	1,205,000	1,426,515
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,200,000
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,287,524
University of Texas System,
5.000%, 08/15/2022	9,530,000	11,359,760
Waco Independent School District:
0.000%, 08/15/2018	3,245,000	3,109,197
5.000%, 08/15/2022	3,085,000	3,661,648
5.000%, 08/15/2023	3,090,000	3,703,859
Wichita Falls Independent School District,
5.000%, 02/01/2024	1,670,000	2,010,212
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,198,306
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,864,846
		223,423,979	19.5%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,600,635
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,059,015
		6,659,650	0.6%
Virginia
City of Bristol VA,
5.500%, 11/01/2018 (ETM)	1,095,000	1,212,691
County of Fairfax VA,
4.000%, 10/01/2016	2,500,000	2,609,900
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,790,295
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,503,527
		7,116,413	0.6%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,007,465
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 07/31/2015)(ETM)	3,605,000	4,151,446
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,129,873
Walla Walla County School District No. 250 College Place,
5.000%, 12/01/2019	1,290,000	1,446,516
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,305,000	1,505,996
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	759,889
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	9,347,562
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,605,000	5,768,499
Washington State:
5.000%, 01/01/2021	10,000,000	11,715,800
5.500%, 07/01/2023	5,000,000	6,053,650
		48,886,696	4.3%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,264,289	0.1%

Wisconsin
Ladysmith School District/WI:
5.200%, 04/01/2018 (Callable 04/01/2016)	1,900,000	1,961,921
5.200%, 04/01/2018 (Callable 04/01/2016)	420,000	433,881
		2,395,802	0.2%
Total Municipal Bonds (Cost $1,093,336,463)		1,125,266,518	98.4%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	3,009,094	3,009,094
Total Short-Term Investment (Cost $3,009,094)		3,009,094	0.3%

Total Investments (Cost $1,096,345,557)		1,128,275,612	98.7%
Other Assets in Excess of Liabilities		15,257,279	1.3%
TOTAL NET ASSETS		$ 1,143,532,891	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
Q-SBLF - Qualified School Building Loan Fund
« 7-Day Yield

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2015 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$ 92,575,000	$ 92,365,225
2.625%, 08/15/2020	347,675,000	363,564,791
2.500%, 05/15/2024	20,900,000	21,257,578
5.250%, 11/15/2028 @	88,726,500	115,649,492
3.500%, 02/15/2039	353,280,900	380,825,858
		973,662,944	16.8%
Corporate Bonds
Finance
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,026,418) * f	11,033,000	11,207,520
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $8,980,200) * f	9,000,000	8,947,521
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	5,780,574
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	401,850
American International Group, Inc.:
6.400%, 12/15/2020	830,000	986,741
4.875%, 06/01/2022	4,903,000	5,378,184
4.125%, 02/15/2024 @	893,000	926,643
3.875%, 01/15/2035	4,875,000	4,403,261
8.175%, 05/15/2058	893,000	1,182,332
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,122,813
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	262,595
ANZ New Zealand (Int'l) Ltd.,
1.750%, 03/29/2018 (Acquired 03/24/2015 through 06/15/2015, Cost $2,434,251) * f	2,435,000	2,434,593
Aon PLC,
4.000%, 11/27/2023 f	6,150,000	6,328,713
Associates Corp. of North America,
6.950%, 11/01/2018	4,764,000	5,480,906
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $5,991,840) * @ f	6,000,000	6,033,378
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	382,581
Bank of America Corp.:
10.200%, 07/15/2015	1,531,000	1,534,548
6.400%, 08/28/2017	893,000	979,119
6.875%, 04/25/2018	3,162,000	3,572,051
7.750%, 05/14/2038	1,138,000	1,515,231
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	1,941,000	1,830,410
Barclays Bank PLC:
6.050%, 12/04/2017 (Acquired 05/27/2015, Cost $10,910,805) * f	10,000,000	10,880,390
2.500%, 02/20/2019 @ f	2,000,000	2,013,340
6.750%, 05/22/2019 f	3,570,000	4,139,958
3.750%, 05/15/2024 f	1,450,000	1,456,313
Barclays PLC,
3.650%, 03/16/2025 f	8,100,000	7,660,964
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,011,095
BNP Paribas,
3.250%, 03/03/2023 @ f	3,570,000	3,543,225
BNP Paribas SA,
2.375%, 05/21/2020 f	10,000,000	9,898,980
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014 through 04/17/2015, Cost $7,349,494) * f	7,300,000	7,309,899
BPCE:
1.129%, 02/10/2017 f	2,544,000	2,558,020
2.500%, 07/15/2019 @ f	1,925,000	1,940,519
2.250%, 01/27/2020 @ f	6,000,000	5,942,472
5.700%, 10/22/2023 (Acquired 10/15/2013 through 09/30/2014, Cost $8,222,399) * f	8,055,000	8,490,905
4.000%, 04/15/2024 @ f	2,500,000	2,523,850
4.625%, 07/11/2024 (Acquired 04/24/2015, Cost $5,753,776) * f	5,625,000	5,500,721
Caisse Centrale Desjardins,
0.944%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) * f	19,000,000	19,079,363
Capital One Bank (USA) National Association,
3.375%, 02/15/2023	8,150,000	7,916,755
Capital One NA:
0.959%, 02/05/2018	3,625,000	3,625,819
2.400%, 09/05/2019 @	12,000,000	11,893,188
Citigroup, Inc.:
4.450%, 01/10/2017 @	893,000	932,971
6.125%, 11/21/2017	2,477,000	2,724,630
1.850%, 11/24/2017	6,100,000	6,114,884
1.700%, 04/27/2018	13,000,000	12,916,436
3.750%, 06/16/2024	1,000,000	1,005,925
Citizens Bank, National Association,
2.450%, 12/04/2019	19,300,000	19,174,589
CNA Financial Corp.:
6.500%, 08/15/2016	11,069,000	11,707,880
5.750%, 08/15/2021	7,199,000	8,151,651
7.250%, 11/15/2023	4,000,000	4,826,664
Comerica Bank,
2.500%, 06/02/2020 @	14,000,000	14,008,428
Commonwealth Bank of Australia,
0.874%, 10/08/2015 (Acquired 01/09/2013, Cost $4,263,265) * f	4,263,000	4,262,702
Compass Bank:
2.750%, 09/29/2019	16,216,000	16,175,930
3.875%, 04/10/2025	13,000,000	12,238,902
Countrywide Financial Corp.,
6.250%, 05/15/2016	4,757,000	4,943,784
Credit Agricole SA:
1.132%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f	1,500,000	1,507,459
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $893,000) * f	893,000	928,720
Credit Suisse:
1.700%, 04/27/2018 f	6,000,000	5,958,186
5.300%, 08/13/2019 f	1,406,000	1,565,833
5.400%, 01/14/2020 f	5,000,000	5,528,325
3.000%, 10/29/2021 f	7,000,000	6,945,414
3.625%, 09/09/2024 f	4,325,000	4,299,305
Credit Suisse Group Funding Guernsey Ltd.,
2.750%, 03/26/2020 (Acquired 03/23/2015, Cost $4,547,680) * f	4,550,000	4,492,911
Deutsche Bank Aktiengesellschaft,
3.700%, 05/30/2024 f	10,000,000	9,875,370
Discover Financial Services,
3.950%, 11/06/2024	5,000,000	4,858,350
Dresdner Bank AG,
7.250%, 09/15/2015 f	5,475,000	5,532,159
First Horizon National Corp.,
5.375%, 12/15/2015	2,872,000	2,916,031
First Tennessee Bank National Association:
5.650%, 04/01/2016	500,000	515,662
2.950%, 12/01/2019	5,612,000	5,609,211
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,813,906
General Electric Capital Corp.:
2.200%, 01/09/2020	5,000,000	4,998,580
5.550%, 05/04/2020	5,534,000	6,310,398
4.650%, 10/17/2021	5,355,000	5,867,233
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,185,430
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,221,312
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) *	2,499,000	2,548,980
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,378,947) *	4,378,000	4,485,699
HSBC Bank PLC,
0.914%, 05/15/2018 (Acquired 12/17/2014, Cost $4,970,347) * f	4,950,000	4,970,953
HSBC Finance Corp.:
0.713%, 06/01/2016	5,000,000	4,991,875
6.676%, 01/15/2021	7,500,000	8,676,780
HSBC Holdings PLC,
6.500%, 09/15/2037 f	1,874,000	2,261,397
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,975,469
5.000%, 09/27/2020	3,716,000	4,123,891
9.125%, 05/15/2021	625,000	810,456
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	2,151,663
Huntington National Bank,
2.000%, 06/30/2018	9,000,000	9,008,829
ING Bank NV:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,256,241) * f	3,258,000	3,327,656
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	1,993,906
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,522,411
2.450%, 03/16/2020 (Acquired 03/10/2015 through 04/29/2015, Cost $9,210,789) * f	9,225,000	9,224,142
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/07/2014, Cost $2,579,637) * f	2,450,000	2,675,165
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,902,000	5,833,997
J.P. Morgan Chase & Co.:
2.200%, 10/22/2019	3,675,000	3,642,619
4.250%, 10/15/2020	886,000	947,367
3.125%, 01/23/2025 @	14,000,000	13,366,584
5.600%, 07/15/2041	4,106,000	4,655,223
J.P. Morgan Chase Bank, National Association,
6.000%, 10/01/2017	500,000	545,176
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,086,276
6.250%, 01/15/2036	1,390,000	1,378,328
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,667,277) *	6,069,000	7,442,949
KeyBank National Association,
0.803%, 06/01/2018	10,600,000	10,606,042
2.250%, 03/16/2020	5,000,000	4,957,570
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	3,994,480
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/29/2015, Cost $966,091) * f	950,000	969,733
2.500%, 05/16/2018 (Acquired 08/02/2013 through 04/27/2015, Cost $18,620,095) * f	18,658,000	18,685,427
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,754,069
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) *	2,231,000	3,368,810
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,701) *	465,000	568,005
Lincoln National Corp.:
8.750%, 07/01/2019	5,218,000	6,397,513
6.050%, 04/20/2067	1,004,000	908,620
Lloyds Bank PLC:
1.750%, 05/14/2018 f	7,775,000	7,767,194
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,405,409) * f	1,428,000	1,631,480
2.400%, 03/17/2020 f	20,000,000	19,945,180
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	4,997,735
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $4,989,000) * f	5,000,000	4,978,305
Macquarie Group Ltd.,
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,673,182
7.625%, 08/13/2019 (Acquired 02/12/2014 through 05/18/2015, Cost $4,654,129) * f	3,944,000	4,610,157
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,689,962
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	2,231,000	2,267,423
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (Acquired 05/27/2009 through 06/03/2015, Cost $24,746,735) *	16,575,000	24,843,207
4.500%, 04/15/2065 (Acquired 04/08/2015, Cost $2,945,520) *	3,000,000	2,664,183
MBIA Insurance Corp.,
11.535%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) * §	714,000	339,150
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,171,298
6.500%, 12/15/2032	466,000	579,508
4.050%, 03/01/2045 @	10,000,000	9,184,910
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 04/27/2015, Cost $2,046,052) *	2,004,000	1,969,337
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013 through 04/29/2015, Cost $3,345,543) * f	3,349,000	3,353,842
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,117,256
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	17,776,582
2.375%, 07/23/2019 @	1,000,000	993,433
5.625%, 09/23/2019	1,941,000	2,175,073
2.650%, 01/27/2020	4,200,000	4,192,507
2.800%, 06/16/2020	5,000,000	5,005,315
Series F, 3.875%, 04/29/2024	1,650,000	1,667,581
3.700%, 10/23/2024 @	4,000,000	3,983,804
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	4,940,300
National Australia Bank Ltd.,
0.774%, 10/08/2015 (Acquired 01/16/2013, Cost $8,701,085) * f	8,700,000	8,699,608
National City Bank,
5.800%, 06/07/2017	1,750,000	1,884,760
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $19,046,249) *	16,905,000	18,551,682
Navient LLC,
5.625%, 08/01/2033	446,000	361,260
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,293,523
2.750%, 03/19/2019 f	1,625,000	1,640,017
6.700%, 03/04/2020 f	1,667,000	1,955,199
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015 through 04/24/2015, Cost $8,130,029) *	8,000,000	7,933,344
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	2,810,636
PNC Funding Corp.,
5.250%, 11/15/2015	2,500,000	2,540,845
Principal Financial Group, Inc.:
8.875%, 05/15/2019	2,215,000	2,726,778
3.400%, 05/15/2025	16,000,000	15,629,824
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $3,994,720) *	4,000,000	3,950,540
Protective Life Corp.,
7.375%, 10/15/2019	7,096,000	8,402,764
Prudential Covered Trust,
2.997%, 09/30/2015 (Acquired 12/19/2012 through 07/23/2013, Cost $5,596,944) *	5,576,200	5,605,369
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	6,105,095
Regions Bank,
7.500%, 05/15/2018	7,108,000	8,158,761
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 04/14/2015, Cost $7,021,603) *	6,940,000	6,901,192
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $20,936,160) *	21,000,000	20,794,263
Santander Bank NA,
8.750%, 05/30/2018	8,802,000	10,259,743
Santander UK PLC:
2.650%, 04/17/2020	7,000,000	6,881,770
5.000%, 11/07/2023 (Acquired 10/31/2013 through 12/02/2014, Cost $10,297,843) * f	9,880,000	10,110,046
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013 through 05/07/2015, Cost $6,858,881) * f	6,835,000	6,942,610
2.375%, 03/25/2019 (Acquired 03/18/2014 through 04/29/2015, Cost $1,727,821) * f	1,725,000	1,741,905
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $14,976,900) * @ f	15,000,000	14,875,410
Societe Generale:
1.364%, 10/01/2018 f	6,000,000	6,092,016
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $7,875,120) * f	8,000,000	7,522,080
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,323) * f	4,463,000	4,406,329
Springleaf Finance Corp.,
6.900%, 12/15/2017 @	400,000	424,000
Standard Chartered PLC:
0.914%, 04/17/2018 (Acquired 04/13/2015, Cost $3,000,000) * f	3,000,000	2,998,347
1.700%, 04/17/2018 (Acquired 04/13/2015 through 04/24/2015, Cost $11,588,924) * f	11,600,000	11,552,208
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * @ f	6,000,000	6,220,032
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 f	20,500,000	20,546,596
3.950%, 07/19/2023 f	1,850,000	1,924,814
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,131,330
SUSA Partnership LP,
8.200%, 06/01/2017	921,000	1,029,080
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,305) * f	1,785,000	1,805,643
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,351,093
2.200%, 03/04/2020 (Acquired 02/25/2015 through 04/29/2015, Cost $9,569,644) * f	9,575,000	9,511,058
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $889,044) *	893,000	919,582
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,014,236
3.750%, 08/15/2021	10,225,000	10,302,792
4.250%, 08/15/2024 @	14,464,000	14,526,123
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,348,344
2.950%, 04/01/2022	4,625,000	4,585,720
3.625%, 04/01/2025	7,000,000	7,108,829
The Bank Of Nova Scotia,
1.700%, 06/11/2018 f	15,000,000	15,005,850
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.655%, 07/15/2016 f	4,600,000	4,598,951
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,938,533) * f	2,911,000	3,061,982
3.750%, 03/10/2024 (Acquired 03/04/2014 through 04/29/2015, Cost $2,805,038) * f	2,800,000	2,855,796
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	6,283,786
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	893,000	977,617
6.150%, 04/01/2018	5,634,000	6,264,332
7.500%, 02/15/2019	1,964,000	2,306,932
2.550%, 10/23/2019	2,700,000	2,706,329
1.884%, 11/29/2023	5,000,000	5,081,815
3.850%, 07/08/2024	3,000,000	2,997,399
3.500%, 01/23/2025	3,000,000	2,909,382
3.750%, 05/22/2025	5,000,000	4,934,210
The Guardian Life Insurance Co. of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	1,946,072
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,705,684
8.125%, 06/15/2038	1,964,000	2,207,045
The Royal Bank of Scotland PLC,
6.125%, 01/11/2021 f	3,012,000	3,456,282
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,729,690
UBS AG:
1.375%, 08/14/2017 f	7,000,000	6,974,695
0.981%, 03/26/2018 f	8,250,000	8,247,533
5.750%, 04/25/2018 f	2,678,000	2,966,876
1.133%, 06/01/2020 f	11,000,000	10,968,496
Voya Financial, Inc.,
5.500%, 07/15/2022	18,350,000	20,604,096
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,548,259
Wells Fargo & Co.:
Series N, 2.150%, 01/30/2020 @	2,750,000	2,723,749
3.000%, 02/19/2025	5,000,000	4,788,695
3.900%, 05/01/2045 @	15,000,000	13,499,295
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	3,789,000	4,173,739
Westpac Banking Corp.,
1.600%, 01/12/2018 f	7,229,000	7,251,070
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	8,511,000	9,547,904
Willis North America, Inc.:
5.625%, 07/15/2015	669,000	669,800
7.000%, 09/29/2019	4,463,000	5,085,285
		1,198,724,317	20.6%

Utility
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	930,539
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	124,000	133,920
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	4,978,110
ENEL Finance International NV:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,421,711
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,044,715
Exelon Generation Co. LLC:
6.200%, 10/01/2017	1,964,000	2,147,290
4.950%, 06/15/2035	3,500,000	3,533,292
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,270,793
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	547,000	696,111
2.000%, 01/27/2020	2,000,000	1,971,036
8.000%, 03/01/2032	2,834,000	3,904,195
NextEra Energy Capital Holdings Inc.,
1.586%, 06/01/2017	5,375,000	5,386,674
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,455,000	2,548,597
PPL Energy Supply LLC,
Series A, 5.700%, 10/15/2015	1,839,000	1,839,000
PSEG Power LLC:
5.320%, 09/15/2016	2,877,000	3,012,527
5.125%, 04/15/2020	3,575,000	3,947,100
RGS I&M Funding Corp.,
Series F*, 9.820%, 06/07/2022	747,359	881,056
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,840,335
		47,487,001	0.8%
Industrials
21st Century Fox America, Inc.,
6.150%, 03/01/2037	2,570,000	2,971,676
AbbVie, Inc.,
2.500%, 05/14/2020	9,500,000	9,402,539
Actavis Funding SCS,
3.850%, 06/15/2024 f	3,000,000	2,963,844
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,118,366
Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,495,866
Altera Corp.,
4.100%, 11/15/2023	2,000,000	2,103,806
Ameritech Capital Funding Corp.:
9.100%, 06/01/2016	693,330	731,791
6.450%, 01/15/2018	2,668,000	2,961,371
Amgen, Inc.,
4.400%, 05/01/2045	5,300,000	4,883,886
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 f	7,170,000	8,978,733
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	5,355,000	5,876,599
8.700%, 03/15/2019	2,432,000	2,940,526
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	2,173,625
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,561,831
AT&T, Inc.:
3.400%, 05/15/2025	18,200,000	17,357,486
4.750%, 05/15/2046	5,000,000	4,549,870
Baxalta, Inc.,
2.875%, 06/23/2020 (Acquired 06/18/2015, Cost $4,998,400) *	5,000,000	4,992,705
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,035,470
Beam Suntory, Inc.,
1.875%, 05/15/2017	2,000,000	2,017,732
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,600,000	4,603,478
3.250%, 11/12/2020	7,000,000	7,186,410
Boston Scientific Corp.:
2.650%, 10/01/2018	10,000,000	10,144,050
2.850%, 05/15/2020	7,000,000	6,950,615
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	6,933,000	8,381,082
Bunge NA Finance LP,
5.900%, 04/01/2017	3,392,000	3,623,497
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	2,766,915
Canadian Natural Resources Ltd.:
5.700%, 05/15/2017 f	2,550,000	2,743,843
6.500%, 02/15/2037 f	982,000	1,115,528
Celgene Corporation,
4.000%, 08/15/2023	2,477,000	2,533,547
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,678,000	2,778,425
CF Industries, Inc.:
3.450%, 06/01/2023	6,000,000	5,809,200
5.150%, 03/15/2034	3,000,000	2,963,115
Chevron Phillips Chemical Co. LLC,
1.030%, 05/01/2020 (Acquired 05/07/2015, Cost $25,000,000) *	25,000,000	25,046,725
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020 (Acquired 05/19/2015 through 06/11/2015, Cost $14,555,719) *	14,575,000	14,631,857
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	5,578,408
6.950%, 08/15/2037	893,000	1,161,001
Computer Sciences Corp.,
2.500%, 09/15/2015	4,986,000	5,000,853
ConAgra Foods, Inc.:
0.646%, 07/21/2016	4,000,000	3,988,604
5.819%, 06/15/2017	1,506,000	1,617,825
1.900%, 01/25/2018	11,635,000	11,461,650
7.000%, 04/15/2019	4,127,000	4,713,505
4.950%, 08/15/2020	1,785,000	1,935,013
9.750%, 03/01/2021	4,548,000	5,747,126
ConocoPhillips Co.,
1.176%, 05/15/2022	8,350,000	8,410,579
Continental Airlines Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	124,037	129,619
Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,991,350) *	5,000,000	4,805,245
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	8,307,513
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,872,932) *	2,000,000	2,549,608
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,197,640
D.R. Horton, Inc.,
6.500%, 04/15/2016 @	893,000	922,022
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $5,995,022) *	5,065,000	5,877,522
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 f	511,000	718,941
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040	4,017,000	4,497,100
Enable Midstream Partners LP,
3.900%, 05/15/2024 (Acquired 05/19/2014, Cost $4,994,350) *	5,000,000	4,633,210
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	1,100,978
4.050%, 03/15/2025	16,585,000	15,639,489
Ensco PLC,
5.200%, 03/15/2025 @ f	4,000,000	3,960,260
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,084,996
EQT Midstream Partners LP,
4.000%, 08/01/2024	3,000,000	2,839,605
Express Scripts Holding Co.:
2.650%, 02/15/2017	2,678,000	2,725,968
4.750%, 11/15/2021	5,000,000	5,425,530
3.900%, 02/15/2022	10,000,000	10,268,690
3.500%, 06/15/2024 @	9,000,000	8,802,486
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,653,061	1,802,519
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	5,844,330
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	17,845,000	17,321,089
3.875%, 06/05/2024	2,150,000	2,121,792
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	9,980,810
4.625%, 10/01/2020	1,785,000	1,929,374
3.500%, 10/01/2022	5,410,000	5,385,331
FMC Corp.,
4.100%, 02/01/2024	3,000,000	3,056,964
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	5,000,000	4,717,200
4.375%, 05/10/2043 f	4,374,000	4,056,841
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	1,800,000	1,807,411
2.240%, 06/15/2018	6,250,000	6,254,225
Ford Motor Credit Company LLC:
2.375%, 03/12/2019 @	6,806,000	6,784,057
2.597%, 11/04/2019	10,000,000	9,927,020
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 04/24/2015, Cost $26,278,162) *	24,000,000	26,043,168
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	3,221,000	3,406,208
6.625%, 05/01/2021	1,447,000	1,520,073
6.750%, 02/01/2022	2,649,000	2,807,940
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014 through 06/09/2015, Cost $14,232,862) *	14,250,000	14,236,491
Glencore Finance (Canada) Ltd.,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $631,127) * f	616,000	648,370
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,412,921
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/20/2015, Cost $6,676,251) *	6,746,000	6,526,181
4.625%, 04/29/2024 (Acquired 04/22/2014 through 04/29/2015, Cost $4,984,909) *	4,900,000	4,856,410
4.000%, 04/16/2025 (Acquired 04/08/2015, Cost $4,411,285) *	4,450,000	4,139,408
GTE Corp.,
8.750%, 11/01/2021	89,000	113,925
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,493,188
Harris Corp.:
2.700%, 04/27/2020	4,000,000	3,948,904
3.832%, 04/27/2025 @	5,000,000	4,860,355
Heinz HJ Co.,
2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $3,990,920) *	4,000,000	4,003,112
Hess Corp.,
8.125%, 02/15/2019 @	4,376,000	5,180,733
Hewlett-Packard Co.:
3.300%, 12/09/2016	5,369,000	5,511,145
4.650%, 12/09/2021 @	6,645,000	7,053,129
Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,311,873
Holcim US Finance S. a r.l. & Cie S.C.S.,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,245,791) * f	1,232,000	1,391,474
Hospira, Inc.:
6.050%, 03/30/2017	6,663,000	7,169,108
5.800%, 08/12/2023	6,000,000	6,983,508
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $9,141,288) * f	8,288,000	9,800,021
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (Acquired 04/27/2015, Cost $10,442,791) * f	9,150,000	10,322,335
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $4,994,200) * f	5,000,000	4,918,815
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 04/23/2013, Cost $2,062,003) * f	2,008,000	2,071,553
1.086%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f	2,000,000	2,005,196
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,676,064) * f	7,458,000	7,722,319
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * @ f	5,150,000	5,128,241
Ingersoll-Rand Luxembourg Finance S.A.,
2.625%, 05/01/2020 f	2,650,000	2,638,438
Johnson Controls, Inc.:
6.000%, 01/15/2036	1,093,000	1,253,577
4.950%, 07/02/2064	2,400,000	2,280,360
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	1,072,792
6.950%, 01/15/2038	2,008,000	2,157,970
6.500%, 09/01/2039	893,000	915,656
Kinder Morgan Finance Co. LLC,
5.700%, 01/05/2016 @	803,000	820,770
Kinder Morgan, Inc.,
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $4,453,958) *	4,155,000	4,395,674
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,366,146
Lafarge SA,
7.125%, 07/15/2036 f	893,000	1,069,367
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,801,105
Marathon Petroleum Corp.:
3.625%, 09/15/2024	1,600,000	1,570,893
4.750%, 09/15/2044 @	1,500,000	1,369,044
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	902,911
Masco Corp.,
6.125%, 10/03/2016	1,450,000	1,526,125
Medtronic, Inc.:
3.150%, 03/15/2022 (Acquired 12/01/2014, Cost $3,966,692) *	3,975,000	3,992,808
4.375%, 03/15/2035 (Acquired 12/01/2014, Cost $2,973,510) *	3,000,000	2,976,975
Murphy Oil Corp.,
4.000%, 06/01/2022	4,463,000	4,218,057
Mylan, Inc.,
7.875%, 07/15/2020 (Acquired 04/25/2014, Cost $3,126,031) *	3,000,000	3,125,175
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,060,403
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	6,288,000	6,292,226
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	1,888,235
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,885,303
Noble Energy, Inc.,
8.250%, 03/01/2019 @	2,684,000	3,197,857
Noble Holding International Ltd.,
4.000%, 03/16/2018 f	4,000,000	4,095,256
ONEOK Partners LP:
6.150%, 10/01/2016	3,036,000	3,207,060
8.625%, 03/01/2019	7,627,000	9,072,195
3.375%, 10/01/2022	1,130,000	1,039,556
Oracle Corp.:
3.400%, 07/08/2024 @	3,000,000	3,007,650
2.950%, 05/15/2025	6,025,000	5,798,580
Pactiv LLC,
7.950%, 12/15/2025	286,000	283,140
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,565,802) * f	15,546,000	15,381,741
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	7,041,000	7,528,167
Phillips 66,
4.875%, 11/15/2044	21,130,000	20,181,960
Plum Creek Timberlands LP,
5.875%, 11/15/2015	3,887,000	3,953,339
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,037,683) * f	975,000	1,040,519
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	920,906
Qualcomm, Inc.:
0.826%, 05/20/2020	7,450,000	7,467,686
2.250%, 05/20/2020 @	3,600,000	3,581,561
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	2,231,000	2,398,325
6.125%, 01/15/2017	88,000	90,640
7.625%, 06/15/2020 @	893,000	1,004,625
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	8,265,460
3.550%, 06/01/2022	3,000,000	3,038,880
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	492,413
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	4,909,000	6,127,743
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,825,162
SABMiller Holdings, Inc.,
0.968%, 08/01/2018 (Acquired 10/21/2014, Cost $10,043,846) *	10,000,000	10,027,040
Samarco Mineracao SA,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,476,572) * f	4,463,000	4,418,370
Shell International Finance BV:
3.250%, 05/11/2025 @ f	5,725,000	5,669,347
4.125%, 05/11/2035 f	10,000,000	9,789,190
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,705,752
Southern Natural Gas Company LLC,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,331,314
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,201,307
Sprint Capital Corp.:
6.900%, 05/01/2019	2,499,000	2,548,980
8.750%, 03/15/2032	320,000	311,200
Talisman Energy, Inc.,
7.750%, 06/01/2019 f	1,071,000	1,228,211
TC PipeLines LP,
4.375%, 03/13/2025	9,000,000	8,890,065
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	2,005,894
7.200%, 07/18/2036 f	5,475,000	5,981,437
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	1,930,000	2,018,000
6.221%, 07/03/2017 f	4,530,000	4,923,825
5.462%, 02/16/2021 @ f	8,830,000	9,763,746
The Dow Chemical Co.,
8.550%, 05/15/2019	8,000,000	9,753,864
The JM Smucker Co.,
3.500%, 03/15/2025 (Acquired 03/12/2015, Cost $4,998,750) *	5,000,000	4,898,450
The Mosaic Co.,
5.450%, 11/15/2033	2,000,000	2,128,950
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	4,845,420
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	4,925,000	4,918,233
Time Warner Cable, Inc.:
6.550%, 05/01/2037	893,000	929,634
6.750%, 06/15/2039	2,767,000	2,954,188
Time Warner, Inc.:
3.600%, 07/15/2025 @	2,200,000	2,139,898
7.625%, 04/15/2031 @	5,207,000	6,770,839
7.700%, 05/01/2032	8,418,000	11,058,037
Timken Co.,
3.875%, 09/01/2024	2,000,000	1,935,940
Transocean, Inc.,
6.500%, 11/15/2020 @ f	4,000,000	3,705,000
TSMC Global Ltd.:
0.950%, 04/03/2016 (Acquired 04/29/2015, Cost $1,239,354) * f	1,240,000	1,236,646
1.625%, 04/03/2018 (Acquired 12/03/2013 through 04/29/2015, Cost $9,744,998) * f	9,865,000	9,752,134
TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,019,405
3.900%, 02/01/2045 (Acquired 01/26/2015 through 04/29/2015, Cost $10,151,754) *	10,250,000	8,978,774
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	6,248,000	6,932,668
Union Pacific Corp.,
3.375%, 02/01/2035	3,000,000	2,666,958
US Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	207,944	220,680
Vale Overseas Ltd.:
8.250%, 01/17/2034 f	8,526,000	9,475,882
6.875%, 11/21/2036 f	1,483,000	1,433,779
6.875%, 11/10/2039 f	2,893,000	2,784,223
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	19,171,627
6.625%, 06/15/2037	2,100,000	2,371,763
Verizon Communications, Inc.:
4.150%, 03/15/2024 @	3,000,000	3,079,236
6.400%, 09/15/2033	14,140,000	16,203,592
4.272%, 01/15/2036 (Acquired 10/22/2014 through 04/29/2015, Cost $7,880,770) *	8,148,000	7,350,058
Viacom, Inc.,
2.500%, 09/01/2018	7,628,000	7,707,476
Vulcan Materials Co.:
7.000%, 06/15/2018	1,785,000	2,017,050
7.150%, 11/30/2037	446,000	486,140
Wabtec Corp.,
4.375%, 08/15/2023	2,678,000	2,783,353
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	2,000,000	1,986,124
3.800%, 11/18/2024 @	5,934,000	5,811,629
Weatherford International Ltd.,
9.625%, 03/01/2019 f	3,120,000	3,642,831
Western Gas Partners LP,
5.375%, 06/01/2021	8,701,000	9,391,877
Westvaco Corp.:
9.750%, 06/15/2020	143,000	180,965
8.200%, 01/15/2030	4,463,000	6,019,154
Williams Partners LP,
6.300%, 04/15/2040	2,767,000	2,810,832
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015 through 04/14/2015, Cost $12,292,106) * f	12,300,000	11,812,576
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,344,732
		1,060,176,788	18.3%
Total Corporate Bonds		2,306,388,106	39.7%

Other Government Related Securities
CNOOC Finance 2015 Australia Pty Ltd.,
2.625%, 05/05/2020 f	14,500,000	14,310,441
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	1,999,464
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,738,255
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,602,681
Export-Import Bank of Korea:
4.000%, 01/11/2017 f	1,400,000	1,454,877
2.250%, 01/21/2020 f	11,000,000	10,893,531
Industrial Bank of Korea,
2.000%, 04/23/2020 (Acquired 04/16/2015, Cost $6,972,210) * f	7,000,000	6,893,551
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	1,932,000	2,408,533
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * @ f	2,321,000	2,520,966
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,064,196
7.500%, 07/30/2039 f	4,175,000	5,560,094
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	1,506,375	1,656,078
Petrobras Global Finance BV:
2.643%, 03/17/2017 f	3,000,000	2,946,600
4.375%, 05/20/2023 @ f	1,785,000	1,555,110
Petrobras International Finance Company SA:
3.500%, 02/06/2017 f	4,463,000	4,414,934
5.750%, 01/20/2020 f	893,000	884,820
Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,718,487
8.000%, 05/03/2019 f	1,500,000	1,757,400
5.500%, 01/21/2021 f	5,600,000	6,073,200
4.875%, 01/24/2022 f	4,000,000	4,159,480
4.500%, 01/23/2026 (Acquired 01/15/2015, Cost $2,495,500) * @ f	2,500,000	2,443,500
6.625%, 06/15/2035 f	893,000	953,278
Portigon AG,
4.796%, 07/15/2015 f	2,488,000	2,488,080
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,573,230
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $14,936,400) * f	15,000,000	14,774,100
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $9,902,200) * @ f	10,000,000	9,610,130
The Korea Development Bank:
0.901%, 01/22/2017 f	2,000,000	1,999,190
2.250%, 05/18/2020 f	2,000,000	1,987,166
		121,441,372	2.1%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,048,129
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,854,574
California School Finance Authority:
5.041%, 07/01/2020	2,230,000	2,435,784
5.043%, 01/01/2021 (Callable 12/31/2015)	1,785,000	1,799,102
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,593,801
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	869,242
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,424,030
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,741,343
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2015)	4,610,000	4,545,460
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	970,000	997,286
3.750%, 07/01/2034 (Callable 07/01/2023)	2,480,000	2,612,605
New Jersey Economic Development Authority,
2.421%, 06/15/2018	7,000,000	7,040,390
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	4,545,000	4,674,896
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	6,916,009
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,690,351
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,477,976
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,057,391
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,690,809
		70,469,178	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	735,418	748,360
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	117,314	124,047
5.500%, 11/01/2022	78,124	87,417
5.500%, 07/01/2023	90,062	100,828
3.500%, 11/01/2025	6,612,341	6,984,405
2.500%, 04/01/2028	5,262,190	5,375,788
6.500%, 06/01/2029	274,282	321,105
5.000%, 08/01/2033	11,305,733	12,609,114
5.500%, 01/01/2036	474,506	532,023
5.000%, 03/01/2036	11,478,017	12,688,574
6.000%, 12/01/2036	380,726	433,232
5.000%, 03/01/2038	3,614,151	3,980,999
5.500%, 05/01/2038	1,561,298	1,747,475
4.500%, 11/01/2039	5,100,969	5,519,996
4.500%, 11/01/2039	8,960,259	9,696,260
5.000%, 03/01/2040	2,465,970	2,729,958
4.500%, 08/01/2040	1,972,296	2,134,804
4.500%, 09/01/2040	7,115,747	7,694,430
4.500%, 03/01/2041	5,172,900	5,597,643
4.000%, 03/01/2042	14,609,595	15,507,027
3.500%, 06/01/2042	9,094,118	9,377,980
3.500%, 07/01/2042	23,446,129	24,177,347
3.000%, 08/01/2042	28,150,971	28,073,755
3.000%, 10/01/2042	10,523,055	10,494,175
3.000%, 01/01/2043	22,211,651	22,126,298
3.000%, 02/01/2043	5,702,806	5,687,150
3.000%, 04/01/2043	9,498,532	9,470,274
3.000%, 06/01/2043	29,402,942	29,305,201
3.000%, 08/01/2043	9,003,532	8,971,437
4.000%, 03/01/2044	14,710,333	15,558,512
3.500%, 07/01/2044	22,501,741	23,174,768
4.000%, 07/01/2044	12,320,964	13,037,322
3.500%, 08/01/2044	851,297	876,759
3.500%, 10/01/2044	21,250,427	21,886,028
4.000%, 10/01/2044	22,758,678	24,188,272
Federal Home Loan Mortgage Corp. (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019 ^	19,356	19,274
Series 141, Class D, 5.000%, 05/15/2021	14,952	15,608
Series 1074, Class I, 6.750%, 05/15/2021	14,226	15,218
Series 1081, Class K, 7.000%, 05/15/2021	93,946	103,636
Series 163, Class F, 6.000%, 07/15/2021	15,128	16,319
Series 188, Class H, 7.000%, 09/15/2021	34,301	37,348
Series 1286, Class A, 6.000%, 05/15/2022	10,233	10,945
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	74,782	81,031
5.000%, 12/01/2019	253,133	269,076
Series 1989-94, Class G, 7.500%, 12/25/2019	26,558	28,735
Series 1990-58, Class J, 7.000%, 05/25/2020	3,766	4,098
Series 1990-76, Class G, 7.000%, 07/25/2020	29,088	31,567
Series 1990-105, Class J, 6.500%, 09/25/2020	16,900	18,056
Series 1990-108, Class G, 7.000%, 09/25/2020	5,448	5,948
Series 1991-1, Class G, 7.000%, 01/25/2021	7,628	8,348
Series 1991-86, Class Z, 6.500%, 07/25/2021	13,263	14,322
5.000%, 11/01/2021	2,176,995	2,319,168
5.500%, 01/01/2023 §	3,864,660	4,334,875
Series 1993-58, Class H, 5.500%, 04/25/2023	164,005	179,894
5.500%, 07/01/2023	316,946	355,552
6.000%, 03/01/2026	299,292	339,426
6.000%, 05/01/2026	656,188	744,198
3.000%, 04/01/2027	10,553,517	10,959,721
2.500%, 12/01/2027	16,962,845	17,296,079
5.000%, 05/01/2028	456,288	503,313
Series 1998-66, Class C, 6.000%, 12/25/2028	103,051	114,684
4.500%, 08/01/2029	3,468,275	3,749,587
4.500%, 09/01/2029	3,927,304	4,247,931
2.500%, 05/01/2030	24,734,331	25,061,335
6.000%, 03/01/2033	93,905	107,471
4.500%, 10/01/2033	40,016,135	43,595,786
5.000%, 10/01/2033	41,952,026	46,657,508
5.000%, 11/01/2033	110,695	122,575
4.000%, 01/01/2034	14,754,060	15,796,861
5.500%, 04/01/2034	1,902,097	2,141,962
4.000%, 06/01/2034	19,724,491	21,106,799
4.000%, 09/01/2034	22,000,565	23,550,494
5.500%, 09/01/2034	368,107	415,092
6.000%, 11/01/2034	96,676	110,522
5.500%, 02/01/2035	1,288,397	1,450,937
5.000%, 07/01/2035	10,937,259	12,126,382
5.000%, 10/01/2035	5,849,590	6,469,481
5.000%, 11/01/2035	2,289,939	2,530,886
5.500%, 11/01/2036	576,648	646,966
5.500%, 04/01/2037	3,050,141	3,439,943
6.000%, 08/01/2037	98,965	108,839
5.000%, 06/01/2039	26,126,734	28,879,861
4.500%, 11/01/2039	537,270	581,964
4.000%, 08/01/2040	3,597,207	3,822,623
3.500%, 12/01/2040	18,281,672	18,888,015
3.500%, 02/01/2041	28,314,811	29,253,438
4.000%, 02/01/2041	26,533,935	28,290,919
3.500%, 03/01/2041	40,574,134	41,919,268
4.500%, 07/01/2041	22,928,040	24,848,620
4.000%, 09/01/2041	5,825,812	6,202,615
4.000%, 10/01/2041	13,079,353	13,926,885
3.500%, 11/01/2041	19,400,444	20,050,822
4.000%, 12/01/2041	18,622,764	19,820,779
4.000%, 01/01/2042	26,659,363	28,366,247
4.500%, 01/01/2042	26,930,300	29,168,147
3.000%, 05/01/2042	8,538,366	8,552,461
3.500%, 08/01/2042	15,307,050	15,824,229
4.000%, 08/01/2042	35,142,376	37,446,842
3.000%, 05/01/2043	34,205,536	34,235,443
3.000%, 06/01/2043	14,300,522	14,310,843
3.000%, 08/01/2043	8,487,654	8,489,833
4.500%, 09/01/2043	29,724,516	32,180,719
4.000%, 01/01/2045	19,031,778	20,240,710
3.500%, 04/01/2045	52,841,359	54,646,886
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	85,979	98,852
5.000%, 07/20/2040	4,972,681	5,538,512
4.000%, 06/20/2042	23,004,510	24,501,746
3.500%, 09/20/2042	9,489,596	9,876,658
3.000%, 04/20/2045	56,007,059	56,626,156
3.500%, 04/20/2045	41,278,316	43,062,749
		1,251,935,401	21.6%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	294,371	294,805
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	1,370,651	1,333,100
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	310,843	337,963
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,033,631	847,065
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	66,518	67,908
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	128,985	130,020
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	111,532	114,489
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	167,646	172,538
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	852,726	862,968
Series 2007-1, Class 1A1, 5.937%, 04/25/2022	861,865	864,041
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	140,619	130,353
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	759,077	647,238
Bank of America Alternative Loan Trust:
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	849,845	865,080
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	2,082,121	2,138,599
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	420,212	428,629
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	515,380	536,540
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	327,660	299,406
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	198,430	180,210
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	859,492	865,180
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.525%, 09/25/2036 §	2,690,484	2,380,465
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	247,499	245,364
Countrywide Alternative Loan Trust:
Series 2006-J5, Class 3A1, 4.969%, 07/25/2021	253,346	251,781
Series 2002-11, Class A4, 6.250%, 10/25/2032	30,828	31,512
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	5,143,355	5,246,443
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.479%, 11/25/2033	15,661,962	15,825,848
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	440,104	384,739
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	170,386	173,580
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	267,549	267,857
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	952,723	822,624
Impac CMB Trust,
Series 2004-4, Class 2A2, 4.969%, 09/25/2034	138,951	139,728
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.524%, 03/25/2036 §	509,277	416,022
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A5, 2.555%, 07/25/2035	10,612,539	10,776,895
Series 2007-A1, Class 5A2, 2.556%, 07/25/2035	7,008,854	7,106,676
Series 2005-A4, Class 1A1, 2.927%, 07/25/2035	3,091,493	3,056,779
Series 2006-A7, Class 2A4R, 2.559%, 01/25/2037 §	1,326,999	1,217,276
Series 2006-A7, Class 2A2, 2.559%, 01/25/2037 §	310,595	284,913
Series 2007-A2, Class 2A3, 2.565%, 04/25/2037 §	3,434,456	3,075,390
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	2,848,525	2,948,297
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	390,961	396,493
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	23,035	23,581
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	319,206	325,256
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	394,817	420,566
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 1.832%, 12/25/2029	12,873,868	12,954,175
Series 2005-A10, Class A, 0.397%, 02/25/2036	31,598,823	28,894,059
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	158,258	160,301
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	8,936	8,859
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	327,785	353,568
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 2.445%, 09/25/2034	10,038,056	10,100,171
Series 2004-16, Class 1A2, 2.523%, 11/25/2034	14,480,884	14,554,317
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	255,678	269,103
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.161%, 10/25/2043	31,015,036	31,139,717
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	392,722	401,929
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	736,932	756,105
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	69,246	71,605
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	235,015	245,545
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	167,753	173,242
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	11,108,719	11,870,311
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	6,568,973	7,167,256
Series 2004-AR14, Class A1, 2.393%, 01/25/2035	14,443,469	14,553,456
		200,607,936	3.4%

Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2006-1, Class A3, 0.365%, 04/25/2036	7,974,179	7,916,079
Series 2006-2, Class A3, 0.337%, 09/25/2036	21,151,431	20,873,332
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.527%, 11/25/2035	7,788,934	7,554,191
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	121,238	127,656
Bayview Financial Mortgage Pass-Through Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041 §	203,946	212,651
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,231,398	1,998,344
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 0.787%, 06/25/2034	4,597,873	4,402,059
Series 2005-4, Class 1A1, 0.627%, 04/25/2035	11,118,671	10,715,797
Capital Auto Receivables Asset Trust:
Series 2013-1, Class A3, 0.790%, 06/20/2017	20,648,492	20,654,728
Series 2013-4, Class A3, 1.090%, 03/20/2018	36,338,000	36,378,698
Series 2014-1, Class A3, 1.320%, 06/20/2018	11,905,000	11,938,358
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,395,303
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class A2D, 0.547%, 10/25/2035	11,619,431	11,472,108
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	53,602	54,459
Series 1993-4, Class A5, 7.050%, 01/15/2019	24,151	24,730
Series 1998-2, Class A5, 6.240%, 12/01/2028	582,361	599,386
Series 1997-6, Class A8, 7.070%, 01/15/2029	3,541	3,578
Series 1998-3, Class A5, 6.220%, 03/01/2030	614,214	650,929
Series 1998-4, Class A5, 6.180%, 04/01/2030	3,360,854	3,595,550
Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	12	12
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	207,936	207,843
Series 2004-S1, Class A3, 5.115%, 02/25/2035	950,320	967,801
Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,318,593	1,325,967
Series 2005-1, Class AF6, 5.030%, 07/25/2035	2,083,075	2,119,664
Series 2005-10, Class AF6, 4.758%, 02/25/2036	1,600,241	1,636,933
Series 2005-11, Class AF3, 4.778%, 02/25/2036	5,971,805	6,125,185
Series 2005-13, Class AF3, 4.948%, 04/25/2036	2,760,952	2,496,892
Series 2005-17, Class 1AF5, 4.889%, 05/25/2036 §	707,487	864,839
Series 2005-17, Class 1AF2, 4.889%, 05/25/2036 §	189,496	265,634
Series 2006-10, Class 1AF3, 4.929%, 09/25/2046 §	1,233,761	1,107,031
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.156%, 12/25/2035	266,700	264,140
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	520,653	501,827
Deutsche Mortgage Securities Inc Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034	35,928	36,802
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class A4, 0.487%, 01/25/2036	4,701,128	4,561,241
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $18,216,459) *	18,085,000	18,285,111
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,902	1,917
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	79	79
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035	16,622	16,576
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.987%, 06/25/2034	3,595,547	3,491,129
GSAMP Trust,
Series 2005-WMC2, Class A2C, 0.537%, 11/25/2035	11,855,565	11,521,084
Imc Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	4,087	4,078
Impac CMB Trust,
Series 2004-5, Class 1A2, 0.887%, 10/25/2034	9,849,482	9,523,858
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.315%, 07/25/2036	8,617,926	8,284,473
Series 2007-CH1, Class AV4, 0.315%, 11/25/2036	1,256,272	1,252,627
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $13,997,428) *	14,000,000	13,990,214
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.387%, 01/25/2036	5,894,127	5,678,650
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.447%, 05/25/2035	4,257,411	4,057,287
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.357%, 09/25/2036	4,082,311	4,076,783
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	36,964	37,856
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	22,148	22,508
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	281,515	282,337
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	7,751	7,794
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	130,970	132,466
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	417,265	416,866
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	24,561	23,872
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	51,483	52,029
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,586,688	1,432,880
Republic Services, Inc.,
Series 2006-KS4, Class A4, 0.427%, 06/25/2036	26,038,000	25,266,416
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.512%, 10/25/2035 (Acquired 03/13/2014, Cost $2,493,144) *	2,523,904	2,495,740
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.857%, 10/25/2035	3,623,153	3,525,882
Series 2006-BC1, Class A2D, 0.487%, 12/25/2036	4,436,698	4,300,070
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 02/10/2015 through 06/09/2015, Cost $8,854,720) *	8,842,000	8,853,053
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 0.847%, 02/25/2035	10,844,871	10,763,307
Synchrony Credit Card Master Note Trust:
Series 2012-3, Class A, 0.636%, 03/15/2020	57,900,000	57,954,716
Series 2015-2, Class A, 1.600%, 04/15/2021	8,625,000	8,619,756
Series 2015-1, Class A, 2.370%, 03/15/2023	12,600,000	12,707,289
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015, Cost $25,598,525) *	25,600,000	25,608,576
		409,737,026	7.1%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	641,747	641,240
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.380%, 07/15/2044	5,770,035	5,774,575
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	11,425,042
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	2,885,265	2,883,614
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,094,403
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	11,900,000	12,733,464
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	20,029,073
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	14,749,722
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	436,202	435,620
FHLMC Multifamily Structured Pass Through Certificates,
Series K003, Class A4, 5.053%, 01/25/2019	13,175,000	14,627,465
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.495%, 11/10/2045	9,732,123	9,754,653
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	23,297,320	23,116,556
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,325,059	8,298,594
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	481,216	480,925
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	9,965,000	9,986,564
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	11,802,913	11,761,343
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	8,958,031
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	7,138,000	7,342,760
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	27,615,000	28,071,393
Series 2012-C6, Class A4, 2.858%, 11/15/2045	23,235,945	23,116,466
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	12,897,378
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	24,387,873
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.448%, 12/15/2044	7,232,078	7,241,068
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	9,300,000	9,936,520
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	18,388,710
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	22,864,220	23,807,872
Series 2013-C18, Class A4, 3.896%, 12/15/2046	11,800,000	12,516,260
Series 2014-C21, Class A5, 3.678%, 08/15/2047	11,254,000	11,626,553
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,424,850
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,400,000	6,711,232
		360,219,819	6.2%
Total Long-Term Investments (Cost $5,719,824,691)		5,694,461,782	98.1%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.09% «	86,155,139	86,155,139
Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	114,000,000	114,000,000
Total Short-Term Investments (Cost $200,155,139)		200,155,139	3.4%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	142,466,701	142,466,701
Total Investment Companies (Cost $142,466,701)		142,466,701	2.5%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $142,466,701)		142,466,701	2.5%
Total Investments (Cost $6,062,446,531)		6,037,083,622	104.0%
Liabilities in Excess of Other Assets		(232,923,210)	(4.0)%
TOTAL NET ASSETS		$ 5,804,160,412	100.0%
Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2015, the value of these securities total $815,433,787, which represents 14.05% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2015.
^	Non-Income Producing
«	7-Day Yield
f	Foreign Security
§	Security in Default

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$ 307,075,000	$ 306,379,168
2.625%, 08/15/2020	304,675,000	318,599,562
5.250%, 11/15/2028	10,575,000	13,783,857
3.500%, 02/15/2039	423,795,000	456,837,872
		1,095,600,459	12.8%
Corporate Bonds
Finance
Abbey National Treasury Services PLC,
4.000%, 03/13/2024 @ f	7,700,000	7,944,244
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,224,570
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,817,914) * f	6,750,000	6,856,772
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $12,771,840) * f	12,800,000	12,725,363
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	8,670,861
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,125,034) *	2,000,000	2,563,546
Ally Financial, Inc.:
5.500%, 02/15/2017	7,275,000	7,584,188
3.600%, 05/21/2018	7,000,000	7,008,750
8.000%, 12/31/2018	1,206,000	1,346,197
3.750%, 11/18/2019	18,200,000	18,063,500
5.125%, 09/30/2024	3,000,000	3,007,500
American Express Credit Corp.,
0.764%, 08/15/2019	7,450,000	7,359,646
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	4,160,958
4.875%, 06/01/2022	10,625,000	11,654,743
3.875%, 01/15/2035	5,000,000	4,516,165
6.820%, 11/15/2037	4,173,000	5,172,888
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	836,064
ANZ New Zealand (Int'l) Ltd.,
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $6,149,262) * f	6,150,000	6,148,973
Associates Corp. of North America,
6.950%, 11/01/2018	12,038,000	13,849,526
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * @ f	9,000,000	9,050,067
Banco Santander (Brasil) SA,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,027,300
Bank of America Corp.:
10.200%, 07/15/2015	2,675,000	2,681,198
6.875%, 04/25/2018	1,250,000	1,412,101
7.625%, 06/01/2019	7,735,000	9,178,947
3.300%, 01/11/2023 @	9,450,000	9,306,710
7.750%, 05/14/2038	725,000	965,327
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,310,000	2,178,385
Barclays Bank PLC:
6.750%, 05/22/2019 f	9,850,000	11,422,572
3.750%, 05/15/2024 @ f	1,450,000	1,456,313
Barclays PLC:
2.750%, 11/08/2019 @ f	7,000,000	6,949,572
3.650%, 03/16/2025 f	8,000,000	7,566,384
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,033,600
2.625%, 06/29/2020	13,000,000	13,028,847
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,446,443
BNP Paribas:
0.736%, 05/07/2017 f	6,500,000	6,504,244
2.375%, 09/14/2017 f	3,000,000	3,044,934
5.000%, 01/15/2021 f	5,000,000	5,523,940
3.250%, 03/03/2023 @ f	4,000,000	3,970,000
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/03/2014, Cost $13,753,645) * f	13,775,000	13,793,679
BOKF N.A.,
0.964%, 05/15/2017	3,000,000	2,961,630
BPCE:
2.500%, 12/10/2018 f	5,500,000	5,580,399
2.250%, 01/27/2020 @ f	4,000,000	3,961,648
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/10/2014, Cost $30,042,257) * f	28,500,000	30,042,306
Caisse Centrale Desjardins,
0.944%, 01/29/2018 (Acquired 01/26/2015, Cost $28,875,000) * f	28,875,000	28,995,611
Capital One Bank (USA) National Association,
3.375%, 02/15/2023	22,082,000	21,450,035
Capital One Financial Corp.:
6.150%, 09/01/2016	4,425,000	4,670,526
2.450%, 04/24/2019	3,975,000	3,975,413
Capital One NA,
1.650%, 02/05/2018	8,400,000	8,335,589
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,015,000
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) * @	500,000	521,250
5.000%, 08/01/2023	5,000,000	4,925,000
Citigroup, Inc.:
4.450%, 01/10/2017	1,800,000	1,880,568
1.850%, 11/24/2017 @	11,500,000	11,528,060
1.700%, 04/27/2018	12,650,000	12,568,686
8.500%, 05/22/2019	1,389,000	1,694,159
2.400%, 02/18/2020	8,000,000	7,900,944
Citizens Bank, National Association,
2.450%, 12/04/2019	36,000,000	35,766,072
CNA Financial Corp.:
7.350%, 11/15/2019	1,175,000	1,388,865
5.875%, 08/15/2020	6,839,000	7,791,255
5.750%, 08/15/2021	4,477,000	5,069,446
7.250%, 11/15/2023	5,300,000	6,395,330
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,075,000
5.250%, 05/30/2025	10,000,000	10,162,000
Comerica Bank,
5.200%, 08/22/2017	5,980,000	6,378,376
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,220,229) * f	5,900,000	6,572,860
Compass Bank:
2.750%, 09/29/2019	30,470,000	30,394,708
3.875%, 04/10/2025	10,200,000	9,602,831
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 f	5,250,000	5,262,968
Countrywide Financial Corp.,
6.250%, 05/15/2016	2,100,000	2,182,457
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	5,021,715
Credit Suisse:
0.602%, 08/24/2015 f	5,000,000	4,999,835
1.700%, 04/27/2018 f	5,800,000	5,759,580
5.300%, 08/13/2019 f	6,966,000	7,757,888
3.000%, 10/29/2021 f	12,600,000	12,501,745
Credit Suisse Group Funding Guernsey Ltd.,
3.750%, 03/26/2025 (Acquired 03/23/2015, Cost $14,964,000) * f	15,000,000	14,440,095
Deutsche Bank AG:
0.957%, 02/13/2018 f	9,000,000	8,964,972
1.875%, 02/13/2018 f	8,000,000	7,975,520
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	2,000,000	2,023,684
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,937,234
3.100%, 06/04/2020	12,000,000	11,988,060
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	24,291,750
Dresdner Bank AG,
7.250%, 09/15/2015 f	10,425,000	10,533,837
Fifth Third Bancorp,
0.701%, 12/20/2016	9,585,000	9,535,225
First Horizon National Corp.,
5.375%, 12/15/2015	12,420,000	12,610,411
First Tennessee Bank National Association,
2.950%, 12/01/2019	12,000,000	11,994,036
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,402,119) *	4,235,000	4,389,654
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,274,017) * @	1,820,000	2,236,667
General Electric Capital Corp.:
3.800%, 06/18/2019 (Acquired 01/07/2015, Cost $7,922,475) *	7,500,000	7,930,920
5.500%, 01/08/2020	1,875,000	2,125,537
2.200%, 01/09/2020 @	10,000,000	9,997,160
5.550%, 05/04/2020	4,185,000	4,772,139
4.375%, 09/16/2020	2,925,000	3,185,062
5.300%, 02/11/2021	3,000,000	3,373,296
4.650%, 10/17/2021	8,450,000	9,258,285
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	1,052,500
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	144,980
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,853,984) *	7,800,000	7,991,880
HSBC Bank USA, National Association,
6.000%, 08/09/2017	2,720,000	2,957,853
HSBC Finance Corp.:
5.500%, 01/19/2016	2,420,000	2,478,707
6.676%, 01/15/2021	24,693,000	28,567,430
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,727,513
Humana, Inc.,
7.200%, 06/15/2018	800,000	920,498
Huntington National Bank,
2.000%, 06/30/2018	13,000,000	13,012,753
ING Bank NV:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,599,574) * f	1,600,000	1,634,208
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,982,141) * f	5,000,000	5,195,170
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $9,257,656) * f	9,275,000	9,274,137
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,789,393
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,938,489) * f	2,800,000	3,057,331
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,436,629
iStar Financial, Inc.,
5.850%, 03/15/2017	500,000	513,125
J.P. Morgan Chase & Co.:
0.827%, 04/25/2018	2,300,000	2,301,203
2.200%, 10/22/2019	3,500,000	3,469,162
4.250%, 10/15/2020	8,100,000	8,661,030
4.350%, 08/15/2021	2,400,000	2,568,938
4.500%, 01/24/2022	4,400,000	4,715,361
3.200%, 01/25/2023	5,350,000	5,247,189
3.125%, 01/23/2025	21,850,000	20,861,419
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,085,733
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $11,831,106) *	9,765,000	11,975,679
Kemper Corp.,
6.000%, 05/15/2017	1,000,000	1,066,282
KeyBank National Association:
5.450%, 03/03/2016	1,279,000	1,318,208
4.625%, 06/15/2018	2,670,000	2,762,596
2.250%, 03/16/2020	9,425,000	9,345,019
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	4,993,100
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,033,047) * f	10,000,000	10,207,710
2.500%, 05/16/2018 (Acquired 05/07/2013 through 04/15/2015, Cost $28,800,826) * f	28,622,000	28,664,074
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $700,007) *	700,000	818,557
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,339) *	900,000	1,359,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,082) *	375,000	458,069
Lincoln National Corp.:
8.750%, 07/01/2019	7,801,000	9,564,393
6.050%, 04/20/2067	930,000	841,650
Lloyds Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,098,930
0.825%, 05/14/2018 f	3,200,000	3,204,477
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,393,634) * f	6,350,000	7,254,831
2.400%, 03/17/2020 f	6,700,000	6,681,635
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,508,143) * f	3,500,000	3,535,070
0.907%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) * f	8,000,000	8,014,384
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,596,557
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $12,971,400) * f	13,000,000	12,943,593
Macquarie Group Ltd.:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,061,268) * f	1,000,000	1,056,790
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,921,467) * f	2,467,000	2,883,686
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	8,000,000	7,882,000
Manufacturers And Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,251,804
5.585%, 12/28/2020	7,114,000	7,233,508
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,784,000	3,086,067
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,105,381
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,109,621) *	3,184,000	3,980,140
8.875%, 06/01/2039 (Acquired 10/03/2012 through 10/21/2014, Cost $39,124,530) *	25,440,000	38,130,388
MBIA Insurance Corp.,
11.535%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * §	700,000	332,500
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,045,388) *	900,000	1,130,400
MetLife, Inc.:
7.717%, 02/15/2019	1,157,000	1,380,033
4.050%, 03/01/2045	6,400,000	5,878,342
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,598,544) *	1,500,000	1,576,190
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,852,675
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,060,150
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	20,024,800
Morgan Stanley:
5.450%, 01/09/2017	2,000,000	2,119,400
6.625%, 04/01/2018	1,275,000	1,430,621
7.300%, 05/13/2019	4,675,000	5,500,035
2.375%, 07/23/2019 @	2,000,000	1,986,866
5.625%, 09/23/2019	10,100,000	11,317,999
2.650%, 01/27/2020	7,000,000	6,987,512
3.750%, 02/25/2023	1,000,000	1,011,140
3.700%, 10/23/2024	5,000,000	4,979,755
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	6,916,420
3.500%, 06/18/2022	1,150,000	1,165,541
National Australia Bank Ltd.,
2.750%, 03/09/2017 @ f	6,000,000	6,169,170
National City Bank,
5.800%, 06/07/2017	6,170,000	6,645,127
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $16,659,688) *	14,788,000	16,228,470
Nationwide Mutual Insurance Co.,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,929) *	100,000	129,587
Navient LLC,
5.625%, 08/01/2033	50,000	40,500
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,157,515) *	3,200,000	4,130,122
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,077,500
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,021,858
2.750%, 03/19/2019 @ f	11,268,000	11,372,127
6.700%, 03/04/2020 f	2,525,000	2,961,535
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,017,239) * f	8,000,000	8,257,104
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $16,000,000) *	16,000,000	15,866,688
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	991,651
3.125%, 05/15/2023	3,550,000	3,446,880
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $7,989,440) *	8,000,000	7,901,080
Prudential Financial, Inc.,
6.000%, 12/01/2017	2,000,000	2,206,832
Rabobank Nederland:
3.375%, 01/19/2017 f	2,000,000	2,065,860
3.875%, 02/08/2022 f	4,150,000	4,317,274
Raymond James Financial, Inc.,
8.600%, 08/15/2019	14,527,000	17,737,743
Regions Bank,
7.500%, 05/15/2018	15,864,000	18,209,143
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	13,921,712
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $14,356,224) *	14,400,000	14,258,923
Royal Bank of Canada,
0.536%, 10/13/2017 f	9,000,000	8,999,838
Royal Bank of Scotland Group PLC,
2.550%, 09/18/2015 f	4,225,000	4,236,813
Santander Bank NA,
8.750%, 05/30/2018	7,034,000	8,198,936
Santander Financial Issuances Ltd.,
7.250%, 11/01/2015 f	300,000	304,974
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 01/27/2015, Cost $24,426,042) * f	22,975,000	23,509,950
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,977,104
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,993,766) * @ f	10,100,000	11,331,887
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,004,068
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $11,812,680) * f	12,000,000	11,283,120
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,936,510
Springleaf Finance Corp.,
6.900%, 12/15/2017 @	1,000,000	1,060,000
Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015, Cost $9,988,900) * f	10,000,000	9,958,800
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,103,629) * f	14,000,000	14,513,408
Stifel Financial Corp.,
4.250%, 07/18/2024	13,115,000	12,958,433
Sumitomo Mitsui Banking Corp.:
2.250%, 07/11/2019 f	12,050,000	12,012,392
2.450%, 01/16/2020 f	12,200,000	12,227,731
3.000%, 01/18/2023 f	2,500,000	2,441,662
SunTrust Bank:
0.572%, 08/24/2015	10,000,000	9,998,450
7.250%, 03/15/2018	5,682,000	6,462,230
SunTrust Banks, Inc.,
3.500%, 01/20/2017	4,750,000	4,891,526
SUSA Partnership LP,
8.200%, 06/01/2017	1,000,000	1,117,351
Svenska Handelsbanken AB,
2.875%, 04/04/2017 @ f	2,425,000	2,496,542
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,034,695
Symetra Financial Corp.,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 12/12/2014, Cost $7,278,815) *	7,127,000	7,339,149
Synchrony Financial:
3.750%, 08/15/2021	16,650,000	16,776,673
4.250%, 08/15/2024	24,225,000	24,329,047
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,136,959
The Bank Of Nova Scotia,
1.700%, 06/11/2018 f	15,325,000	15,330,977
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.655%, 07/15/2016 f	10,000,000	9,997,720
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,081,030
0.692%, 03/10/2017 (Acquired 10/08/2014 through 11/12/2014, Cost $7,257,734) * f	7,250,000	7,244,563
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $7,844,819) * f	7,850,000	7,816,551
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,548,858
The Chubb Corp.,
6.375%, 03/29/2067	1,320,000	1,384,680
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,297,852
6.150%, 04/01/2018	6,500,000	7,227,220
7.500%, 02/15/2019	1,825,000	2,143,661
2.550%, 10/23/2019	4,000,000	4,009,376
5.250%, 07/27/2021	1,000,000	1,110,518
5.750%, 01/24/2022	8,100,000	9,213,499
1.884%, 11/29/2023	10,000,000	10,163,630
3.500%, 01/23/2025	9,250,000	8,970,595
6.750%, 10/01/2037	300,000	351,884
The Guardian Life Insurance Co. of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	2,919,108
The Hartford Financial Services Group, Inc.:
5.375%, 03/15/2017	2,913,000	3,095,499
5.125%, 04/15/2022	6,097,000	6,761,738
8.125%, 06/15/2038	1,365,000	1,533,919
The Royal Bank of Scotland PLC,
6.125%, 01/11/2021 f	7,850,000	9,007,906
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,301,030
UBS AG:
1.375%, 08/14/2017 f	3,000,000	2,989,155
1.800%, 03/26/2018 f	14,500,000	14,478,424
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	1,000,000	1,111,786
Voya Financial, Inc.,
5.500%, 07/15/2022	22,944,000	25,762,418
Wells Fargo & Co.:
Series N, 2.150%, 01/30/2020 @	7,000,000	6,933,178
3.000%, 02/19/2025	5,000,000	4,788,695
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	8,322,000	9,167,024
Westpac Banking Corp.:
2.000%, 08/14/2017 f	8,000,000	8,111,064
4.875%, 11/19/2019 f	636,000	705,085
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	12,475,000	13,994,842
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,603,110
7.000%, 09/29/2019	16,003,000	18,234,330
		1,789,402,474	21.0%

Utility
Appalachian Power Co.,
Series P, 6.700%, 08/15/2037	1,150,000	1,432,291
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,409,907
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	6,970,768
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,100,463
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	7,400,219
Dominion Resources Inc.,
Series B, 5.950%, 06/15/2035	1,880,000	2,128,481
Dominion Resources, Inc.,
2.500%, 12/01/2019	5,225,000	5,240,618
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,657,077) * f	1,564,000	1,628,568
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,150,049) * f	8,816,000	8,901,568
ENEL Finance International NV,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	602,805
Exelon Corp.:
3.950%, 06/15/2025	6,050,000	6,085,695
5.100%, 06/15/2045	5,875,000	5,898,488
Exelon Generation Co. LLC:
6.200%, 10/01/2017	4,350,000	4,755,964
5.600%, 06/15/2042	6,100,000	6,207,012
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,055,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,531,044
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,810,323) * f	2,800,000	3,006,360
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	6,673,000	8,492,046
2.300%, 11/15/2019	5,000,000	5,024,005
2.850%, 01/27/2025	12,875,000	12,370,970
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,600,000	2,699,125
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	5,937,634
PPL Energy Supply LLC:
Series A, 5.700%, 10/15/2015	2,000,000	2,000,000
6.200%, 05/15/2016	3,070,000	3,154,229
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,221,948
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	7,625,569
RGS I&M Funding Corp.,
Series F*, 9.820%, 06/07/2022	152,211	179,440
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,186,000
		123,246,217	1.4%
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,731,965
3.700%, 09/15/2024 @	4,025,000	4,055,055
6.150%, 03/01/2037	9,000,000	10,406,646
4.750%, 09/15/2044 @	1,950,000	1,906,655
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,059,155) * f	10,000,000	10,068,900
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * @ f	4,475,000	4,566,782
AbbVie, Inc.:
1.750%, 11/06/2017	7,450,000	7,469,526
2.000%, 11/06/2018	10,835,000	10,839,778
3.200%, 11/06/2022 @	3,000,000	2,970,609
3.600%, 05/14/2025 @	2,500,000	2,470,988
Access Midstream Partners LP / ACMP Finance Corp.,
6.125%, 07/15/2022	300,000	318,750
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	768,967
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	5,856,846
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (Acquired 11/20/2014, Cost $9,955,800) * f	10,000,000	9,876,640
Altera Corp.,
4.100%, 11/15/2023	3,000,000	3,155,709
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,524,120
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	7,371,904
Anadarko Petroleum Corp.:
5.950%, 09/15/2016	2,792,000	2,945,320
6.375%, 09/15/2017	968,000	1,062,287
8.700%, 03/15/2019 @	4,380,000	5,295,849
6.450%, 09/15/2036 @	4,025,000	4,644,367
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,641,262) * f	5,600,000	6,819,215
ANR Pipeline Co.,
9.625%, 11/01/2021	4,650,000	6,127,933
Apple, Inc.,
2.150%, 02/09/2022 @	3,550,000	3,391,262
ArcelorMittal SA:
5.250%, 02/25/2017 f	5,000,000	5,193,750
7.000%, 02/25/2022 @ f	2,000,000	2,155,000
AT&T, Inc.:
6.300%, 01/15/2038	11,000,000	12,214,466
5.550%, 08/15/2041 @	1,000,000	1,024,570
Atlas Air Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019	86,817	88,770
Ball Corp.,
5.250%, 07/01/2025	25,000,000	24,718,750
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	14,777,230
Beam Suntory, Inc.,
3.250%, 05/15/2022	2,000,000	1,967,116
Becton Dickinson and Co.:
6.375%, 08/01/2019	5,000,000	5,760,965
3.250%, 11/12/2020	13,000,000	13,346,190
3.875%, 05/15/2024	7,500,000	7,529,190
3.734%, 12/15/2024 @	4,900,000	4,883,516
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,074,057
Boardwalk Pipelines LP,
4.950%, 12/15/2024	13,875,000	13,606,699
Boston Scientific Corp.,
2.650%, 10/01/2018	10,000,000	10,144,050
BP Capital Markets:
0.911%, 09/26/2018 f	5,000,000	5,012,355
4.750%, 03/10/2019 @ f	1,500,000	1,641,243
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	2,072,835
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	13,690,000	16,549,403
Bunge NA Finance LP,
5.900%, 04/01/2017	4,024,000	4,298,630
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	2,859,145
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,075,000
CF Industries, Inc.:
6.875%, 05/01/2018	5,000,000	5,628,705
3.450%, 06/01/2023	14,745,000	14,276,109
5.375%, 03/15/2044	5,000,000	4,971,765
Chesapeake Energy Corp.:
6.500%, 08/15/2017 @	3,544,000	3,628,170
3.525%, 04/15/2019 @	4,500,000	4,117,500
Cliffs Natural Resources, Inc.,
5.950%, 01/15/2018 @	11,579,000	8,423,722
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020 (Acquired 06/10/2015, Cost $6,237,125) *	6,250,000	6,274,381
4.500%, 06/01/2025 (Acquired 05/19/2015, Cost $9,984,700) *	10,000,000	9,837,450
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,789,575
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	5,762,011
4.400%, 08/15/2035 @	13,450,000	13,355,473
4.650%, 07/15/2042	2,000,000	2,005,060
Computer Sciences Corp.,
4.450%, 09/15/2022 @	2,000,000	2,052,962
ConAgra Foods, Inc.:
5.819%, 06/15/2017	8,417,000	9,041,988
1.900%, 01/25/2018	13,569,000	13,366,835
7.000%, 04/15/2019	6,350,000	7,252,424
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 f	845,000	986,535
Constellation Brands, Inc.,
4.750%, 11/15/2024 @	100,000	100,250
Continental Airlines Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	21,308	22,267
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014, Cost $9,466,593) *	7,670,000	9,363,774
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,440,723) * @	5,475,000	5,045,930
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,999) *	4,625,000	4,444,851
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $9,996,400) *	10,000,000	9,230,570
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,277,405
CSX Corp.,
6.220%, 04/30/2040	175,000	213,907
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,447,000	1,501,262
Daimler Finance North America LLC,
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,129,630
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,462,781
DCP Midstream LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 06/25/2015, Cost $11,387,450) *	9,655,000	11,203,846
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,250,071) *	2,245,000	2,218,291
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	1,250,000	1,433,889
8.750%, 06/15/2030 f	825,000	1,160,716
Devon Energy Corp.,
6.300%, 01/15/2019	5,220,000	5,896,757
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	6,445,005
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,312,500
Dollar General Corp.:
4.125%, 07/15/2017	275,000	287,563
1.875%, 04/15/2018	2,100,000	2,090,340
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,075,014
Eaton Corp.:
2.750%, 11/02/2022	2,500,000	2,431,570
4.000%, 11/02/2032	3,660,000	3,542,587
Ecolab, Inc.,
1.450%, 12/08/2017	5,200,000	5,154,011
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040	2,500,000	2,798,792
Encana Corp.,
6.500%, 05/15/2019 f	500,000	567,650
Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,708,687
9.700%, 03/15/2019	1,189,000	1,465,916
5.200%, 02/01/2022	1,000,000	1,047,026
3.600%, 02/01/2023	5,000,000	4,735,000
5.150%, 03/15/2045	5,000,000	4,417,770
EnLink Midstream Partners LP,
4.400%, 04/01/2024	7,000,000	7,018,837
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,527,049) *	3,190,000	3,525,939
Ensco PLC,
5.200%, 03/15/2025 @ f	6,000,000	5,940,390
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	9,766,240
3.750%, 02/15/2025	7,000,000	6,860,504
Express Scripts Holding Co.:
7.250%, 06/15/2019	4,600,000	5,425,893
4.750%, 11/15/2021	14,700,000	15,951,058
3.500%, 06/15/2024 @	7,500,000	7,335,405
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	7,291,855
3.900%, 02/01/2035 @	7,000,000	6,471,388
Fidelity National Information Services, Inc.:
5.000%, 03/15/2022	9,345,000	9,864,311
3.500%, 04/15/2023	5,850,000	5,678,250
3.875%, 06/05/2024	23,522,000	23,213,391
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,242,646
3.500%, 10/01/2022	11,500,000	11,447,560
3.850%, 06/01/2025 @	8,000,000	8,011,776
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,030,183
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	11,700,000	11,038,248
4.375%, 05/10/2043 f	4,000,000	3,709,960
Ford Motor Credit Co. LLC:
2.500%, 01/15/2016	2,000,000	2,016,160
4.207%, 04/15/2016	4,710,000	4,817,087
8.000%, 12/15/2016	2,000,000	2,178,818
3.000%, 06/12/2017 @	3,000,000	3,068,670
6.625%, 08/15/2017	1,063,000	1,166,199
2.145%, 01/09/2018 @	5,375,000	5,397,129
5.750%, 02/01/2021	13,000,000	14,589,263
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost $4,197,171) *	4,000,000	4,233,388
5.000%, 12/15/2021 (Acquired 08/26/2014 through 01/22/2015, Cost $33,664,094) *	31,212,000	33,869,140
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	6,337,000	6,701,378
6.625%, 05/01/2021	6,447,000	6,772,573
6.750%, 02/01/2022	2,649,000	2,807,940
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020 @	3,800,000	3,746,507
3.550%, 03/01/2022 @	5,000,000	4,628,140
3.875%, 03/15/2023 @	8,000,000	7,267,416
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	11,930,808
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,116,279
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	20,243,280
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,100,302
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,113,232) * f	7,000,000	6,878,263
Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 04/03/2014, Cost $15,416,213) *	15,450,000	14,946,562
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $5,138,654) *	5,000,000	4,955,520
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/27/2014, Cost $7,010,552) * f	7,000,000	6,976,690
GTE Corp.,
8.750%, 11/01/2021	975,000	1,248,052
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,884,548
H. J. Heinz Co.:
4.250%, 10/15/2020	35,000,000	35,743,750
3.500%, 07/15/2022 (Acquired 06/23/2015 through 06/24/2015, Cost $16,982,780) *	17,000,000	17,039,882
5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $6,735,332) *	6,800,000	6,881,736
H. J. Heinz Finance Co.,
6.750%, 03/15/2032	10,000,000	11,750,000
Hanson Ltd.,
6.125%, 08/15/2016 f	15,157,000	15,786,016
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	11,158,875
6.500%, 02/15/2020 @	5,000,000	5,587,500
5.000%, 03/15/2024	8,366,000	8,512,405
5.375%, 02/01/2025	24,950,000	25,356,685
Hess Corp.,
8.125%, 02/15/2019 @	1,262,000	1,494,078
Hewlett-Packard Co.:
4.375%, 09/15/2021	10,000,000	10,383,120
4.650%, 12/09/2021 @	22,500,000	23,881,928
Hospira, Inc.:
6.050%, 03/30/2017	25,000,000	26,898,950
5.800%, 08/12/2023	7,938,000	9,239,181
Husky Energy, Inc.,
4.000%, 04/15/2024 f	1,605,000	1,580,233
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,394,833) * f	2,000,000	2,364,870
Hutchison Whampoa International (09/16) Ltd.,
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,572,847) * f	3,563,000	3,588,939
Hutchison Whampoa International (11) Ltd.,
3.500%, 01/13/2017 (Acquired 01/10/2012 through 12/11/2014, Cost $4,050,907) * f	4,000,000	4,122,400
Hutchison Whampoa International (12) (II) Ltd.,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * @ f	4,625,000	4,601,403
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	14,756,445
Hyundai Capital Services, Inc.:
1.086%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f	2,400,000	2,406,235
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,834,121) * f	12,470,000	12,911,949
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $8,986,320) * @ f	9,000,000	8,961,975
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 f	3,200,000	3,131,072
4.650%, 11/01/2044 @ f	1,300,000	1,254,847
Ingredion, Inc.,
1.800%, 09/25/2017	5,650,000	5,647,158
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,205,872
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	16,381,867
Keysight Technologies, Inc.,
3.300%, 10/30/2019 (Acquired 10/06/2014, Cost $4,995,100) *	5,000,000	5,017,280
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	1,658,000	1,991,814
6.850%, 02/15/2020 @	4,645,000	5,363,753
6.500%, 02/01/2037	400,000	412,532
6.950%, 01/15/2038	350,000	376,140
Kinder Morgan Finance Co. LLC:
5.700%, 01/05/2016 @	2,536,000	2,592,122
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,083,435
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	6,992,251
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $5,359,757) *	5,000,000	5,289,620
Kinross Gold Corp.,
6.875%, 09/01/2041 f	5,500,000	4,950,083
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	5,000,000	4,982,610
Lafarge SA:
6.200%, 07/09/2015 (Acquired 10/01/2013, Cost $500,421) * f	500,000	499,775
6.500%, 07/15/2016 f	4,843,000	5,073,042
7.125%, 07/15/2036 f	1,325,000	1,586,688
Lear Corp.,
5.250%, 01/15/2025	20,000,000	19,650,000
Magellan Midstream Partners LP,
4.200%, 03/15/2045	3,000,000	2,666,151
Marathon Oil Corp.,
2.800%, 11/01/2022 @	10,175,000	9,644,638
Marathon Petroleum Corp.:
3.625%, 09/15/2024 @	2,500,000	2,454,520
4.750%, 09/15/2044	2,375,000	2,167,653
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	531,685
6.250%, 05/01/2037	450,000	454,994
Masco Corp.:
6.125%, 10/03/2016	10,900,000	11,472,250
7.125%, 03/15/2020	1,800,000	2,088,000
MeadWestvaco Corp.,
7.375%, 09/01/2019 @	6,650,000	7,792,064
Medtronic, Inc.:
2.500%, 03/15/2020 (Acquired 12/01/2014, Cost $4,994,950) *	5,000,000	5,008,350
4.375%, 03/15/2035 (Acquired 12/01/2014, Cost $6,938,190) *	7,000,000	6,946,275
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 04/01/2015, Cost $5,000,000) *	5,000,000	4,923,260
MPLX LP,
4.000%, 02/15/2025	3,000,000	2,927,013
Murphy Oil Corp.,
4.000%, 06/01/2022	12,600,000	11,908,474
Mylan, Inc.:
7.875%, 07/15/2020 (Acquired 07/16/2013, Cost $5,208,296) *	5,000,000	5,208,625
4.200%, 11/29/2023	4,525,000	4,618,527
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	269,960
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,656,784
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,726,774
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,300,000	4,581,746
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	2,957,886
5.050%, 11/15/2044	3,000,000	2,874,381
Noble Holding International Ltd.,
4.000%, 03/16/2018 f	7,000,000	7,166,698
Northern Tier Energy LLC / Northern Tier Finance Corp.,
7.125%, 11/15/2020	15,935,000	16,413,050
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,317,750
6.750%, 02/01/2021	3,000,000	3,232,500
Oi SA,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * @ f	3,000,000	2,598,750
ONEOK Partners LP:
3.375%, 10/01/2022	9,500,000	8,739,630
5.000%, 09/15/2023 @	5,800,000	5,871,363
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	8,872,567
3.900%, 05/15/2035	7,425,000	6,905,191
Owens Corning,
4.200%, 12/01/2024	10,000,000	9,815,680
Packaging Corporation of America,
4.500%, 11/01/2023	4,700,000	4,847,091
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,324,620
PCCW-HKT Capital No. 3 Ltd.,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $775,181) * f	775,000	776,321
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 10/03/2014, Cost $2,766,392) * f	2,700,000	2,763,496
Pentair Finance S.A.,
2.650%, 12/01/2019 f	5,000,000	4,955,700
Pepsico, Inc.,
4.250%, 10/22/2044	2,850,000	2,794,377
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 04/17/2015, Cost $31,233,181) * f	31,200,000	30,870,341
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	2,225,000	2,378,948
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,473,100
4.650%, 11/15/2034 @	13,000,000	12,717,666
4.875%, 11/15/2044	15,000,000	14,326,995
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,760,636
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	15,803,720
Plum Creek Timberlands LP:
5.875%, 11/15/2015	4,775,000	4,856,495
4.700%, 03/15/2021	1,200,000	1,284,612
3.250%, 03/15/2023	8,375,000	8,069,170
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,321,158
Qualcomm, Inc.,
3.000%, 05/20/2022	5,500,000	5,462,721
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	215,000
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,250,000	1,343,750
6.125%, 01/15/2017	76,000	78,280
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,118,334
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,513,190) *	3,500,000	3,774,148
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	14,520,402
3.550%, 06/01/2022	4,000,000	4,051,840
4.750%, 05/15/2023	13,459,000	14,572,867
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	11,000,000	13,730,937
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,020,989) *	2,000,000	2,132,500
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,699,654) *	2,695,000	2,755,638
Rockwood Specialties Group, Inc.,
4.625%, 10/15/2020	31,454,000	32,751,478
SABMiller Holdings, Inc.,
0.968%, 08/01/2018 (Acquired 10/16/2014, Cost $15,065,839) *	15,000,000	15,040,560
Samarco Mineracao SA:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,319,197) * f	5,475,000	5,420,250
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,846,597) * f	5,125,000	4,894,375
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	4,944,785
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $994,429) * f	960,000	1,222,944
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,057,991
Spectra Energy Partners LP,
3.500%, 03/15/2025	15,000,000	14,365,005
Sprint Capital Corp.:
6.900%, 05/01/2019	675,000	688,500
8.750%, 03/15/2032	325,000	316,063
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	205,500
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,892,728
6.100%, 02/15/2042	1,000,000	1,024,786
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	738,495
Targa Resources Partners LP,
4.125%, 11/15/2019 (Acquired 10/23/2014 through 10/27/2014, Cost $7,031,250) *	7,000,000	6,930,000
TC PipeLines LP,
4.375%, 03/13/2025	15,000,000	14,816,775
Telecom Italia Capital:
5.250%, 10/01/2015 f	4,250,000	4,285,488
7.175%, 06/18/2019 f	500,000	561,875
7.200%, 07/18/2036 f	2,900,000	3,168,250
Telecom Italia SPA,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 01/06/2015, Cost $20,179,342) * @ f	20,000,000	19,925,000
Telefonica Emisiones SAU:
6.421%, 06/20/2016 f	3,950,000	4,130,104
6.221%, 07/03/2017 f	8,942,000	9,719,391
5.462%, 02/16/2021 f	2,402,000	2,656,004
4.570%, 04/27/2023 f	1,000,000	1,050,074
7.045%, 06/20/2036 f	4,925,000	6,048,599
Tenet Healthcare Corp.,
6.750%, 06/15/2023 (Acquired 06/02/2015, Cost $995,000) *	1,000,000	1,020,000
The ADT Corp.:
2.250%, 07/15/2017	22,960,000	22,734,992
4.125%, 04/15/2019 @	3,000,000	3,045,000
3.500%, 07/15/2022 @	1,900,000	1,719,500
The Dow Chemical Co.:
8.550%, 05/15/2019	14,800,000	18,044,648
4.125%, 11/15/2021	835,000	875,830
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,567,127
3.700%, 01/15/2023	3,000,000	2,793,330
Series A, 7.500%, 01/15/2031	120,000	131,330
7.750%, 06/15/2031	3,500,000	3,906,528
5.750%, 06/24/2044	2,500,000	2,319,933
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	6,917,274
Time Warner Cable, Inc.:
8.750%, 02/14/2019	1,132,000	1,344,422
8.250%, 04/01/2019	35,000	41,163
Time Warner Co., Inc.,
7.250%, 10/15/2017	2,300,000	2,592,783
Time Warner, Inc.:
7.625%, 04/15/2031 @	13,375,000	17,391,967
7.700%, 05/01/2032	7,908,000	10,388,091
4.850%, 07/15/2045 @	12,000,000	11,641,440
Timken Co.,
3.875%, 09/01/2024	18,500,000	17,907,445
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,178,283
Transocean, Inc.:
6.500%, 11/15/2020 @ f	9,500,000	8,799,375
6.875%, 12/15/2021 @ f	5,500,000	4,950,000
4.300%, 10/15/2022 @ f	5,000,000	3,762,500
6.800%, 03/15/2038 @ f	878,000	656,305
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 01/05/2015, Cost $20,123,530) * f	20,330,000	20,097,404
TTX Co.,
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	22,184,143
Tyco Electronics Group SA:
6.550%, 10/01/2017 f	5,243,000	5,817,538
7.125%, 10/01/2037 f	500,000	643,701
Ultramar Diamond Shamrock Corp.,
7.200%, 10/15/2017	7,100,000	7,851,208
Union Pacific Corp.,
3.375%, 02/01/2035	6,000,000	5,333,916
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 ** § †	54,769	15,883
US Airways Pass Through Trust,
Series 981B, 7.350%, 01/30/2018	281,258	300,243
Vale Overseas Ltd.:
6.250%, 01/23/2017 @ f	3,850,000	4,071,683
4.375%, 01/11/2022 @ f	2,700,000	2,637,771
8.250%, 01/17/2034 f	425,000	472,349
6.875%, 11/10/2039 f	13,425,000	12,920,220
Valero Energy Corp.:
9.375%, 03/15/2019	19,606,000	24,128,830
6.625%, 06/15/2037	5,000,000	5,647,055
Verisk Analytics, Inc.,
4.000%, 06/15/2025	10,000,000	9,793,040
Verizon Communications, Inc.:
6.400%, 09/15/2033	25,675,000	29,422,009
4.272%, 01/15/2036 (Acquired 09/11/2013 through 10/22/2014, Cost $17,804,678) *	19,649,000	17,724,754
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	9,999,200
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,733,968) * f	7,000,000	7,695,730
Vodafone Group PLC,
6.150%, 02/27/2037 f	500,000	533,981
Vrx Escrow Corp.,
5.875%, 05/15/2023 (Acquired 05/12/2015, Cost $5,105,135) * f	5,000,000	5,125,000
Vulcan Materials Co.:
7.000%, 06/15/2018	2,435,000	2,751,550
4.500%, 04/01/2025	3,000,000	2,992,500
7.150%, 11/30/2037	500,000	545,000
Walgreen Co.,
5.250%, 01/15/2019 @	10,000,000	10,964,940
Walgreens Boots Alliance, Inc.,
3.800%, 11/18/2024 @	10,000,000	9,793,780
Wal-Mart Stores, Inc.,
3.300%, 04/22/2024	12,000,000	12,141,516
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	4,584,525
Weatherford International Ltd.:
4.500%, 04/15/2022 f	5,020,000	4,714,111
6.750%, 09/15/2040 f	1,250,000	1,155,835
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	19,429,236
Westvaco Corp.:
9.750%, 06/15/2020	930,000	1,176,904
8.200%, 01/15/2030	2,790,000	3,762,814
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	14,044,909
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,173,876
6.300%, 04/15/2040	1,590,000	1,615,187
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	14,405,580
WPX Energy, Inc.,
6.000%, 01/15/2022 @	4,000,000	3,950,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,680,000
Xerox Corp.,
6.750%, 02/01/2017	3,953,000	4,258,136
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $6,973,678) * f	5,880,000	6,860,555
		2,177,944,637	25.5%
Total Corporate Bonds		4,090,593,328	47.9%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,330,035) * @ f	3,000,000	3,051,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	3,700,000
CNOOC Curtis Funding No.1 Pty Ltd.,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,037,055) * @ f	5,000,000	5,253,915
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,287,889
CNOOC Ltd.,
3.500%, 05/05/2025	21,075,000	20,272,000
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,544,554
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	1,999,464
CNPC HK Overseas Capital Ltd.,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,165,229
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,078,216
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,277,093
Eksportfinans ASA,
2.000%, 09/15/2015 f	12,813,000	12,819,406
Export-Import Bank of Korea:
2.250%, 01/21/2020 f	14,000,000	13,864,494
4.000%, 01/29/2021 f	2,400,000	2,555,467
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	490,000	610,860
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 04/22/2014 through 02/12/2015, Cost $2,942,070) * f	2,950,000	2,948,944
Korea Hydro & Nuclear Power Co. Ltd.,
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	502,360
Korea National Oil Corp.,
3.125%, 04/03/2017 (Acquired 02/18/2015, Cost $8,287,863) * f	8,100,000	8,309,134
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,223,612
Petrobras Global Finance BV,
3.000%, 01/15/2019 f	3,000,000	2,772,480
Petrobras International Finance Co. SA:
3.875%, 01/27/2016 f	5,800,000	5,824,766
7.875%, 03/15/2019 @ f	5,000,000	5,311,050
5.375%, 01/27/2021 f	3,200,000	3,077,760
Petroleos Mexicanos:
4.875%, 01/24/2022 @ f	6,500,000	6,759,155
4.250%, 01/15/2025 (Acquired 10/06/2014 through 10/24/2014, Cost $14,998,413) * f	15,000,000	14,608,500
4.500%, 01/23/2026 (Acquired 01/15/2015, Cost $4,491,900) * f	4,500,000	4,398,300
6.500%, 06/02/2041 @ f	4,000,000	4,160,000
Portigon AG,
4.796%, 07/15/2015 f	1,885,000	1,885,060
PTT PCL,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	4,885,380
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,573,230
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $19,915,200) * f	20,000,000	19,698,800
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $19,804,400) * @ f	20,000,000	19,220,260
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,273,280
The Korea Development Bank:
2.250%, 05/18/2020 @ f	7,200,000	7,153,798
3.000%, 09/14/2022 f	4,400,000	4,388,181
		214,453,637	2.5%

Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	655,925
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,772,275
7.155%, 03/01/2027	1,700,000	1,994,440
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,638,420
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,686,210
City of Weyauwega WI Sewerage System Revenue,
3.150%, 05/01/2017 (Callable 05/01/2016)	5,700,000	5,693,844
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/15/2016)	12,000,000	11,979,480
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,442,937
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,363,063
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,067,870
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	875,000	507,518
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	2,535,000	2,499,510
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,825,000	1,874,604
3.750%, 07/01/2034 (Callable 07/01/2023)	6,915,000	7,284,745
New Jersey Economic Development Authority,
1.802%, 06/15/2017	15,000,000	14,907,150
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	6,115,000	6,253,077
2.812%, 07/01/2035 (Callable 01/01/2024)	8,125,000	8,357,212
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,387,150
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,149,197
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	3,125,000	3,078,531
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,224,091
State of Illinois:
4.961%, 03/01/2016	2,000,000	2,047,040
5.163%, 02/01/2018	3,000,000	3,153,690
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,102,136
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,414,490
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,172,130
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	4,979,232
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,199,254
		99,885,221	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	120,804	122,929
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	53,127	56,582
5.000%, 05/01/2021	98,462	104,979
6.000%, 06/01/2021	19,993	21,934
3.000%, 05/01/2027	10,794,590	11,194,461
6.500%, 12/01/2028	30,717	35,179
6.500%, 06/01/2029	13,565	15,881
5.000%, 03/01/2036	8,882,215	9,819,000
5.500%, 04/01/2037	279,057	312,212
5.500%, 04/01/2038	156,302	174,872
5.500%, 05/01/2038	324,601	363,308
4.500%, 11/01/2039	1,644,915	1,780,039
4.500%, 11/01/2039	5,199,438	5,626,523
4.500%, 08/01/2040	5,290,268	5,725,920
4.500%, 08/01/2040	7,592,345	8,217,918
3.500%, 06/01/2042	11,662,873	12,026,916
3.500%, 07/01/2042	41,104,174	42,386,096
3.000%, 08/01/2042	33,379,168	33,287,612
3.000%, 02/01/2043	10,648,793	10,619,559
3.000%, 04/01/2043	20,170,569	20,110,563
3.000%, 06/01/2043	17,755,283	17,696,261
3.000%, 08/01/2043	27,146,328	27,049,560
3.500%, 07/01/2044	29,791,630	30,682,699
3.500%, 08/01/2044	50,639,480	52,154,108
4.000%, 09/01/2044	32,750,266	34,658,504
4.000%, 10/01/2044	39,594,053	42,081,166
4.000%, 02/01/2045	34,179,077	36,225,024
3.500%, 06/01/2045	23,757,227	24,537,667
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	2,790	3,175
Series 136, Class E, 6.000%, 04/15/2021	6,173	6,553
Series 1122, Class G, 7.000%, 08/15/2021	7,628	8,318
Series 1186, Class I, 7.000%, 12/15/2021	15,029	16,866
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	3,815	4,127
Series 1990-15, Class J, 7.000%, 02/25/2020	9,646	10,247
Series 1991-21, Class J, 7.000%, 03/25/2021	2,602	2,842
Series 1991-43, Class J, 7.000%, 05/25/2021	42,929	47,397
Series 1991-65, Class Z, 6.500%, 06/25/2021	43,503	46,314
Series 2804, Class VC, 5.000%, 07/15/2021	135,751	144,921
5.000%, 11/01/2021	353,284	376,355
Series 1992-129, Class L, 6.000%, 07/25/2022	91,167	98,760
5.500%, 03/01/2023	215,812	242,042
Series 1993-32, Class H, 6.000%, 03/25/2023	21,298	23,166
Series 1993-58, Class H, 5.500%, 04/25/2023	103,800	113,856
5.500%, 07/01/2023	108,122	121,291
5.500%, 12/01/2023	155,213	174,145
6.000%, 03/01/2026	33,532	38,028
5.000%, 06/01/2026	7,936,091	8,555,106
3.000%, 04/01/2027	20,078,298	20,851,111
2.500%, 12/01/2027	29,212,567	29,786,446
5.000%, 05/01/2028	92,351	101,869
6.500%, 09/01/2028	23,273	26,727
6.500%, 02/01/2029	50,988	59,114
4.500%, 07/01/2030	9,978,246	10,792,903
4.000%, 11/01/2031	39,443,779	42,208,206
5.500%, 01/01/2032	20,698	23,342
5.000%, 09/01/2033	27,897,156	30,894,104
4.500%, 10/01/2033	55,189,352	60,126,326
4.000%, 01/01/2034	25,604,877	27,414,602
5.500%, 04/01/2034	1,598,963	1,803,146
5.500%, 04/01/2034	1,517,698	1,709,088
Series 2004-90, Class LH, 5.000%, 04/25/2034	2,418,000	2,551,072
4.000%, 09/01/2034	35,561,945	38,067,267
5.500%, 09/01/2034	49,986	56,366
5.000%, 02/01/2035	35,509,039	39,323,913
5.000%, 02/01/2035	40,204,676	44,563,608
5.500%, 02/01/2035	24,697	27,813
5.000%, 04/01/2035	2,905,719	3,218,243
5.000%, 07/01/2035	8,487,313	9,410,073
5.000%, 02/01/2036	5,432,274	6,008,357
5.000%, 03/01/2036	2,447,240	2,703,024
5.500%, 04/01/2036	8,182,966	9,177,145
6.000%, 08/01/2037	110,878	121,941
6.000%, 05/01/2038	14,539,046	16,522,787
5.000%, 06/01/2040	34,300,696	37,909,132
4.000%, 08/01/2040	2,253,691	2,394,917
4.500%, 08/01/2040	29,399,263	31,856,587
4.500%, 08/01/2040	11,200,397	12,136,875
4.000%, 10/01/2040	1,563,762	1,661,989
4.000%, 12/01/2040	6,433,150	6,878,913
3.500%, 01/01/2041	3,652,665	3,773,987
4.000%, 01/01/2041	8,447,860	8,997,928
3.500%, 02/01/2041	4,042,048	4,176,041
3.500%, 03/01/2041	30,872,443	31,895,942
4.500%, 07/01/2041	14,620,552	15,845,250
3.500%, 09/01/2041	63,612,458	65,723,225
4.000%, 09/01/2041	7,365,207	7,841,576
3.500%, 11/01/2041	35,251,946	36,433,728
4.000%, 12/01/2041	30,955,982	32,947,401
4.500%, 01/01/2042	24,584,826	26,627,770
3.000%, 05/01/2042	5,572,712	5,581,911
3.500%, 06/01/2042	11,919,217	12,320,953
3.500%, 08/01/2042	19,287,320	19,938,980
3.000%, 03/01/2043	10,610,549	10,624,759
3.000%, 05/01/2043	44,778,047	44,817,197
3.000%, 06/01/2043	45,761,440	45,794,469
3.000%, 08/01/2043	12,731,482	12,734,751
4.500%, 09/01/2043	17,270,289	18,697,372
4.000%, 01/01/2045	32,471,698	34,534,357
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	34,476	39,419
6.500%, 01/20/2029	16,670	19,660
6.000%, 11/20/2033	25,688	29,534
5.000%, 07/20/2040	1,626,070	1,811,098
4.000%, 06/20/2042	29,292,299	31,198,772
3.500%, 09/20/2042	16,828,192	17,514,580
3.500%, 04/20/2045	56,668,209	59,117,935
4.000%, 05/20/2045	48,478,076	51,691,585
		1,528,238,167	17.9%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	2,047,032	2,069,392
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	517,887	518,651
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 06/29/2015, Cost $20,418) *	20,996	20,416
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	608,237	591,574
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	453,667	493,248
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	12,252,045	12,870,822
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035 §	12,789,844	12,817,547
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 §	5,724,807	5,485,974
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	806,438	761,917
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 §	6,771,106	6,443,127
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	881,407	722,317
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	16,283	16,414
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	780,936	802,749
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	178,951	182,292
Series 2004-8, Class 3A1, 5.500%, 09/25/2019 §	1,060,373	1,039,353
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	8,330	8,551
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	745,783	767,545
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	576,761	583,689
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 §	146,011	145,592
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	148,944	152,734
Series 2007-1, Class 1A1, 5.937%, 04/25/2022	627,648	629,232
Series 2004-2, Class 1A1, 6.000%, 03/25/2034	3,960,636	4,140,798
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,811,777	1,679,512
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	12,046,169	11,613,555
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	214,321	219,869
Series 2007-C, Class 1A3, 5.308%, 05/20/2036	6,962,362	6,483,483
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046	53,675	45,108
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	524,444	447,175
Series 2007-C, Class 7A5, 0.487%, 05/20/2047	6,490,740	5,390,313
Banc of America Mortgage Trust,
Series 2003-L, Class 2A1, 2.664%, 01/25/2034	4,727,996	4,723,897
Bank of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	5,339,157	5,486,133
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035	35,690	32,613
Chase Mortgage Finance Trust:
Series 2006-A1, Class 2A3, 2.525%, 09/25/2036 §	1,557,516	1,378,047
Series 2007-A1, Class 3A1, 2.543%, 02/25/2037	5,217,407	5,207,500
Series 2007-A1, Class 2A3, 2.642%, 02/25/2037	4,738,669	4,745,308
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	1,069,666	1,057,475
Citicorp Mortgage Securities Trust,
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	2,342,744	2,400,701
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 5.702%, 03/25/2037	384,354	400,734
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.570%, 10/25/2035 §	35,840,219	35,359,207
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	128,843	127,731
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	7,618,223	7,249,806
Countrywide Alternative Loan Trust,
Series 2006-J5, Class 3A1, 4.969%, 07/25/2021	28,384	28,209
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	429,681	428,822
Deutsche Alt-A Securities Inc Mortgage Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	2,975,751	3,023,503
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021	452,623	395,682
Series 2006-AF1, Class A3, 0.367%, 04/25/2036 §	5,113,802	5,040,746
First Frankin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.387%, 02/25/2036	19,742,904	18,981,874
Series 2006-FF4, Class A2, 0.375%, 03/25/2036	7,028,611	6,764,497
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	194,581	194,805
Series 2004-AA1, Class A1, 2.219%, 06/25/2034	10,714,589	10,495,486
Series 2005-AA2, Class 2A1, 2.298%, 04/25/2035	5,221,914	5,134,437
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	673,244	581,309
GSAA Home Equity Trust,
Series 2007-8, Class A3, 0.637%, 08/25/2037	13,623,243	12,328,490
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	1,143,358	1,170,026
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	6,241,324	6,441,514
Series 2005-AR2, Class 2A1, 2.719%, 04/25/2035	8,591,969	8,540,581
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	2,069,114	2,055,787
Series 2006-A1, Class 2A1, 2.524%, 03/25/2036 §	156,910	128,178
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 §	1,225,470	1,166,750
Series 2007-S1, Class A1, 0.467%, 04/25/2047	12,958,028	11,668,523
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	291,270	290,087
Series 2006-A2, Class 2A1, 2.631%, 04/25/2036 §	3,428,284	3,122,299
Series 2006-A2, Class 3A3, 5.192%, 04/25/2036 §	4,118,006	3,812,735
Series 2006-A7, Class 2A2, 2.559%, 01/25/2037 §	5,194,206	4,764,723
Series 2006-A7, Class 2A4R, 2.559%, 01/25/2037 §	4,668,827	4,282,785
Series 2007-A2, Class 2A3, 2.565%, 04/25/2037 §	9,963,473	8,921,812
Series 2007-A4, Class 2A3, 2.773%, 06/25/2037 §	11,276,881	10,352,865
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	125,149	126,920
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	375,789	389,084
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	746,385	771,389
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	59,901	63,807
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	5,640,191	6,039,922
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	4,613,103	4,722,489
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 §	5,649,124	4,998,610
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1B, 0.807%, 12/25/2029	16,607,098	15,967,476
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	1,360,167	1,391,082
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	1,200,900	1,212,657
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	5,772	5,882
Series 2004-QS16, Class 1A1, 5.500%, 12/25/2034	3,045,336	3,087,359
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	460,027	460,669
Series 2005-QS5, Class A1, 0.587%, 04/25/2035 §	4,707,117	3,542,755
Series 2005-QS9, Class A2, 0.687%, 06/25/2035 §	2,214,471	1,769,132
Series 2005-QS11, Class A2, 0.687%, 07/25/2035	8,461,608	7,128,126
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	17,034,881	16,434,402
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.438%, 10/25/2033	3,485,157	3,426,436
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	449,037	472,615
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	56,503	57,827
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	50,080	51,029
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	115,791	118,803
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	34,251	35,786
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	154,036	160,255
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	8,865,760	9,429,817
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	7,359,569	8,029,856
Series 2005-3, Class 1CB3, 0.637%, 05/25/2035 §	11,345,829	9,017,189
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	15,642,719	14,999,615
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	108,067	94,754
Wells Fargo Mortgage Backed Securities:
Series 2005-AR16, Class 4A2, 2.686%, 10/25/2035	7,078,414	7,076,885
Series 2006-AR14, Class 2A3, 2.629%, 10/25/2036 §	7,050,244	6,535,985
		403,047,239	4.7%

Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.337%, 09/25/2036	13,174,695	11,308,670
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.507%, 12/25/2035	14,489,662	13,775,408
Series 2007-1, Class A3, 0.317%, 02/25/2037	3,300,632	3,138,539
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.337%, 04/25/2036	17,934,045	16,934,078
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	3,647	3,584
Banc of America Funding Trust,
Series 2005-C, Class A1, 0.427%, 05/20/2035	17,361,356	16,061,320
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	727,430	765,938
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	134,334
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 0.357%, 10/25/2036	13,005,819	12,328,866
Series 2007-HE5, Class 1A2, 0.367%, 06/25/2047	15,721,538	15,183,516
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 0.567%, 12/25/2035	21,604,225	20,820,186
Series 2006-NC1, Class A3, 0.397%, 01/25/2036	8,550,394	8,225,368
Series 2006-OPT1, Class A3, 0.367%, 02/25/2036	11,033,770	10,690,553
Series 2006-NC2, Class A2, 0.277%, 06/25/2036	4,418,463	4,365,703
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,899,988
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.775%, 09/25/2036	2,459,873	2,579,865
Series 2006-3, Class A4, 5.703%, 11/25/2036	4,272,070	4,464,412
Series 2007-2, Class A4, 5.520%, 06/25/2037	4,268,234	4,453,813
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A3, 0.337%, 01/25/2037	5,643,368	5,546,663
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028	7,057	7,104
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	2,725	2,790
Series 1997-4, Class A5, 6.880%, 02/15/2029	6,307	6,401
Series 1998-3, Class A5, 6.220%, 03/01/2030	353,833	374,983
Series 1998-4, Class A5, 6.180%, 04/01/2030	155,056	165,884
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	171,853	171,807
Series 2004-12, Class AF6, 4.634%, 03/25/2035	390,727	401,640
Series 2004-15, Class AF6, 4.613%, 04/25/2035	331,791	333,646
Series 2005-7, Class AF6, 4.693%, 10/25/2035	1,017,754	1,039,482
Series 2005-10, Class AF6, 4.758%, 02/25/2036	2,549,369	2,607,823
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,226,159	1,257,652
Series 2005-13, Class 3AV3, 0.435%, 04/25/2036	2,571,800	2,555,389
Series 2005-13, Class AF3, 4.948%, 04/25/2036	1,802,119	1,629,762
Series 2006-S9, Class A3, 5.728%, 08/25/2036	124,382	124,512
Series 2006-13, Class 1AF3, 4.828%, 01/25/2037 §	133,300	169,796
Series 2006-10, Class 1AF3, 4.929%, 09/25/2046 §	1,197,970	1,074,917
Series 2006-9, Class 1AF3, 5.033%, 10/25/2046 §	480,233	438,479
Series 2007-4, Class A3, 5.542%, 04/25/2047 §	737,350	626,673
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.156%, 12/25/2035	1,446,508	1,432,625
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	56,451	54,410
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,148	1,157
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.987%, 06/25/2034	5,277,606	5,124,339
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.357%, 08/25/2036	807,115	792,779
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 0.457%, 10/25/2035	17,054,637	15,082,780
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 0.347%, 03/25/2036	6,263,267	5,760,070
Series 2007-WF1, Class 2A3, 0.357%, 05/25/2037	19,755,624	19,165,227
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 0.425%, 11/25/2036	10,000,000	9,608,020
Series 2007-CH3, Class A3, 0.337%, 03/25/2037	11,227,831	11,090,088
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.387%, 01/25/2036	2,437,025	2,347,932
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.447%, 11/25/2035	18,655,799	16,799,770
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.487%, 01/25/2036	7,175,000	6,880,466
Morgan Stanley Capital I Inc. Trust,
Series 2006-HE1, Class A3, 0.367%, 01/25/2036	837,414	835,386
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.357%, 02/25/2036	1,830,814	1,825,348
MortgageIT Trust,
Series 2005-5, Class A1, 0.447%, 12/25/2035	10,695,713	9,673,620
Nationstar Home Equity Loan Trust:
Series 2006-B, Class AV3, 0.357%, 09/25/2036	2,495,796	2,492,416
Series 2007-C, Class 2AV2, 0.317%, 06/25/2037	16,911,021	16,309,530
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	23,665	24,236
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class A3, 0.447%, 11/25/2035	382,372	378,105
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032	2,743,840	2,702,227
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	23,254	23,382
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	1,376,385	1,407,266
Series 2006-NC2, Class A2, 0.377%, 02/25/2036	10,760,802	10,554,087
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	35,380	34,388
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	67,435	65,090
Series 2006-EMX2, Class A2, 0.387%, 02/25/2036	5,559,486	5,494,312
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	105,702	107,267
Series 2005-2, Class AF6, 4.781%, 08/25/2035	4,800,802	4,918,426
Series 2005-3, Class AF3, 4.814%, 11/25/2035	1,631,138	1,650,155
Series 2006-2, Class AF3, 5.797%, 08/25/2036	16,562,842	10,587,631
Series 2006-3, Class AF2, 5.580%, 11/25/2036	10,939,337	6,543,758
Series 2007-1, Class AF2, 5.512%, 04/25/2037	483,010	254,789
Series 2007-1, Class AF3, 5.612%, 04/25/2037	289,806	160,536
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,470,979	767,132
Security National Mortgage Co.,
Series 2005-1, 4.670%, 02/25/2035 (Acquired 06/29/2015, Cost $4,029) *	4,031	4,029
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.447%, 12/25/2035	10,803,206	10,609,472
Series 2006-OPT4, Class 2A3, 0.324%, 06/25/2036	6,806,141	6,301,493
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.857%, 10/25/2035	4,059,287	3,950,307
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 06/11/2015 through 06/18/2015, Cost $20,071,237) *	20,000,000	20,025,000
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $2,050,329) *	2,050,561	2,055,638
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (Acquired 06/03/2015, Cost $16,074,878) *	16,075,000	16,082,652
		401,646,885	4.7%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	1,134,165	1,133,269
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.380%, 07/15/2044	8,867,586	8,874,565
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,181,425
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	2,094,987	2,093,789
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	26,771,175
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	23,325,000	24,958,659
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	30,626,531
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,134,450
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	363,578	363,093
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,500,482
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.495%, 11/10/2045	12,769,957	12,799,520
GMAC Commercial Mortgage Securities Inc. Trust,
Series 2004-C2, Class A4, 5.301%, 08/10/2038	44,684	44,716
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	40,164,000	39,852,368
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	14,524,873	15,342,246
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	14,620,000	15,324,508
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,450,000	3,461,399
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	1,155,232	1,154,533
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	9,953,506
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	21,997,252
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	19,900,000	20,121,248
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	25,124,891
Series 2014-C25, Class A5, 3.672%, 11/15/2047	33,300,000	34,194,205
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	30,940,000	31,451,345
Series 2012-C6, Class A4, 2.858%, 11/15/2045	32,035,000	31,870,276
Series 2013-C10, Class A3, 4.103%, 07/15/2046	43,985,000	47,142,595
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	20,358,671
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.362%, 11/14/2042	11,349,291	11,353,434
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.448%, 12/15/2044	11,808,655	11,823,333
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	14,530,825
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,102,740
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,052,452
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	19,800,828
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	23,282,365
Series 2014-C24, Class A5, 3.607%, 11/15/2047	20,000,000	20,547,540
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,010,615
		577,334,849	6.8%
Total Long-Term Investments (Cost $8,464,107,885)		8,410,799,785	98.5%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.09% «	221,379,425	221,379,425
Short-Term Investments Trust - Liquid Assets Portfolio, 0.10% «	167,000,000	167,000,000
Total Short-Term Investments (Cost $388,379,425)		388,379,425	4.5%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.25% «	183,742,150	183,742,150
Total Investment Companies (Cost $183,742,150)		183,742,150	2.1%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $183,742,150)		183,742,150	2.1%
Total Investments (Cost $9,036,229,460)		8,982,921,360	105.1%
Liabilities in Excess of Other Assets		(439,504,260)	(5.1)%
TOTAL NET ASSETS		$ 8,543,417,100	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2015, the value of these securities total $1,287,997,061, which represents 15.08% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2015.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)   Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:     September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:     September 4, 2015

By:          /s/Terrance Maxwell
Terrance Maxwell, Treasurer

Date:     September 4, 2015